UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2015

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-SANN-0515
1.831586.108

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Consumer Discretionary	.0039%
Actual		$ 1,000.00	$ 1,152.20	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02
Consumer Staples	.0045%
Actual		$ 1,000.00	$ 1,086.10	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02
Energy	.0019%
Actual		$ 1,000.00	$ 852.10	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01
Financials	.0017%
Actual		$ 1,000.00	$ 1,063.00	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01
Health Care	.0040%
Actual		$ 1,000.00	$ 1,216.50	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02
Industrials	.0016%
Actual		$ 1,000.00	$ 1,096.90	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01
Information Technology	.0077%
Actual		$ 1,000.00	$ 1,080.40	$ .04
Hypothetical A		$ 1,000.00	$ 1,024.89	$ .04
Materials	.0030%
Actual		$ 1,000.00	$ 981.90	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .02
Telecom Services	.0038%
Actual		$ 1,000.00	$ 1,043.70	$ .02
Hypothetical A		$ 1,000.00	$ 1,024.91	$ .02
Utilities	.0027%
Actual		$ 1,000.00	$ 1,034.90	$ .01
Hypothetical A		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
The Walt Disney Co.	8.5	7.7
Comcast Corp. Class A	6.3	4.7
Home Depot, Inc.	4.8	6.0
Starbucks Corp.	4.4	3.3
L Brands, Inc.	4.0	3.6
NIKE, Inc. Class B	3.9	3.9
Wyndham Worldwide Corp.	3.4	2.8
Hilton Worldwide Holdings, Inc.	3.0	0.0
Priceline Group, Inc.	2.9	4.1
Naspers Ltd. Class N	2.6	2.3
	43.8
Top Industries (% of fund's net assets)
As of March 31, 2015
Hotels, Restaurants & Leisure 23.5%
Media 23.2%
Specialty Retail 18.5%
Textiles, Apparel & Luxury Goods 10.0%
Internet & Catalog Retail 4.6%
All Others* 20.2%

As of September 30, 2014
Media 30.4%
Specialty Retail 21.4%
Hotels, Restaurants & Leisure 16.6%
Textiles, Apparel & Luxury Goods 10.4%
Internet & Catalog Retail 6.3%
All Others* 14.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
AUTO COMPONENTS - 3.6%
Auto Parts & Equipment - 3.6%
Delphi Automotive PLC	500,573	$ 39,915,691
Tenneco, Inc. (a)	330,900	19,000,278
		58,915,969
AUTOMOBILES - 2.6%
Automobile Manufacturers - 1.0%
Tata Motors Ltd. (a)	1,227,011	10,761,345
Tesla Motors, Inc. (a)	30,900	5,832,993
		16,594,338
Motorcycle Manufacturers - 1.6%
Harley-Davidson, Inc.	424,500	25,784,130
TOTAL AUTOMOBILES		42,378,468
BEVERAGES - 2.3%
Distillers & Vintners - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	178,800	20,778,348
Soft Drinks - 1.0%
Monster Beverage Corp. (a)	116,944	16,184,465
TOTAL BEVERAGES		36,962,813
FOOD & STAPLES RETAILING - 0.5%
Food Retail - 0.5%
Sprouts Farmers Market LLC (a)	236,700	8,338,941
FOOD PRODUCTS - 1.5%
Packaged Foods & Meats - 1.5%
Associated British Foods PLC	229,359	9,587,713
Keurig Green Mountain, Inc.	130,300	14,558,419
		24,146,132
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 23.5%
Casinos & Gaming - 2.8%
Las Vegas Sands Corp.	494,900	$ 27,239,296
Wynn Resorts Ltd.	142,600	17,950,488
		45,189,784
Hotels, Resorts & Cruise Lines - 8.5%
Accor SA	91,700	4,790,009
China Lodging Group Ltd. ADR (a)	238,662	4,701,641
Hilton Worldwide Holdings, Inc. (a)	1,654,240	48,998,589
Marriott International, Inc. Class A	317,510	25,502,403
Wyndham Worldwide Corp.	608,238	55,027,292
		139,019,934
Leisure Facilities - 1.3%
Vail Resorts, Inc.	202,623	20,955,271
Restaurants - 10.9%
Buffalo Wild Wings, Inc. (a)	82,300	14,916,052
Domino's Pizza, Inc.	106,600	10,718,630
Fiesta Restaurant Group, Inc. (a)	286,879	17,499,619
Jubilant Foodworks Ltd. (a)	398,213	9,452,702
McDonald's Corp.	226,100	22,031,184
Noodles & Co. (a)(d)	386,287	6,736,845
Ruth's Hospitality Group, Inc.	1,524,500	24,209,060
Starbucks Corp.	752,045	71,218,662
		176,782,754
TOTAL HOTELS, RESTAURANTS & LEISURE		381,947,743
HOUSEHOLD DURABLES - 2.2%
Homebuilding - 2.2%
D.R. Horton, Inc.	405,600	11,551,488
Lennar Corp. Class A	254,200	13,170,102
PulteGroup, Inc.	526,800	11,710,764
		36,432,354
INTERNET & CATALOG RETAIL - 4.6%
Internet Retail - 4.6%
Amazon.com, Inc. (a)	46,980	17,481,258
Ocado Group PLC (a)(d)	1,782,451	9,354,783
Priceline Group, Inc. (a)	40,901	47,614,899
		74,450,940
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 3.0%
Internet Software & Services - 3.0%
Alibaba Group Holding Ltd. sponsored ADR	188,800	$ 15,715,712
HomeAway, Inc. (a)	275,600	8,314,852
Yahoo!, Inc. (a)	546,600	24,288,171
		48,318,735
LEISURE PRODUCTS - 1.4%
Leisure Products - 1.4%
Brunswick Corp.	163,811	8,428,076
Polaris Industries, Inc.	102,500	14,462,750
		22,890,826
MEDIA - 23.2%
Advertising - 0.3%
MDC Partners, Inc. Class A (sub. vtg.)	157,576	4,467,279
Broadcasting - 2.5%
ITV PLC	10,897,400	40,881,799
Cable & Satellite - 10.5%
Comcast Corp. Class A	1,812,600	102,357,522
DIRECTV (a)	191,125	16,264,738
Naspers Ltd. Class N	273,800	42,213,373
Time Warner Cable, Inc.	68,600	10,281,768
		171,117,401
Movies & Entertainment - 9.6%
CTS Eventim AG	119,061	3,750,996
The Walt Disney Co.	1,322,205	138,686,078
Time Warner, Inc.	156,200	13,189,528
		155,626,602
Publishing - 0.3%
Rightmove PLC	104,700	4,654,700
TOTAL MEDIA		376,747,781
MULTILINE RETAIL - 2.1%
Department Stores - 1.6%
Macy's, Inc.	406,200	26,366,442
General Merchandise Stores - 0.5%
B&M European Value Retail S.A.	1,833,529	8,499,553
TOTAL MULTILINE RETAIL		34,865,995
Common Stocks - continued
	Shares	Value
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	117,100	$ 9,738,036
SOFTWARE - 0.2%
Application Software - 0.2%
Mobileye NV (a)	78,400	3,295,152
SPECIALTY RETAIL - 18.5%
Apparel Retail - 7.1%
L Brands, Inc.	689,700	65,031,813
Ross Stores, Inc.	243,557	25,661,166
TJX Companies, Inc.	250,510	17,548,226
United Arrows Ltd.	117,400	3,484,644
Zumiez, Inc. (a)	93,300	3,755,325
		115,481,174
Automotive Retail - 4.7%
AutoZone, Inc. (a)	55,300	37,723,448
O'Reilly Automotive, Inc. (a)	177,300	38,339,352
		76,062,800
Home Improvement Retail - 4.8%
Home Depot, Inc.	690,900	78,493,149
Specialty Stores - 1.9%
Tiffany & Co., Inc.	271,495	23,894,275
World Duty Free SpA (a)(d)	570,031	6,147,646
		30,041,921
TOTAL SPECIALTY RETAIL		300,079,044
TEXTILES, APPAREL & LUXURY GOODS - 10.0%
Apparel, Accessories & Luxury Goods - 6.1%
Compagnie Financiere Richemont SA Series A	89,375	7,181,361
G-III Apparel Group Ltd. (a)	182,237	20,528,998
lululemon athletica, Inc. (a)	26,600	1,702,932
PVH Corp.	378,930	40,378,781
VF Corp.	399,712	30,102,311
		99,894,383
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - CONTINUED
Footwear - 3.9%
NIKE, Inc. Class B	628,493	$ 63,056,703
TOTAL TEXTILES, APPAREL & LUXURY GOODS		162,951,086
TOTAL COMMON STOCKS (Cost $1,340,869,833)		1,622,460,015
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.14% (b)	7,027,059	7,027,059
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	13,713,336	13,713,336
TOTAL MONEY MARKET FUNDS (Cost $20,740,395)		20,740,395
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,361,610,228)		1,643,200,410
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(17,226,846)
NET ASSETS - 100%		$ 1,625,973,564
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,734
Fidelity Securities Lending Cash Central Fund	25,665
Total	$ 34,399
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,622,460,015	$ 1,601,032,665	$ 21,427,350	$ -
Money Market Funds	20,740,395	20,740,395	-	-
Total Investments in Securities:	$ 1,643,200,410	$ 1,621,773,060	$ 21,427,350	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.8%
United Kingdom	4.5%
South Africa	2.6%
Bailiwick of Jersey	2.4%
Cayman Islands	1.3%
India	1.3%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,967,013) - See accompanying schedule: Unaffiliated issuers (cost $1,340,869,833)	$ 1,622,460,015
Fidelity Central Funds (cost $20,740,395)	20,740,395
Total Investments (cost $1,361,610,228)		$ 1,643,200,410
Receivable for investments sold		1,037,407
Receivable for fund shares sold		697,778
Dividends receivable		1,237,869
Distributions receivable from Fidelity Central Funds		7,010
Total assets		1,646,180,474

Liabilities
Payable for investments purchased	$ 5,654,357
Payable for fund shares redeemed	455,440
Other payables and accrued expenses	383,777
Collateral on securities loaned, at value	13,713,336
Total liabilities		20,206,910

Net Assets		$ 1,625,973,564
Net Assets consist of:
Paid in capital		$ 1,344,763,644
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		281,209,920
Net Assets, for 6,645,232 shares outstanding		$ 1,625,973,564
Net Asset Value, offering price and redemption price per share ($1,625,973,564 ÷ 6,645,232 shares)		$ 244.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 10,970,994
Income from Fidelity Central Funds		34,399
Total income		11,005,393

Expenses
Custodian fees and expenses	$ 29,699
Independent directors' compensation	2,958
Miscellaneous	8
Total expenses before reductions	32,665
Expense reductions	(3,034)	29,631
Net investment income (loss)		10,975,762
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $14,223)	66,777,975
Foreign currency transactions	(51,859)
Total net realized gain (loss)		66,726,116
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $354,401)	133,313,287
Assets and liabilities in foreign currencies	(7,010)
Total change in net unrealized appreciation (depreciation)		133,306,277
Net gain (loss)		200,032,393
Net increase (decrease) in net assets resulting from operations		$ 211,008,155

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 10,975,762	$ 14,635,041
Net realized gain (loss)	66,726,116	237,009,233
Change in net unrealized appreciation (depreciation)	133,306,277	(127,270,733)
Net increase (decrease) in net assets resulting from operations	211,008,155	124,373,541
Distributions to partners from net investment income	(10,158,642)	(14,218,615)
Affiliated share transactions Proceeds from sales of shares	54,013,710	209,578,271
Reinvestment of distributions	10,158,410	14,218,289
Cost of shares redeemed	(70,948,892)	(242,736,535)
Net increase (decrease) in net assets resulting from share transactions	(6,776,772)	(18,939,975)
Total increase (decrease) in net assets	194,072,741	91,214,951

Net Assets
Beginning of period	1,431,900,823	1,340,685,872
End of period	$ 1,625,973,564	$ 1,431,900,823
Other Affiliated Information Shares
Sold	227,801	995,774
Issued in reinvestment of distributions	43,029	67,077
Redeemed	(324,401)	(1,195,338)
Net increase (decrease)	(53,571)	(132,487)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 213.75	$ 196.26	$ 150.90	$ 114.27	$ 113.46	$ 92.13
Income from Investment Operations
Net investment income (loss)D	1.67	2.23	2.00	1.84	1.65	1.25
Net realized and unrealized gain (loss)	30.81	17.43	45.30	36.60	.74	21.31
Total from investment operations	32.48	19.66	47.30	38.44	2.39	22.56
Distributions to partners from net investment income	(1.55)	(2.17)	(1.94)	(1.81)	(1.58)	(1.23)
Net asset value, end of period	$ 244.68	$ 213.75	$ 196.26	$ 150.90	$ 114.27	$ 113.46
Total ReturnB, C	15.22%	10.03%	31.56%	33.79%	1.96%	24.64%
Ratios to Average Net AssetsE, H
Expenses before reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of all reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Net investment income (loss)	1.45%A	1.06%	1.17%	1.32%	1.29%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,625,974	$ 1,431,901	$ 1,340,686	$ 914,137	$ 606,311	$ 605,022
Portfolio turnover rateF, I	70%A	169%I	122%I	191%	179%	143%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
British American Tobacco PLC sponsored ADR	10.7	11.5
Procter & Gamble Co.	9.7	8.9
CVS Health Corp.	9.2	7.6
Wal-Mart Stores, Inc.	7.1	4.7
Kroger Co.	5.9	5.1
Lorillard, Inc.	5.0	1.2
PepsiCo, Inc.	4.9	2.5
Mead Johnson Nutrition Co. Class A	4.6	4.0
The Coca-Cola Co.	4.2	12.0
Colgate-Palmolive Co.	3.1	1.9
	64.4
Top Industries (% of fund's net assets)
As of March 31, 2015
Food & Staples Retailing 25.4%
Tobacco 19.5%
Beverages 19.1%
Food Products 16.8%
Household Products 13.0%
All Others* 6.2%

As of September 30, 2014
Beverages 25.9%
Food & Staples Retailing 22.6%
Tobacco 20.4%
Food Products 14.9%
Household Products 11.0%
All Others* 5.2%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Consumer Staples Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BEVERAGES - 18.9%
Brewers - 2.9%
Anheuser-Busch InBev SA NV	142,653	$ 17,427,260
SABMiller PLC	325,016	17,067,357
		34,494,617
Distillers & Vintners - 2.5%
C&C Group PLC	540,800	2,218,404
Diageo PLC sponsored ADR	151,109	16,708,122
Remy Cointreau SA (d)	140,217	10,327,631
		29,254,157
Soft Drinks - 13.5%
Coca-Cola Bottling Co. Consolidated	52,989	5,990,936
Coca-Cola Central Japan Co. Ltd.	150,600	3,069,281
Coca-Cola FEMSA S.A.B. de CV sponsored ADR (d)	24,540	1,959,764
Coca-Cola Icecek Sanayi A/S	303,735	5,136,562
Embotelladora Andina SA:
ADR	181,232	2,290,772
sponsored ADR	70,158	1,055,878
Fomento Economico Mexicano S.A.B. de CV sponsored ADR (a)	34,213	3,198,916
Monster Beverage Corp. (a)	199,996	27,678,446
PepsiCo, Inc.	608,383	58,173,582
The Coca-Cola Co.	1,229,687	49,863,808
		158,417,945
TOTAL BEVERAGES		222,166,719
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Enzymotec Ltd. (a)	240,326	1,730,347
CHEMICALS - 0.1%
Specialty Chemicals - 0.1%
Senomyx, Inc. (a)(d)	213,753	942,651
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - 25.4%
Drug Retail - 9.4%
CVS Health Corp.	1,048,991	$ 108,266,361
Drogasil SA	265,100	2,378,927
		110,645,288
Food Distributors - 1.0%
Chefs' Warehouse Holdings (a)	157,673	3,536,605
United Natural Foods, Inc. (a)	102,690	7,911,238
		11,447,843
Food Retail - 6.9%
Fresh Market, Inc. (a)(d)	151,859	6,171,550
Kroger Co.	910,125	69,770,183
Sprouts Farmers Market LLC (a)	142,100	5,006,183
Whole Foods Market, Inc.	12,679	660,322
		81,608,238
Hypermarkets & Super Centers - 8.1%
Costco Wholesale Corp.	75,506	11,438,781
Wal-Mart Stores, Inc.	1,018,862	83,801,400
		95,240,181
TOTAL FOOD & STAPLES RETAILING		298,941,550
FOOD PRODUCTS - 16.8%
Agricultural Products - 4.8%
Archer Daniels Midland Co.	465,030	22,042,422
Bunge Ltd.	392,399	32,317,982
SLC Agricola SA	535,200	2,936,301
		57,296,705
Packaged Foods & Meats - 12.0%
Dean Foods Co.	78,000	1,289,340
General Mills, Inc.	507,900	28,747,140
Inner Mongoli Yili Industries Co. Ltd.	588,850	2,930,240
Keurig Green Mountain, Inc.	221,408	24,737,916
Lindt & Spruengli AG	36	2,278,247
Mead Johnson Nutrition Co. Class A	540,110	54,297,258
Nestle SA	153,836	11,584,226
The Hain Celestial Group, Inc. (a)	129,860	8,317,533
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - continued
Ulker Biskuvi Sanayi A/S	369,475	$ 2,772,289
Unilever NV (NY Reg.)	96,874	4,045,458
		140,999,647
TOTAL FOOD PRODUCTS		198,296,352
HOTELS, RESTAURANTS & LEISURE - 1.4%
Restaurants - 1.4%
ARAMARK Holdings Corp.	539,702	17,070,774
HOUSEHOLD DURABLES - 0.4%
Household Appliances - 0.2%
SodaStream International Ltd. (a)(d)	95,665	1,938,173
Housewares & Specialties - 0.2%
Tupperware Brands Corp.	38,500	2,657,270
TOTAL HOUSEHOLD DURABLES		4,595,443
HOUSEHOLD PRODUCTS - 13.0%
Household Products - 13.0%
Colgate-Palmolive Co.	524,405	36,362,243
Procter & Gamble Co.	1,396,048	114,392,173
Svenska Cellulosa AB (SCA) (B Shares)	101,200	2,334,892
		153,089,308
PERSONAL PRODUCTS - 2.3%
Personal Products - 2.3%
Herbalife Ltd.	179,976	7,695,774
L'Oreal SA	71,100	13,099,755
Nu Skin Enterprises, Inc. Class A (d)	100,976	6,079,765
		26,875,294
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
Perrigo Co. PLC	10,534	1,743,904
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Textiles - 0.3%
Japan Tobacco, Inc.	95,100	3,006,574
Common Stocks - continued
	Shares	Value
TOBACCO - 19.5%
Tobacco - 19.5%
Altria Group, Inc.	469,023	$ 23,460,530
British American Tobacco PLC sponsored ADR (d)	1,215,081	126,088,953
ITC Ltd. (a)	796,757	4,168,760
Lorillard, Inc.	894,703	58,468,841
Philip Morris International, Inc.	153,444	11,558,937
Souza Cruz SA	660,300	5,255,008
		229,001,029
TOTAL COMMON STOCKS (Cost $797,997,088)		1,157,459,945
Nonconvertible Preferred Stocks - 0.2%

BEVERAGES - 0.2%
Brewers - 0.2%
Ambev SA sponsored ADR (Cost $742,894)	376,475	2,168,496
Money Market Funds - 2.8%

Fidelity Cash Central Fund, 0.14% (b)	10,273,066	10,273,066
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	22,357,705	22,357,705
TOTAL MONEY MARKET FUNDS (Cost $32,630,771)		32,630,771
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $831,370,753)		1,192,259,212
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(15,121,952)
NET ASSETS - 100%		$ 1,177,137,260
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,646
Fidelity Securities Lending Cash Central Fund	59,304
Total	$ 68,950
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,157,459,945	$ 1,122,372,604	$ 35,087,341	$ -
Nonconvertible Preferred Stocks	2,168,496	2,168,496	-	-
Money Market Funds	32,630,771	32,630,771	-	-
Total Investments in Securities:	$ 1,192,259,212	$ 1,157,171,871	$ 35,087,341	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	73.5%
United Kingdom	13.5%
Bermuda	2.7%
France	2.0%
Belgium	1.5%
Switzerland	1.2%
Brazil	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,513,721) - See accompanying schedule: Unaffiliated issuers (cost $798,739,982)	$ 1,159,628,441
Fidelity Central Funds (cost $32,630,771)	32,630,771
Total Investments (cost $831,370,753)		$ 1,192,259,212
Receivable for investments sold		5,753,388
Receivable for fund shares sold		442,627
Dividends receivable		6,068,425
Distributions receivable from Fidelity Central Funds		9,377
Total assets		1,204,533,029

Liabilities
Payable for investments purchased	$ 4,749,476
Payable for fund shares redeemed	274,881
Other payables and accrued expenses	13,707
Collateral on securities loaned, at value	22,357,705
Total liabilities		27,395,769

Net Assets		$ 1,177,137,260
Net Assets consist of:
Paid in capital		$ 816,272,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		360,864,764
Net Assets, for 5,345,352 shares outstanding		$ 1,177,137,260
Net Asset Value, offering price and redemption price per share ($1,177,137,260 ÷ 5,345,352 shares)		$ 220.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Consumer Staples Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 14,169,206
Income from Fidelity Central Funds		68,950
Total income		14,238,156

Expenses
Custodian fees and expenses	$ 26,182
Independent directors' compensation	2,355
Interest	288
Miscellaneous	6
Total expenses before reductions	28,831
Expense reductions	(2,372)	26,459
Net investment income (loss)		14,211,697
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,398,261
Foreign currency transactions	(46,329)
Total net realized gain (loss)		85,351,932
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $14,025)	(1,579,711)
Assets and liabilities in foreign currencies	5,096
Total change in net unrealized appreciation (depreciation)		(1,574,615)
Net gain (loss)		83,777,317
Net increase (decrease) in net assets resulting from operations		$ 97,989,014

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,211,697	$ 28,455,313
Net realized gain (loss)	85,351,932	54,679,919
Change in net unrealized appreciation (depreciation)	(1,574,615)	76,568,766
Net increase (decrease) in net assets resulting from operations	97,989,014	159,703,998
Distributions to partners from net investment income	(13,702,724)	(28,413,955)
Affiliated share transactions Proceeds from sales of shares	33,123,359	150,330,392
Reinvestment of distributions	13,702,450	28,413,398
Cost of shares redeemed	(120,835,845)	(159,706,946)
Net increase (decrease) in net assets resulting from share transactions	(74,010,036)	19,036,844
Total increase (decrease) in net assets	10,276,254	150,326,887

Net Assets
Beginning of period	1,166,861,006	1,016,534,119
End of period	$ 1,177,137,260	$ 1,166,861,006
Other Affiliated Information Shares
Sold	150,976	777,954
Issued in reinvestment of distributions	62,233	144,838
Redeemed	(556,708)	(839,849)
Net increase (decrease)	(343,499)	82,943

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 205.11	$ 181.33	$ 161.05	$ 131.58	$ 125.53	$ 114.15
Income from Investment Operations
Net investment income (loss) D	2.61	5.20	4.77	4.33	3.86	3.08
Net realized and unrealized gain (loss)	15.04	23.75	20.13	29.39	6.04	11.26
Total from investment operations	17.65	28.95	24.90	33.72	9.90	14.34
Distributions to partners from net investment income	(2.54)	(5.17)	(4.62)	(4.25)	(3.85)	(2.96)
Net asset value, end of period	$ 220.22	$ 205.11	$ 181.33	$ 161.05	$ 131.58	$ 125.53
Total ReturnB, C	8.61%	16.13%	15.58%	25.90%	7.83%	12.73%
Ratios to Average Net AssetsE, H
Expenses before reductions	-%A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	.01%	.01%	-%G	.01%	.01%
Expenses net of all reductions	-%A, G	.01%	.01%	-%G	.01%	.01%
Net investment income (loss)	2.40%A	2.67%	2.72%	2.91%	2.86%	2.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,177,137	$ 1,166,861	$ 1,016,534	$ 880,205	$ 647,542	$ 622,888
Portfolio turnover rateF	63%A	36%I	34%I	27%	51%	61%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	11.7	14.4
Schlumberger Ltd.	8.0	9.4
EOG Resources, Inc.	6.5	6.8
Chevron Corp.	5.6	7.7
Anadarko Petroleum Corp.	4.8	4.3
Baker Hughes, Inc.	4.3	0.0
Cimarex Energy Co.	4.1	3.6
Noble Energy, Inc.	3.4	3.8
Pioneer Natural Resources Co.	3.1	1.1
Kinder Morgan, Inc.	2.9	2.4
	54.4
Top Industries (% of fund's net assets)
As of March 31, 2015
Oil, Gas & Consumable Fuels 80.3%
Energy Equipment & Services 17.6%
Independent Power and Renewable Electricity Producers 0.9%
All Others* 1.2%

As of September 30, 2014
Oil, Gas & Consumable Fuels 74.1%
Energy Equipment & Services 24.1%
Independent Power Producers & Energy Traders 0.5%
Independent Power and Renewable Electricity Producers 0.2%
Trading Companies & Distributors 0.0% [t]
All Others* 1.1%

* Includes short-term investments and net other assets (liabilities).
[t] Amount represents less than 0.1%

Semiannual Report

Fidelity Energy Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
ENERGY EQUIPMENT & SERVICES - 17.6%
Oil & Gas Drilling - 0.9%
Ocean Rig UDW, Inc. (United States)	144,565	$ 952,683
Odfjell Drilling A/S (d)	740,922	597,837
Unit Corp. (a)	183,500	5,134,330
Vantage Drilling Co. (a)	2,579,346	844,736
Xtreme Drilling & Coil Services Corp. (a)	1,083,100	1,419,562
		8,949,148
Oil & Gas Equipment & Services - 16.7%
Baker Hughes, Inc.	683,000	43,425,140
C&J Energy Services Ltd. (a)	52,200	580,986
Dril-Quip, Inc. (a)	107,400	7,345,086
FMC Technologies, Inc. (a)	366,831	13,576,415
Frank's International NV	112,900	2,111,230
Oceaneering International, Inc.	318,651	17,184,848
Schlumberger Ltd.	986,257	82,293,284
Total Energy Services, Inc.	74,000	821,476
Weatherford International Ltd. (a)	281,200	3,458,760
		170,797,225
TOTAL ENERGY EQUIPMENT & SERVICES		179,746,373
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.9%
Independent Power Producers & Energy Traders - 0.4%
Dynegy, Inc. (a)	152,482	4,792,509
Renewable Electricity - 0.5%
NextEra Energy Partners LP	111,600	4,890,312
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		9,682,821
OIL, GAS & CONSUMABLE FUELS - 80.3%
Integrated Oil & Gas - 18.7%
BG Group PLC	839,200	10,300,121
Chevron Corp.	544,603	57,172,423
Exxon Mobil Corp.	1,411,360	119,965,600
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Integrated Oil & Gas - continued
Imperial Oil Ltd.	68,400	$ 2,729,951
Suncor Energy, Inc.	33,900	990,596
		191,158,691
Oil & Gas Exploration & Production - 43.2%
Anadarko Petroleum Corp.	588,672	48,747,928
Apache Corp.	98,000	5,912,340
Bankers Petroleum Ltd. (a)	769,700	1,646,905
Bonanza Creek Energy, Inc. (a)	122,441	3,019,395
Canadian Natural Resources Ltd.	135,400	4,150,036
Carrizo Oil & Gas, Inc. (a)	60,000	2,979,000
Chesapeake Energy Corp. (d)	122,300	1,731,768
Cimarex Energy Co.	366,221	42,148,375
Concho Resources, Inc. (a)	212,700	24,656,184
ConocoPhillips Co.	347,686	21,646,930
Continental Resources, Inc. (a)(d)	239,254	10,448,222
Diamondback Energy, Inc. (a)	152,800	11,741,152
Encana Corp.	824,400	9,203,755
Energen Corp.	207,849	13,718,034
EOG Resources, Inc.	729,908	66,925,265
Evolution Petroleum Corp.	88,632	527,360
Gulfport Energy Corp. (a)	207,100	9,507,961
Kosmos Energy Ltd. (a)	270,700	2,141,237
Marathon Oil Corp.	48,100	1,255,891
Memorial Resource Development Corp.	584,300	10,365,482
Newfield Exploration Co. (a)	730,800	25,643,772
Noble Energy, Inc.	704,594	34,454,647
Northern Oil & Gas, Inc. (a)(d)	282,346	2,176,888
Paramount Resources Ltd. Class A (a)	47,000	1,157,791
Parsley Energy, Inc. Class A (d)	147,300	2,353,854
PDC Energy, Inc. (a)	308,827	16,689,011
Peyto Exploration & Development Corp. (d)	57,200	1,533,703
Pioneer Natural Resources Co.	194,761	31,845,371
Rice Energy, Inc. (a)	72,000	1,566,720
RSP Permian, Inc. (a)(d)	21,500	541,585
SM Energy Co.	352,900	18,237,872
Synergy Resources Corp. (a)	344,941	4,087,551
TAG Oil Ltd. (a)	631,342	662,970
Whiting Petroleum Corp. (a)	285,378	8,818,180
		442,243,135
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Refining & Marketing - 6.4%
Alon U.S.A. Energy, Inc.	70,000	$ 1,159,900
CVR Refining, LP	48,945	1,015,119
Delek U.S. Holdings, Inc.	12,100	480,975
Marathon Petroleum Corp.	26,493	2,712,618
Tesoro Corp.	309,000	28,208,610
Valero Energy Corp.	452,805	28,807,454
World Fuel Services Corp.	57,025	3,277,797
		65,662,473
Oil & Gas Storage & Transport - 12.0%
Cheniere Energy, Inc. (a)	137,300	10,627,020
Columbia Pipeline Partners LP	35,900	994,071
Dominion Midstream Partners LP	36,009	1,494,734
Enable Midstream Partners LP	61,700	1,011,880
EQT Midstream Partners LP	40,600	3,152,996
Golar LNG Ltd. (d)	227,400	7,567,872
Kinder Morgan, Inc.	695,300	29,244,318
Magellan Midstream Partners LP	43,491	3,336,195
MPLX LP	109,383	8,013,399
ONEOK, Inc.	48,400	2,334,816
Phillips 66 Partners LP	116,423	8,227,613
Plains GP Holdings LP Class A	468,300	13,285,671
SemGroup Corp. Class A	33,900	2,757,426
Targa Resources Corp.	89,808	8,602,708
The Williams Companies, Inc.	247,100	12,500,789
Valero Energy Partners LP	192,559	9,319,856
		122,471,364
TOTAL OIL, GAS & CONSUMABLE FUELS		821,535,663
TOTAL COMMON STOCKS (Cost $984,626,527)		1,010,964,857
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	10,763,257	$ 10,763,257
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	22,581,050	22,581,050
TOTAL MONEY MARKET FUNDS (Cost $33,344,307)		33,344,307
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,017,970,834)		1,044,309,164
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(20,907,411)
NET ASSETS - 100%		$ 1,023,401,753
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,415
Fidelity Securities Lending Cash Central Fund	84,306
Total	$ 100,721
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,010,964,857	$ 1,000,664,736	$ 10,300,121	$ -
Money Market Funds	33,344,307	33,344,307	-	-
Total Investments in Securities:	$ 1,044,309,164	$ 1,034,009,043	$ 10,300,121	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
Curacao	8.0%
Canada	2.4%
Bermuda	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $21,899,386) - See accompanying schedule: Unaffiliated issuers (cost $984,626,527)	$ 1,010,964,857
Fidelity Central Funds (cost $33,344,307)	33,344,307
Total Investments (cost $1,017,970,834)		$ 1,044,309,164
Receivable for investments sold		3,345,457
Receivable for fund shares sold		391,637
Dividends receivable		606,233
Distributions receivable from Fidelity Central Funds		24,475
Total assets		1,048,676,966

Liabilities
Payable for investments purchased	$ 2,434,266
Payable for fund shares redeemed	254,643
Other payables and accrued expenses	5,254
Collateral on securities loaned, at value	22,581,050
Total liabilities		25,275,213

Net Assets		$ 1,023,401,753
Net Assets consist of:
Paid in capital		$ 997,064,569
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,337,184
Net Assets, for 7,825,708 shares outstanding		$ 1,023,401,753
Net Asset Value, offering price and redemption price per share ($1,023,401,753 ÷ 7,825,708 shares)		$ 130.77

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Energy Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 8,534,135
Income from Fidelity Central Funds		100,721
Total income		8,634,856

Expenses
Custodian fees and expenses	$ 9,564
Independent directors' compensation	2,025
Miscellaneous	6
Total expenses before reductions	11,595
Expense reductions	(2,025)	9,570
Net investment income (loss)		8,625,286
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(52,548,925)
Foreign currency transactions	(3,739)
Total net realized gain (loss)		(52,552,664)
Change in net unrealized appreciation (depreciation) on: Investment securities	(117,338,917)
Assets and liabilities in foreign currencies	486
Total change in net unrealized appreciation (depreciation)		(117,338,431)
Net gain (loss)		(169,891,095)
Net increase (decrease) in net assets resulting from operations		$ (161,265,809)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,625,286	$ 16,162,653
Net realized gain (loss)	(52,552,664)	112,974,312
Change in net unrealized appreciation (depreciation)	(117,338,431)	(47,752,312)
Net increase (decrease) in net assets resulting from operations	(161,265,809)	81,384,653
Distributions to partners from net investment income	(8,609,085)	(15,990,013)
Affiliated share transactions Proceeds from sales of shares	91,315,242	180,934,480
Reinvestment of distributions	8,608,929	15,989,696
Cost of shares redeemed	(13,454,194)	(210,906,050)
Net increase (decrease) in net assets resulting from share transactions	86,469,977	(13,981,874)
Total increase (decrease) in net assets	(83,404,917)	51,412,766

Net Assets
Beginning of period	1,106,806,670	1,055,393,904
End of period	$ 1,023,401,753	$ 1,106,806,670
Other Affiliated Information Shares
Sold	714,669	1,154,065
Issued in reinvestment of distributions	62,987	101,863
Redeemed	(102,737)	(1,389,213)
Net increase (decrease)	674,919	(133,285)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 154.78	$ 144.89	$ 123.82	$ 100.57	$ 99.35	$ 99.12
Income from Investment Operations
Net investment income (loss) D	1.16	2.37	2.25	2.15	1.93	1.25
Net realized and unrealized gain (loss)	(24.01)	9.87	20.98	23.15	1.20	.17
Total from investment operations	(22.85)	12.24	23.23	25.30	3.13	1.42
Distributions to partners from net investment income	(1.16)	(2.35)	(2.16)	(2.05)	(1.91)	(1.19)
Net asset value, end of period	$ 130.77	$ 154.78	$ 144.89	$ 123.82	$ 100.57	$ 99.35
Total ReturnB, C	(14.79)%	8.44%	18.97%	25.27%	2.76%	1.49%
Ratios to Average Net AssetsE, H
Expenses before reductionsG	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	-%A	-%	-%	-%	-%	-%
Expenses net of all reductionsG	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	1.74%A	1.52%	1.72%	1.81%	1.52%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,023,402	$ 1,106,807	$ 1,055,394	$ 906,219	$ 662,061	$ 615,662
Portfolio turnover rateF	60%A	109%I	93%I	98%	102%	106%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	5.1	5.0
JPMorgan Chase & Co.	5.0	5.0
Bank of America Corp.	4.9	5.4
Berkshire Hathaway, Inc. Class B	4.6	4.8
U.S. Bancorp	4.1	4.5
Capital One Financial Corp.	3.9	4.1
American Tower Corp.	3.3	3.7
Wells Fargo & Co.	3.2	3.8
CBRE Group, Inc.	2.7	2.1
McGraw Hill Financial, Inc.	2.6	2.0
	39.4
Top Industries (% of fund's net assets)
As of March 31, 2015
Banks 28.8%
Real Estate Investment Trusts 12.9%
Capital Markets 12.2%
Insurance 11.9%
Diversified Financial Services 9.5%
All Others* 24.7%

As of September 30, 2014
Banks 29.4%
Capital Markets 14.3%
Insurance 13.0%
Real Estate Investment Trusts 10.4%
Diversified Financial Services 9.2%
All Others* 23.7%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Financials Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
BANKS - 28.8%
Diversified Banks - 23.0%
Bank of America Corp.	8,000,000	$ 123,120,000
Citigroup, Inc.	2,500,000	128,800,000
Comerica, Inc.	400,000	18,052,000
JPMorgan Chase & Co.	2,100,000	127,218,000
U.S. Bancorp	2,400,000	104,808,000
Wells Fargo & Co.	1,500,000	81,600,000
		583,598,000
Regional Banks - 5.8%
CoBiz, Inc.	777,600	9,580,032
Fifth Third Bancorp	1,900,000	35,815,000
Huntington Bancshares, Inc.	1,350,000	14,917,500
Popular, Inc. (a)	461,900	15,884,741
Prosperity Bancshares, Inc.	400,000	20,992,000
Regions Financial Corp.	800,000	7,560,000
SunTrust Banks, Inc.	1,000,000	41,090,000
		145,839,273
TOTAL BANKS		729,437,273
CAPITAL MARKETS - 12.2%
Asset Management & Custody Banks - 9.2%
Affiliated Managers Group, Inc. (a)	110,000	23,625,800
Ameriprise Financial, Inc.	325,000	42,523,000
Artisan Partners Asset Management, Inc.	625,000	28,412,500
Invesco Ltd.	1,500,000	59,535,000
Oaktree Capital Group LLC Class A	500,000	25,830,000
The Blackstone Group LP	1,350,000	52,501,500
		232,427,800
Diversified Capital Markets - 0.5%
Close Brothers Group PLC	550,000	12,719,413
Common Stocks - continued
	Shares	Value
CAPITAL MARKETS - CONTINUED
Investment Banking & Brokerage - 2.5%
E*TRADE Financial Corp. (a)	1,250,000	$ 35,693,750
Raymond James Financial, Inc.	497,200	28,231,016
		63,924,766
TOTAL CAPITAL MARKETS		309,071,979
CONSUMER FINANCE - 6.3%
Consumer Finance - 6.3%
Capital One Financial Corp.	1,250,000	98,525,000
Navient Corp.	1,800,000	36,594,000
Springleaf Holdings, Inc. (a)	490,000	25,367,300
		160,486,300
DIVERSIFIED CONSUMER SERVICES - 1.0%
Specialized Consumer Services - 1.0%
H&R Block, Inc.	800,000	25,656,000
DIVERSIFIED FINANCIAL SERVICES - 9.5%
Multi-Sector Holdings - 4.6%
Berkshire Hathaway, Inc. Class B (a)	800,000	115,456,000
Specialized Finance - 4.9%
IntercontinentalExchange Group, Inc.	250,000	58,317,500
McGraw Hill Financial, Inc.	650,000	67,210,000
		125,527,500
TOTAL DIVERSIFIED FINANCIAL SERVICES		240,983,500
HEALTH CARE PROVIDERS & SERVICES - 1.3%
Health Care Facilities - 1.3%
Brookdale Senior Living, Inc. (a)	850,000	32,096,000
INSURANCE - 11.9%
Insurance Brokers - 3.4%
Arthur J. Gallagher & Co.	600,000	28,050,000
Brown & Brown, Inc.	750,000	24,832,500
Marsh & McLennan Companies, Inc.	600,000	33,654,000
		86,536,500
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Life & Health Insurance - 2.5%
Prudential PLC	850,000	$ 21,093,128
Torchmark Corp.	775,000	42,563,000
		63,656,128
Property & Casualty Insurance - 6.0%
ACE Ltd.	425,000	47,383,250
Allstate Corp.	850,000	60,494,500
FNF Group	1,000,000	36,760,000
The Travelers Companies, Inc.	75,000	8,109,750
		152,747,500
TOTAL INSURANCE		302,940,128
INTERNET SOFTWARE & SERVICES - 1.1%
Internet Software & Services - 1.1%
eBay, Inc. (a)	500,000	28,840,000
IT SERVICES - 4.8%
Data Processing & Outsourced Services - 4.8%
EVERTEC, Inc.	1,150,000	25,139,000
Fiserv, Inc. (a)	400,000	31,760,000
The Western Union Co.	1,300,000	27,053,000
Visa, Inc. Class A	560,000	36,629,600
		120,581,600
REAL ESTATE INVESTMENT TRUSTS - 12.9%
Mortgage REITs - 4.3%
Altisource Residential Corp. Class B	1,300,000	27,118,000
American Capital Agency Corp.	500,000	10,665,000
NorthStar Realty Finance Corp. (d)	1,900,000	34,428,000
Redwood Trust, Inc. (d)	1,250,000	22,337,500
Two Harbors Investment Corp.	1,250,000	13,275,000
		107,823,500
Office REITs - 1.4%
Boston Properties, Inc.	250,000	35,120,000
Residential REITs - 1.4%
Essex Property Trust, Inc.	150,000	34,485,000
Retail REITs - 1.2%
WP Glimcher, Inc.	1,850,000	30,765,500
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
Specialized REITs - 4.6%
American Tower Corp.	900,000	$ 84,735,000
Outfront Media, Inc.	1,100,000	32,912,000
		117,647,000
TOTAL REAL ESTATE INVESTMENT TRUSTS		325,841,000
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.3%
Real Estate Services - 4.3%
CBRE Group, Inc. (a)	1,750,000	67,742,500
Realogy Holdings Corp. (a)	925,000	42,069,000
		109,811,500
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)	716,800	6,902,784
Ocwen Financial Corp. (a)(d)	1,400,000	11,550,000
Radian Group, Inc.	284,800	4,781,792
Washington Mutual, Inc. (a)	155,200	2
		23,234,578
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
AerCap Holdings NV (a)	500,000	21,825,000
TOTAL COMMON STOCKS (Cost $1,982,814,162)		2,430,804,858
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	96,791,562	$ 96,791,562
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	41,968,410	41,968,410
TOTAL MONEY MARKET FUNDS (Cost $138,759,972)		138,759,972
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $2,121,574,134)		2,569,564,830
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(34,951,277)
NET ASSETS - 100%		$ 2,534,613,553
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,520
Fidelity Securities Lending Cash Central Fund	39,432
Total	$ 100,952
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,430,804,858	$ 2,409,711,728	$ 21,093,128	$ 2
Money Market Funds	138,759,972	138,759,972	-	-
Total Investments in Securities:	$ 2,569,564,830	$ 2,548,471,700	$ 21,093,128	$ 2

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $40,902,054) - See accompanying schedule: Unaffiliated issuers (cost $1,982,814,162)	$ 2,430,804,858
Fidelity Central Funds (cost $138,759,972)	138,759,972
Total Investments (cost $2,121,574,134)		$ 2,569,564,830
Receivable for investments sold		5,779,019
Receivable for fund shares sold		1,089,601
Dividends receivable		3,470,357
Distributions receivable from Fidelity Central Funds		25,090
Total assets		2,579,928,897

Liabilities
Payable for investments purchased	$ 2,638,754
Payable for fund shares redeemed	699,540
Other payables and accrued expenses	8,640
Collateral on securities loaned, at value	41,968,410
Total liabilities		45,315,344

Net Assets		$ 2,534,613,553
Net Assets consist of:
Paid in capital		$ 2,086,615,540
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		447,998,013
Net Assets, for 28,639,990 shares outstanding		$ 2,534,613,553
Net Asset Value, offering price and redemption price per share ($2,534,613,553 ÷ 28,639,990 shares)		$ 88.50

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 20,858,559
Income from Fidelity Central Funds		100,952
Total income		20,959,511

Expenses
Custodian fees and expenses	$ 20,700
Independent directors' compensation	4,854
Miscellaneous	13
Total expenses before reductions	25,567
Expense reductions	(4,896)	20,671
Net investment income (loss)		20,938,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	45,361,472
Foreign currency transactions	18,651
Total net realized gain (loss)		45,380,123
Change in net unrealized appreciation (depreciation) on: Investment securities	82,284,145
Assets and liabilities in foreign currencies	(31,062)
Total change in net unrealized appreciation (depreciation)		82,253,083
Net gain (loss)		127,633,206
Net increase (decrease) in net assets resulting from operations		$ 148,572,046

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Financials Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,938,840	$ 41,186,785
Net realized gain (loss)	45,380,123	53,104,150
Change in net unrealized appreciation (depreciation)	82,253,083	227,491,918
Net increase (decrease) in net assets resulting from operations	148,572,046	321,782,853
Distributions to partners from net investment income	(19,260,672)	(35,557,947)
Affiliated share transactions Proceeds from sales of shares	91,523,143	330,207,939
Reinvestment of distributions	19,260,500	35,557,611
Cost of shares redeemed	(92,507,568)	(221,242,416)
Net increase (decrease) in net assets resulting from share transactions	18,276,075	144,523,134
Total increase (decrease) in net assets	147,587,449	430,748,040

Net Assets
Beginning of period	2,387,026,104	1,956,278,064
End of period	$ 2,534,613,553	$ 2,387,026,104
Other Affiliated Information Shares
Sold	1,051,491	4,085,254
Issued in reinvestment of distributions	218,447	440,060
Redeemed	(1,081,759)	(2,926,865)
Net increase (decrease)	188,179	1,598,449

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 83.90	$ 72.85	$ 58.36	$ 44.37	$ 55.72	$ 58.19
Income from Investment Operations
Net investment income (loss) D	.74	1.54	1.63	1.07	.72	.56
Net realized and unrealized gain (loss)	4.54	10.84	14.22	13.82	(11.50)	(2.49)
Total from investment operations	5.28	12.38	15.85	14.89	(10.78)	(1.93)
Distributions to partners from net investment income	(.68)	(1.33)	(1.36)	(.90)	(.57)	(.54)
Net asset value, end of period	$ 88.50	$ 83.90	$ 72.85	$ 58.36	$ 44.37	$ 55.72
Total ReturnB, C	6.30%	17.08%	27.41%	33.71%	(19.52)%	(3.34)%
Ratios to Average Net AssetsE, H
Expenses before reductions	-%A, G	-%G	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	-%G	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%A, G	-%G	.01%	.01%	.01%	.01%
Net investment income (loss)	1.70%A	1.92%	2.44%	1.97%	1.26%	.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,534,614	$ 2,387,026	$ 1,956,278	$ 1,400,699	$ 916,015	$ 1,046,429
Portfolio turnover rateF	38%A	43%I	249%I	383%	325%	271%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Actavis PLC	8.3	6.9
Medtronic PLC	6.0	3.1
Boston Scientific Corp.	4.4	3.2
Amgen, Inc.	3.9	3.2
McKesson Corp.	3.9	4.8
Teva Pharmaceutical Industries Ltd. sponsored ADR	3.7	2.0
Shire PLC sponsored ADR	2.8	4.2
Vertex Pharmaceuticals, Inc.	2.7	2.5
Puma Biotechnology, Inc.	2.3	1.8
Mallinckrodt PLC	2.2	1.5
	40.2
Top Industries (% of fund's net assets)
As of March 31, 2015
Pharmaceuticals 33.5%
Biotechnology 24.5%
Health Care Equipment & Supplies 19.0%
Health Care Providers & Services 13.6%
Health Care Technology 3.8%
All Others* 5.6%

As of September 30, 2014
Pharmaceuticals 34.7%
Biotechnology 25.1%
Health Care Equipment & Supplies 15.1%
Health Care Providers & Services 13.5%
Life Sciences Tools & Services 5.0%
All Others* 6.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Health Care Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
BIOTECHNOLOGY - 24.5%
Biotechnology - 24.5%
Acceleron Pharma, Inc. (a)	91,955	$ 3,499,807
Acorda Therapeutics, Inc. (a)	147,300	4,902,144
Actelion Ltd.	67,508	7,821,981
Advaxis, Inc. (a)(d)	290,006	4,187,687
Alexion Pharmaceuticals, Inc. (a)	87,461	15,156,991
Alnylam Pharmaceuticals, Inc. (a)	107,795	11,255,954
AMAG Pharmaceuticals, Inc. (a)(d)	215,500	11,779,230
Amgen, Inc.	491,796	78,613,591
Arena Pharmaceuticals, Inc. (a)(d)	1,264,500	5,525,865
Array BioPharma, Inc. (a)(d)	632,301	4,660,058
Ascendis Pharma A/S	86,200	1,495,570
Avalanche Biotechnologies, Inc. (a)(d)	45,048	1,825,345
Biogen, Inc. (a)	89,961	37,985,133
BioMarin Pharmaceutical, Inc. (a)	137,300	17,110,326
Celgene Corp. (a)	363,200	41,869,696
Celldex Therapeutics, Inc. (a)(d)	117,275	3,268,454
Cellectis SA sponsored ADR (d)	206,478	7,142,074
Clovis Oncology, Inc. (a)(d)	62,686	4,653,182
Curis, Inc. (a)	1,285,500	3,085,200
Discovery Laboratories, Inc. (a)(d)	1,274,186	1,516,281
Dyax Corp. (a)	327,000	5,478,885
Gilead Sciences, Inc. (a)	314,182	30,830,680
Innate Pharma SA (a)(d)	164,154	1,420,878
Insmed, Inc. (a)	438,064	9,111,731
Intercept Pharmaceuticals, Inc. (a)	65,900	18,585,118
Mirati Therapeutics, Inc. (a)	40,000	1,172,800
Neurocrine Biosciences, Inc. (a)	396,200	15,733,102
PTC Therapeutics, Inc. (a)	84,900	5,166,165
Puma Biotechnology, Inc. (a)	199,918	47,202,639
Synageva BioPharma Corp. (a)	36,720	3,581,302
TESARO, Inc. (a)(d)	128,400	7,370,160
Ultragenyx Pharmaceutical, Inc. (a)	178,309	11,071,206
United Therapeutics Corp. (a)	72,900	12,570,512
Vanda Pharmaceuticals, Inc. (a)(d)	373,472	3,473,290
Vertex Pharmaceuticals, Inc. (a)	458,400	54,077,448
		494,200,485
DIVERSIFIED CONSUMER SERVICES - 0.3%
Specialized Consumer Services - 0.3%
Carriage Services, Inc.	233,700	5,578,419
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Keysight Technologies, Inc. (a)	175,300	$ 6,512,395
HEALTH CARE EQUIPMENT & SUPPLIES - 19.0%
Health Care Equipment - 17.2%
Boston Scientific Corp. (a)	5,000,000	88,750,000
CONMED Corp.	196,510	9,921,790
Edwards Lifesciences Corp. (a)	97,142	13,838,849
HeartWare International, Inc. (a)(d)	177,931	15,617,004
Lumenis Ltd. Class B (a)	270,675	3,239,980
Medtronic PLC	1,548,126	120,738,347
Neovasc, Inc. (a)	800,000	7,200,000
Nevro Corp.	68,800	3,297,584
NxStage Medical, Inc. (a)	97,450	1,685,885
PW Medtech Group Ltd. (a)	4,907,000	1,854,528
ResMed, Inc. (d)	185,900	13,343,902
St. Jude Medical, Inc.	97,900	6,402,660
Steris Corp. (d)	108,117	7,597,382
Tornier NV (a)	486,600	12,758,652
Zeltiq Aesthetics, Inc. (a)	196,571	6,060,284
Zimmer Holdings, Inc.	295,700	34,750,664
		347,057,511
Health Care Supplies - 1.8%
Derma Sciences, Inc. (a)	196,530	1,664,609
Endologix, Inc. (a)(d)	432,020	7,374,581
The Cooper Companies, Inc.	150,631	28,231,262
		37,270,452
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		384,327,963
HEALTH CARE PROVIDERS & SERVICES - 13.5%
Health Care Distributors & Services - 4.6%
Amplifon SpA	589,643	4,016,476
EBOS Group Ltd.	882,031	7,055,648
McKesson Corp.	345,755	78,209,781
United Drug PLC (United Kingdom)	618,700	4,336,508
		93,618,413
Health Care Facilities - 3.1%
Brookdale Senior Living, Inc. (a)	314,445	11,873,443
HCA Holdings, Inc. (a)	288,300	21,688,809
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Health Care Facilities - continued
Surgical Care Affiliates, Inc. (a)	354,376	$ 12,165,728
Universal Health Services, Inc. Class B	137,573	16,193,718
		61,921,698
Health Care Services - 2.0%
Air Methods Corp. (a)	152,572	7,108,329
DaVita HealthCare Partners, Inc. (a)	204,200	16,597,376
Envision Healthcare Holdings, Inc. (a)	433,200	16,613,220
		40,318,925
Managed Health Care - 3.8%
Cigna Corp.	196,600	25,447,904
Humana, Inc.	66,915	11,912,208
UnitedHealth Group, Inc.	253,630	30,001,893
Wellcare Health Plans, Inc. (a)	98,300	8,990,518
		76,352,523
TOTAL HEALTH CARE PROVIDERS & SERVICES		272,211,559
HEALTH CARE TECHNOLOGY - 3.8%
Health Care Technology - 3.8%
athenahealth, Inc. (a)(d)	162,100	19,353,119
Castlight Health, Inc.	700,500	5,435,880
Castlight Health, Inc. Class B (a)	27,700	214,952
Cerner Corp. (a)	334,063	24,473,455
Connecture, Inc. (d)	500,000	5,175,000
HealthStream, Inc. (a)	311,358	7,846,222
Medidata Solutions, Inc. (a)(d)	277,538	13,610,464
		76,109,092
INDUSTRIAL CONGLOMERATES - 0.9%
Industrial Conglomerates - 0.9%
Danaher Corp.	216,230	18,357,927
LIFE SCIENCES TOOLS & SERVICES - 2.7%
Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc.	609,300	25,316,415
Bruker Corp. (a)	361,500	6,676,905
PRA Health Sciences, Inc.	217,604	6,275,699
Thermo Fisher Scientific, Inc.	117,939	15,843,925
		54,112,944
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - 33.5%
Pharmaceuticals - 33.5%
AbbVie, Inc.	705,340	$ 41,290,604
Actavis PLC (a)	561,607	167,145,474
Bristol-Myers Squibb Co.	153,697	9,913,457
Dechra Pharmaceuticals PLC	503,800	7,525,683
Eisai Co. Ltd.	239,100	17,006,666
Endo Health Solutions, Inc. (a)	416,371	37,348,479
Jazz Pharmaceuticals PLC (a)	151,956	26,256,477
Jiangsu Hengrui Medicine Co. Ltd.	589,600	4,384,315
Mallinckrodt PLC (a)	354,040	44,839,166
Merck & Co., Inc.	99,697	5,730,584
Mylan NV (a)	501,078	29,738,979
Novartis AG sponsored ADR	274,400	27,058,584
Omeros Corp. (a)(d)	235,900	5,196,877
Pacira Pharmaceuticals, Inc. (a)(d)	86,400	7,676,640
Perrigo Co. PLC	178,127	29,488,925
Prestige Brands Holdings, Inc. (a)	436,800	18,734,352
Sanofi SA sponsored ADR	454,700	22,480,368
Shire PLC sponsored ADR	235,813	56,427,693
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,185,617	73,863,939
TherapeuticsMD, Inc. (a)(d)	1,119,500	6,772,975
Valeant Pharmaceuticals International (Canada) (a)	146,700	28,980,938
ZS Pharma, Inc. (d)	172,000	7,237,760
		675,098,935
PROFESSIONAL SERVICES - 0.6%
Human Resource & Employment Services - 0.6%
WageWorks, Inc. (a)	217,723	11,611,168
TOTAL COMMON STOCKS (Cost $1,410,931,388)		1,998,120,887
Convertible Preferred Stocks - 0.1%

HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (e) (Cost $2,885,246)	438,101	2,768,798
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	21,913,379	$ 21,913,379
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	72,195,417	72,195,417
TOTAL MONEY MARKET FUNDS (Cost $94,108,796)		94,108,796
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $1,507,925,430)		2,094,998,481
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(77,996,060)
NET ASSETS - 100%		$ 2,017,002,421
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,768,798 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$ 2,885,246
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 10,440
Fidelity Securities Lending Cash Central Fund	167,109
Total	$ 177,549
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,998,120,887	$ 1,951,375,242	$ 46,745,645	$ -
Convertible Preferred Stocks	2,768,798	-	-	2,768,798
Money Market Funds	94,108,796	94,108,796	-	-
Total Investments in Securities:	$ 2,094,998,481	$ 2,045,484,038	$ 46,745,645	$ 2,768,798
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	62.9%
Ireland	21.4%
Israel	3.8%
Bailiwick of Jersey	2.8%
Netherlands	2.1%
Canada	1.7%
Switzerland	1.7%
France	1.5%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $69,661,970) - See accompanying schedule: Unaffiliated issuers (cost $1,413,816,634)	$ 2,000,889,685
Fidelity Central Funds (cost $94,108,796)	94,108,796
Total Investments (cost $1,507,925,430)		$ 2,094,998,481
Cash		125,515
Receivable for investments sold		14,294,836
Receivable for fund shares sold		801,941
Dividends receivable		1,966,421
Distributions receivable from Fidelity Central Funds		36,975
Total assets		2,112,224,169

Liabilities
Payable for investments purchased	$ 20,025,053
Payable for fund shares redeemed	2,984,399
Other payables and accrued expenses	16,879
Collateral on securities loaned, at value	72,195,417
Total liabilities		95,221,748

Net Assets		$ 2,017,002,421
Net Assets consist of:
Paid in capital		$ 1,429,910,100
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		587,092,321
Net Assets, for 5,366,738 shares outstanding		$ 2,017,002,421
Net Asset Value, offering price and redemption price per share ($2,017,002,421 ÷ 5,366,738 shares)		$ 375.83

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,211,557
Income from Fidelity Central Funds		177,549
Total income		6,389,106

Expenses
Custodian fees and expenses	$ 36,448
Independent directors' compensation	3,735
Interest	1,680
Miscellaneous	10
Total expenses before reductions	41,873
Expense reductions	(3,735)	38,138
Net investment income (loss)		6,350,968
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	264,547,824
Foreign currency transactions	(36,258)
Total net realized gain (loss)		264,511,566
Change in net unrealized appreciation (depreciation) on: Investment securities	105,852,785
Assets and liabilities in foreign currencies	(1,324)
Total change in net unrealized appreciation (depreciation)		105,851,461
Net gain (loss)		370,363,027
Net increase (decrease) in net assets resulting from operations		$ 376,713,995

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Health Care Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,350,968	$ 7,767,895
Net realized gain (loss)	264,511,566	437,551,267
Change in net unrealized appreciation (depreciation)	105,851,461	67,498,585
Net increase (decrease) in net assets resulting from operations	376,713,995	512,817,747
Distributions to partners from net investment income	(5,556,163)	(7,319,960)
Affiliated share transactions Proceeds from sales of shares	59,399,575	197,494,082
Reinvestment of distributions	5,556,047	7,319,812
Cost of shares redeemed	(225,315,392)	(319,798,187)
Net increase (decrease) in net assets resulting from share transactions	(160,359,770)	(114,984,293)
Total increase (decrease) in net assets	210,798,062	390,513,494

Net Assets
Beginning of period	1,806,204,359	1,415,690,865
End of period	$ 2,017,002,421	$ 1,806,204,359
Other Affiliated Information Shares
Sold	175,317	712,592
Issued in reinvestment of distributions	16,095	26,533
Redeemed	(654,091)	(1,274,650)
Net increase (decrease)	(462,679)	(535,525)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 309.84	$ 222.42	$ 163.64	$ 123.15	$ 112.31	$ 101.00
Income from Investment Operations
Net investment income (loss) D	1.13	1.34	1.73	1.63	.79H	1.06I
Net realized and unrealized gain (loss)	65.85	87.35	58.70	40.46	10.97	11.10
Total from investment operations	66.98	88.69	60.43	42.09	11.76	12.16
Distributions to partners from net investment income	(.99)	(1.27)	(1.65)	(1.60)	(.92)	(.85)
Net asset value, end of period	$ 375.83	$ 309.84	$ 222.42	$ 163.64	$ 123.15	$ 112.31
Total ReturnB, C	21.65%	39.95%	37.14%	34.34%	10.44%	12.08%
Ratios to Average Net AssetsE, J
Expenses before reductions	-%A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	.01%	.01%	-%G	.01%	.01%
Expenses net of all reductions	-%A, G	.01%	.01%	-%G	.01%	.01%
Net investment income (loss)	.66%A	.49%	.93%	1.13%	.60%H	.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,017,002	$ 1,806,204	$ 1,415,691	$ 1,044,262	$ 723,841	$ 700,414
Portfolio turnover rateF	124%A	131%K	113%K	120%	138%	104%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .82%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
United Technologies Corp.	7.9	6.4
Danaher Corp.	6.2	5.8
FedEx Corp.	5.4	4.7
Union Pacific Corp.	5.2	5.5
Honeywell International, Inc.	5.1	3.9
The Boeing Co.	5.1	5.4
J.B. Hunt Transport Services, Inc.	3.8	2.4
General Dynamics Corp.	2.8	2.6
A.O. Smith Corp.	2.6	1.8
Raytheon Co.	2.6	0.0
	46.7
Top Industries (% of fund's net assets)
As of March 31, 2015
Aerospace & Defense 28.1%
Machinery 12.1%
Road & Rail 10.9%
Professional Services 8.5%
Industrial Conglomerates 8.2%
All Others* 32.2%

As of September 30, 2014
Aerospace & Defense 23.5%
Machinery 15.8%
Professional Services 10.3%
Industrial Conglomerates 9.5%
Road & Rail 8.4%
All Others* 32.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Industrials Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AEROSPACE & DEFENSE - 28.1%
Aerospace & Defense - 28.1%
General Dynamics Corp.	290,440	$ 39,421,421
Honeywell International, Inc.	696,836	72,686,963
Orbital ATK, Inc.	214,525	16,439,051
Raytheon Co.	336,700	36,784,475
Teledyne Technologies, Inc. (a)	188,896	20,160,870
Textron, Inc.	638,415	28,300,937
The Boeing Co.	477,798	71,707,924
United Technologies Corp.	962,733	112,832,307
		398,333,948
AIR FREIGHT & LOGISTICS - 5.4%
Air Freight & Logistics - 5.4%
FedEx Corp.	464,130	76,790,309
AIRLINES - 6.7%
Airlines - 6.7%
American Airlines Group, Inc.	644,927	34,039,247
Delta Air Lines, Inc.	753,600	33,881,856
United Continental Holdings, Inc. (a)	402,200	27,047,950
		94,969,053
BUILDING PRODUCTS - 5.0%
Building Products - 5.0%
A.O. Smith Corp.	565,177	37,109,522
Caesarstone Sdot-Yam Ltd.	75,535	4,585,730
Lennox International, Inc.	260,943	29,144,724
		70,839,976
COMMERCIAL SERVICES & SUPPLIES - 4.4%
Diversified Support Services - 1.2%
KAR Auction Services, Inc.	465,500	17,656,415
Office Services & Supplies - 1.7%
West Corp.	708,251	23,889,306
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Security & Alarm Services - 1.5%
Tyco International Ltd.	485,200	$ 20,892,712
TOTAL COMMERCIAL SERVICES & SUPPLIES		62,438,433
CONSTRUCTION & ENGINEERING - 2.2%
Construction & Engineering - 2.2%
AECOM Technology Corp. (a)	768,800	23,694,416
Jacobs Engineering Group, Inc. (a)	157,700	7,121,732
		30,816,148
DIVERSIFIED CONSUMER SERVICES - 1.1%
Specialized Consumer Services - 1.1%
ServiceMaster Global Holdings, Inc.	447,581	15,105,859
ELECTRICAL EQUIPMENT - 4.1%
Electrical Components & Equipment - 2.3%
AMETEK, Inc.	196,200	10,308,348
EnerSys	191,300	12,289,112
Hubbell, Inc. Class B	101,299	11,104,396
		33,701,856
Heavy Electrical Equipment - 1.8%
Babcock & Wilcox Co.	789,400	25,331,846
TOTAL ELECTRICAL EQUIPMENT		59,033,702
ENERGY EQUIPMENT & SERVICES - 0.2%
Oil & Gas Equipment & Services - 0.2%
Aspen Aerogels, Inc. (a)	424,950	3,093,636
INDUSTRIAL CONGLOMERATES - 8.2%
Industrial Conglomerates - 8.2%
Danaher Corp.	1,033,819	87,771,233
General Electric Co.	1,144,000	28,382,640
		116,153,873
MACHINERY - 12.1%
Agricultural & Farm Machinery - 2.2%
Deere & Co.	349,927	30,685,099
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Construction Machinery & Heavy Trucks - 3.7%
Caterpillar, Inc.	368,626	$ 29,501,139
Manitowoc Co., Inc.	1,083,618	23,362,804
		52,863,943
Industrial Machinery - 6.2%
IDEX Corp.	248,333	18,831,091
Ingersoll-Rand PLC	373,800	25,448,304
Pall Corp.	279,008	28,009,613
Valmont Industries, Inc. (d)	132,834	16,322,642
		88,611,650
TOTAL MACHINERY		172,160,692
PROFESSIONAL SERVICES - 8.5%
Human Resource & Employment Services - 1.7%
Towers Watson & Co.	179,131	23,678,431
Research & Consulting Services - 6.8%
Corporate Executive Board Co.	201,837	16,118,703
Dun & Bradstreet Corp.	132,518	17,010,010
Huron Consulting Group, Inc. (a)	289,700	19,163,655
Nielsen Holdings B.V.	531,986	23,710,616
Verisk Analytics, Inc. (a)	287,755	20,545,707
		96,548,691
TOTAL PROFESSIONAL SERVICES		120,227,122
ROAD & RAIL - 10.9%
Railroads - 6.1%
Genesee & Wyoming, Inc. Class A (a)	134,700	12,990,468
Union Pacific Corp.	675,786	73,194,382
		86,184,850
Trucking - 4.8%
J.B. Hunt Transport Services, Inc.	631,050	53,888,515
Swift Transporation Co. (a)	565,900	14,724,718
		68,613,233
TOTAL ROAD & RAIL		154,798,083
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 1.9%
Trading Companies & Distributors - 1.9%
HD Supply Holdings, Inc. (a)	880,035	$ 27,417,490
TOTAL COMMON STOCKS (Cost $1,102,427,217)		1,402,178,324
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.14% (b)	13,649,815	13,649,815
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	2,640,750	2,640,750
TOTAL MONEY MARKET FUNDS (Cost $16,290,565)		16,290,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,118,717,782)		1,418,468,889
NET OTHER ASSETS (LIABILITIES) - 0.0%		266,367
NET ASSETS - 100%		$ 1,418,735,256
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,525
Fidelity Securities Lending Cash Central Fund	47,200
Total	$ 59,725
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,580,480) - See accompanying schedule: Unaffiliated issuers (cost $1,102,427,217)	$ 1,402,178,324
Fidelity Central Funds (cost $16,290,565)	16,290,565
Total Investments (cost $1,118,717,782)		$ 1,418,468,889
Receivable for investments sold		32,721,204
Receivable for fund shares sold		600,644
Dividends receivable		1,287,293
Distributions receivable from Fidelity Central Funds		6,324
Total assets		1,453,084,354

Liabilities
Payable for investments purchased	$ 31,316,241
Payable for fund shares redeemed	386,020
Other payables and accrued expenses	6,087
Collateral on securities loaned, at value	2,640,750
Total liabilities		34,349,098

Net Assets		$ 1,418,735,256
Net Assets consist of:
Paid in capital		$ 1,118,983,645
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		299,751,611
Net Assets, for 6,000,144 shares outstanding		$ 1,418,735,256
Net Asset Value, offering price and redemption price per share ($1,418,735,256 ÷ 6,000,144 shares)		$ 236.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Industrials Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 9,515,902
Income from Fidelity Central Funds		59,725
Total income		9,575,627

Expenses
Custodian fees and expenses	$ 10,865
Independent directors' compensation	2,679
Miscellaneous	7
Total expenses before reductions	13,551
Expense reductions	(2,695)	10,856
Net investment income (loss)		9,564,771
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,516,013
Foreign currency transactions	(1,158)
Total net realized gain (loss)		36,514,855
Change in net unrealized appreciation (depreciation) on: Investment securities	76,746,032
Assets and liabilities in foreign currencies	(2,127)
Total change in net unrealized appreciation (depreciation)		76,743,905
Net gain (loss)		113,258,760
Net increase (decrease) in net assets resulting from operations		$ 122,823,531

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,564,771	$ 18,478,058
Net realized gain (loss)	36,514,855	185,768,018
Change in net unrealized appreciation (depreciation)	76,743,905	(79,604,748)
Net increase (decrease) in net assets resulting from operations	122,823,531	124,641,328
Distributions to partners from net investment income	(8,920,868)	(18,367,409)
Affiliated share transactions Proceeds from sales of shares	45,014,215	159,311,540
Reinvestment of distributions	8,920,663	18,366,978
Cost of shares redeemed	(50,112,138)	(181,422,684)
Net increase (decrease) in net assets resulting from share transactions	3,822,740	(3,744,166)
Total increase (decrease) in net assets	117,725,403	102,529,753

Net Assets
Beginning of period	1,301,009,853	1,198,480,100
End of period	$ 1,418,735,256	$ 1,301,009,853
Other Affiliated Information Shares
Sold	193,483	736,096
Issued in reinvestment of distributions	38,047	83,949
Redeemed	(228,213)	(868,677)
Net increase (decrease)	3,317	(48,632)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 216.95	$ 198.24	$ 152.47	$ 117.43	$ 123.67	$ 101.63
Income from Investment Operations
Net investment income (loss) D	1.61	3.18	3.15	2.81	2.21	1.67
Net realized and unrealized gain (loss)	19.40	18.69	45.71	34.95	(6.31)	21.93
Total from investment operations	21.01	21.87	48.86	37.76	(4.10)	23.60
Distributions to partners from net investment income	(1.51)	(3.16)	(3.09)	(2.72)	(2.14)	(1.56)
Net asset value, end of period	$ 236.45	$ 216.95	$ 198.24	$ 152.47	$ 117.43	$ 123.67
Total ReturnB, C	9.69%	11.03%	32.33%	32.29%	(3.60)%	23.36%
Ratios to Average Net AssetsE, H
Expenses before reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of all reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Net investment income (loss)	1.41%A	1.46%	1.80%	1.95%	1.56%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,418,735	$ 1,301,010	$ 1,198,480	$ 884,067	$ 627,769	$ 656,960
Portfolio turnover rateF	81%A	77%I	73%I	85%	105%	105%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	14.7	10.6
Facebook, Inc. Class A	6.9	4.9
Google, Inc. Class C	4.6	4.5
Google, Inc. Class A	4.6	4.7
Cisco Systems, Inc.	2.8	0.0
QUALCOMM, Inc.	2.6	0.5
Fidelity National Information Services, Inc.	2.3	2.5
Adobe Systems, Inc.	2.0	2.2
Alibaba Group Holding Ltd. sponsored ADR	2.0	0.1
Ctrip.com International Ltd. sponsored ADR	2.0	1.8
	44.5
Top Industries (% of fund's net assets)
As of March 31, 2015
Internet Software & Services 28.3%
Technology Hardware, Storage & Peripherals 17.4%
Software 12.6%
Semiconductors & Semiconductor Equipment 9.9%
Communications Equipment 7.5%
All Others* 24.3%

As of September 30, 2014
Internet Software & Services 28.0%
Software 19.3%
Technology Hardware, Storage & Peripherals 14.8%
Semiconductors & Semiconductor Equipment 8.0%
IT Services 6.5%
All Others* 23.4%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Information Technology Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AUTOMOBILES - 0.8%
Automobile Manufacturers - 0.8%
Tesla Motors, Inc. (a)	114,635	$ 21,639,649
CHEMICALS - 0.2%
Industrial Gases - 0.1%
Sodiff Advanced Materials Co. Ltd.	26,087	2,223,063
Specialty Chemicals - 0.1%
Duk San Neolux Co. Ltd. (a)	189,143	3,820,623
TOTAL CHEMICALS		6,043,686
COMMUNICATIONS EQUIPMENT - 7.5%
Communications Equipment - 7.5%
BYD Electronic International Co. Ltd.	2,853,000	3,606,431
Ciena Corp. (a)	825,400	15,938,474
Cisco Systems, Inc.	2,863,500	78,817,838
CommScope Holding Co., Inc. (a)	671,300	19,158,902
Finisar Corp. (a)	412,100	8,794,214
Ixia (a)	442,199	5,363,874
Juniper Networks, Inc.	58,101	1,311,921
Palo Alto Networks, Inc. (a)	200	29,216
QUALCOMM, Inc.	1,031,100	71,496,474
Radware Ltd. (a)	91,563	1,914,582
Sandvine Corp. (U.K.) (a)	2,000	5,779
Sonus Networks, Inc. (a)	12,400	97,712
Spirent Communications PLC	2,092,100	2,707,735
		209,243,152
CONSTRUCTION MATERIALS - 0.0%
Construction Materials - 0.0%
Universal Cement Corp.	1,336,200	1,261,252
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	1,433	20,220
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Alternative Carriers - 0.2%
8x8, Inc. (a)	708,500	$ 5,951,400
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.3%
Lumenpulse, Inc. (a)	38,000	429,040
OSRAM Licht AG	146,527	7,294,711
		7,723,751
Heavy Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	237,000	2,813,541
TOTAL ELECTRICAL EQUIPMENT		10,537,292
ELECTRONIC EQUIPMENT & COMPONENTS - 6.0%
Electronic Components - 2.7%
Alps Electric Co. Ltd.	2,100	50,567
Delta Electronics, Inc.	5,000	31,597
Largan Precision Co. Ltd.	4,000	344,927
Ledlink Optics, Inc.	1,380,037	2,234,341
Murata Manufacturing Co. Ltd.	24,100	3,309,875
OMRON Corp.	298,000	13,424,648
Samsung Electro-Mechanics Co. Ltd.	160,733	11,146,211
Samsung SDI Co. Ltd.	70,699	8,702,455
Sunny Optical Technology Group Co. Ltd.	2,145,000	3,901,182
Taiyo Yuden Co. Ltd.	97,100	1,415,985
TDK Corp.	79,100	5,600,873
TPK Holding Co. Ltd.	1,459,000	10,223,691
Universal Display Corp. (a)(d)	39,700	1,855,975
Yageo Corp.	5,768,882	11,905,829
Yaskawa Electric Corp.	1,800	26,306
		74,174,462
Electronic Equipment & Instruments - 0.6%
Chroma ATE, Inc.	3,044,188	7,568,342
Cognex Corp. (a)	59,200	2,935,728
FEI Co.	7,400	564,916
Keyence Corp.	2,400	1,309,673
Keysight Technologies, Inc. (a)	91,222	3,388,897
PAX Global Technology Ltd. (a)	47,000	49,166
Posiflex Technologies, Inc.	6,195	31,715
		15,848,437
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 2.4%
AAC Technology Holdings, Inc.	643,500	$ 3,971,735
Merry Electronics Co. Ltd.	822,000	2,643,298
TE Connectivity Ltd.	293,245	21,002,207
Trimble Navigation Ltd. (a)	1,610,027	40,572,680
		68,189,920
Technology Distributors - 0.3%
Digital China Holdings Ltd. (H Shares)	7,481,000	8,163,565
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		166,376,384
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Health Care Equipment - 0.4%
Intai Technology Corp.	901,000	4,785,653
Olympus Corp. (a)	71,600	2,654,612
PW Medtech Group Ltd. (a)	7,414,000	2,802,012
		10,242,277
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	1,100	27,489
HEALTH CARE TECHNOLOGY - 1.0%
Health Care Technology - 1.0%
athenahealth, Inc. (a)(d)	103,230	12,324,630
M3, Inc.	192,100	4,075,377
Medidata Solutions, Inc. (a)	203,400	9,974,736
		26,374,743
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
Sony Corp.	49,600	1,326,483
INDUSTRIAL CONGLOMERATES - 0.1%
Industrial Conglomerates - 0.1%
Toshiba Corp.	334,000	1,399,481
INTERNET & CATALOG RETAIL - 4.6%
Internet Retail - 4.6%
Amazon.com, Inc. (a)	40,300	14,995,630
ASOS PLC (a)(d)	6,100	328,379
Ctrip.com International Ltd. sponsored ADR (a)	926,651	54,320,282
Groupon, Inc. Class A (a)	3,501,600	25,246,536
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - CONTINUED
Internet Retail - continued
JD.com, Inc. sponsored ADR	100	$ 2,938
Jumei International Holding Ltd. sponsored ADR (d)	262,600	4,154,332
MySale Group PLC	38,500	28,841
Qunar Cayman Islands Ltd. sponsored ADR (a)	533,700	22,015,125
Travelport Worldwide Ltd.	152,077	2,539,686
Vipshop Holdings Ltd. ADR (a)(d)	178,680	5,260,339
zulily, Inc. Class A (a)	1,900	24,681
		128,916,769
INTERNET SOFTWARE & SERVICES - 27.7%
Internet Software & Services - 27.7%
21Vianet Group, Inc. ADR (a)(d)	365,000	6,445,900
58.com, Inc. ADR (a)	634,300	33,541,784
Alibaba Group Holding Ltd. sponsored ADR (d)	653,900	54,430,636
Amber Road, Inc. (a)	100	925
Baidu.com, Inc. sponsored ADR (a)	100	20,840
ChannelAdvisor Corp. (a)(d)	359,639	3,484,902
Constant Contact, Inc. (a)	700	26,747
Cornerstone OnDemand, Inc. (a)	413,326	11,940,988
Cvent, Inc. (a)	131,887	3,698,111
Demandware, Inc. (a)(d)	158,820	9,672,138
DeNA Co. Ltd.	38,700	757,499
eBay, Inc. (a)	23,100	1,332,408
eGain Communications Corp. (a)	130,650	431,145
Endurance International Group Holdings, Inc. (a)	991,300	18,894,178
Facebook, Inc. Class A (a)	2,338,163	192,232,071
Google, Inc.:
Class A (a)	230,373	127,787,903
Class C (a)	235,173	128,874,804
HomeAway, Inc. (a)	209	6,306
Hortonworks, Inc. (d)	2,800	66,752
Just Dial Ltd.	9,503	201,990
LendingClub Corp.	1,400	27,510
LinkedIn Corp. Class A (a)	92,600	23,137,036
Marketo, Inc. (a)	221,830	5,683,285
Momo, Inc. ADR (d)	2,614	27,708
NAVER Corp.	37,725	22,826,937
New Relic, Inc.	800	27,760
NIC, Inc.	118,124	2,087,251
Q2 Holdings, Inc. (a)	1,400	29,596
Rackspace Hosting, Inc. (a)	55,726	2,874,904
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
Rocket Internet AG (a)	33	$ 1,635
SciQuest, Inc. (a)	322,519	5,460,247
SouFun Holdings Ltd. ADR (d)	1,524,800	9,148,800
Textura Corp. (a)	395,004	10,736,209
Twitter, Inc. (a)	698,300	34,970,864
Web.com Group, Inc. (a)	354,216	6,712,393
Yahoo!, Inc. (a)	904,127	40,174,883
Yandex NV (a)	1,100	16,682
Yelp, Inc. (a)(d)	234,833	11,119,343
YY, Inc. ADR (a)	500	27,278
Zillow Group, Inc. (a)	1,909	191,473
		769,129,821
IT SERVICES - 6.3%
Data Processing & Outsourced Services - 5.8%
Euronet Worldwide, Inc. (a)	46,764	2,747,385
Fidelity National Information Services, Inc.	921,637	62,726,614
Fiserv, Inc. (a)	3,400	269,960
NETELLER PLC (a)	1,384,147	10,841,126
Total System Services, Inc.	478,248	18,245,161
Vantiv, Inc. (a)	490,300	18,484,310
Visa, Inc. Class A	718,800	47,016,708
		160,331,264
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. Class A (a)	236,794	14,773,578
EPAM Systems, Inc. (a)	5,234	320,792
Virtusa Corp. (a)	600	24,828
		15,119,198
TOTAL IT SERVICES		175,450,462
LEISURE PRODUCTS - 0.5%
Leisure Products - 0.5%
Sega Sammy Holdings, Inc.	906,800	13,212,498
LIFE SCIENCES TOOLS & SERVICES - 1.3%
Life Sciences Tools & Services - 1.3%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	951,900	36,914,682
Common Stocks - continued
	Shares	Value
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Harmonic Drive Systems, Inc.	50,800	$ 1,118,973
Minebea Ltd.	260,000	4,089,396
		5,208,369
MEDIA - 0.2%
Advertising - 0.0%
iCar Asia Ltd. (a)	348,639	286,784
Cable & Satellite - 0.2%
Naspers Ltd. Class N	28,300	4,363,179
Publishing - 0.0%
NEXT Co. Ltd.	93,300	929,438
TOTAL MEDIA		5,579,401
PROFESSIONAL SERVICES - 0.9%
Human Resource & Employment Services - 0.2%
51job, Inc. sponsored ADR (a)	800	25,812
Paylocity Holding Corp. (d)	79,291	2,270,894
WageWorks, Inc. (a)	47,800	2,549,174
		4,845,880
Research & Consulting Services - 0.7%
ICF International, Inc. (a)	60,700	2,479,595
Verisk Analytics, Inc. (a)	245,632	17,538,125
		20,017,720
TOTAL PROFESSIONAL SERVICES		24,863,600
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.9%
Semiconductor Equipment - 0.3%
Nanometrics, Inc. (a)	103,900	1,747,598
Rubicon Technology, Inc. (a)(d)	1,193,932	4,704,092
SMA Solar Technology AG (a)	1,464	18,827
SunEdison, Inc. (a)(d)	1,200	28,800
Tessera Technologies, Inc.	466	18,770
Ultratech, Inc. (a)	84,100	1,458,294
		7,976,381
Semiconductors - 9.6%
Altera Corp.	74,900	3,213,959
Atmel Corp.	2,605,700	21,444,911
Audience, Inc. (a)	346,895	1,574,903
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Broadcom Corp. Class A	374,084	$ 16,195,967
Cavium, Inc. (a)	22,900	1,621,778
Cirrus Logic, Inc. (a)	123,652	4,112,666
Cree, Inc. (a)(d)	7,037	249,743
Duksan Hi-Metal Co. Ltd. (a)	84,550	663,329
Everlight Electronics Co. Ltd.	3,899,000	8,845,202
Fairchild Semiconductor International, Inc. (a)	310,622	5,647,108
Freescale Semiconductor, Inc. (a)	359,791	14,665,081
Genesis Photonics, Inc. (a)	4,761,766	2,285,428
Himax Technologies, Inc. sponsored ADR (d)	171,900	1,088,127
Hua Hong Semiconductor Ltd. (a)	7,280,000	9,033,505
Inphi Corp. (a)	3,600	64,188
Intersil Corp. Class A	534,917	7,660,011
Lextar Electronics Corp.	762,000	687,563
M/A-COM Technology Solutions Holdings, Inc. (a)	51,890	1,933,421
MagnaChip Semiconductor Corp. (a)	291,827	1,596,294
Marvell Technology Group Ltd.	1,798,000	26,430,600
Maxim Integrated Products, Inc.	905,600	31,523,936
Melexis NV	570	34,016
Micrel, Inc.	486,100	7,330,388
Micron Technology, Inc. (a)	45,400	1,231,702
Microsemi Corp. (a)	326,400	11,554,560
Monolithic Power Systems, Inc.	127,351	6,705,030
Novatek Microelectronics Corp.	507,000	2,628,036
NXP Semiconductors NV (a)	57,111	5,731,660
ON Semiconductor Corp. (a)	443,300	5,368,363
PixArt Imaging, Inc.	39,000	130,403
PMC-Sierra, Inc. (a)	585,800	5,436,224
Power Integrations, Inc.	74,200	3,864,336
Qorvo, Inc. (a)	305,131	24,318,941
Radiant Opto-Electronics Corp.	866,000	2,698,890
ROHM Co. Ltd.	18,700	1,277,825
Sanken Electric Co. Ltd.	1,209,000	8,352,861
Semiconductor Manufacturing International Corp. (a)	33,032,000	3,208,482
Semtech Corp. (a)	291,100	7,756,360
Silicon Laboratories, Inc. (a)	54,200	2,751,734
SK Hynix, Inc.	113,986	4,682,047
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
STMicroelectronics NV	2,800	$ 26,093
YoungTek Electronics Corp.	770	1,648
		265,627,319
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		273,603,700
SOFTWARE - 12.6%
Application Software - 7.4%
Adobe Systems, Inc. (a)	766,807	56,697,710
ANSYS, Inc. (a)	311	27,427
Autodesk, Inc. (a)	298,100	17,480,584
Blackbaud, Inc.	30,700	1,454,566
Citrix Systems, Inc. (a)	104,478	6,673,010
Guidewire Software, Inc. (a)	402	21,149
Informatica Corp. (a)	204,800	8,981,504
Interactive Intelligence Group, Inc. (a)	164,850	6,788,523
Intuit, Inc.	363,200	35,215,872
Kingdee International Software Group Co. Ltd.	16,741,600	7,018,271
Linx SA	1,300	19,022
MobileIron, Inc.	1,300	12,038
Mobileye NV (a)	100	4,203
Parametric Technology Corp. (a)	76,900	2,781,473
Paycom Software, Inc.	100	3,206
PROS Holdings, Inc. (a)	31,167	770,137
Qlik Technologies, Inc. (a)	172,300	5,363,699
salesforce.com, Inc. (a)	672,669	44,941,016
SolarWinds, Inc. (a)	531	27,208
Splunk, Inc. (a)	38,097	2,255,342
Ultimate Software Group, Inc. (a)	207	35,181
Workiva, Inc.	93,000	1,339,200
Yodlee, inc.	2,300	30,958
Zendesk, Inc.	297,969	6,760,917
		204,702,216
Home Entertainment Software - 1.7%
Activision Blizzard, Inc.	496,540	11,283,872
Electronic Arts, Inc. (a)	1,300	76,460
Nintendo Co. Ltd.	192,200	28,200,523
Nintendo Co. Ltd. ADR	289,600	5,337,328
Ourgame International Holdings Ltd.	6,701,000	3,310,459
		48,208,642
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - 3.5%
Allot Communications Ltd. (a)	531,709	$ 4,673,722
CommVault Systems, Inc. (a)	600	26,220
Fleetmatics Group PLC (a)	450,795	20,218,156
Imperva, Inc. (a)	591	25,236
Infoblox, Inc. (a)	1,600	38,192
NetSuite, Inc. (a)(d)	171,139	15,874,854
Oracle Corp.	658,300	28,405,645
Progress Software Corp. (a)	146,800	3,988,556
Red Hat, Inc. (a)	122,640	9,289,980
ServiceNow, Inc. (a)	138,755	10,931,119
Tableau Software, Inc. (a)	5,700	527,364
Varonis Systems, Inc. (a)	100	2,566
VMware, Inc. Class A (a)	39,200	3,214,792
		97,216,402
TOTAL SOFTWARE		350,127,260
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 17.4%
Technology Hardware, Storage & Peripherals - 17.4%
Apple, Inc.	3,275,770	407,604,059
BlackBerry Ltd. (a)	2,514	22,450
Electronics for Imaging, Inc. (a)	158,200	6,604,850
EMC Corp.	900	23,004
Hewlett-Packard Co.	1,575,700	49,098,812
NEC Corp.	1,449,000	4,256,327
Nimble Storage, Inc. (a)	8,900	198,559
QLogic Corp. (a)	3,800	56,012
Samsung Electronics Co. Ltd.	8,481	11,020,642
SanDisk Corp.	11,355	722,405
Silicon Graphics International Corp. (a)(d)	425,876	3,700,862
Stratasys Ltd. (a)	200	10,556
		483,318,538
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Bharti Infratel Ltd.	676,771	$ 4,183,750
RingCentral, Inc. (a)	441,500	6,768,195
		10,951,945
TOTAL COMMON STOCKS (Cost $2,248,245,770)		2,737,720,553
Convertible Preferred Stocks - 0.9%

INTERNET SOFTWARE & SERVICES - 0.6%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	489,912	16,322,692
IT SERVICES - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (e)	68,486	946,477
PROFESSIONAL SERVICES - 0.3%
Research & Consulting Services - 0.3%
Meituan Corp. Series D (e)	1,385,885	8,761,149
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,278,650)		26,030,318
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.14% (b)	9,993,852	9,993,852
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	23,551,287	23,551,287
TOTAL MONEY MARKET FUNDS (Cost $33,545,139)		33,545,139
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $2,299,069,559)		2,797,296,010
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(20,093,464)
NET ASSETS - 100%		$ 2,777,202,546
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,030,318 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 8,761,149
Nutanix, Inc. Series E	8/26/14	$ 917,473
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,600,029
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 29,870
Fidelity Securities Lending Cash Central Fund	162,999
Total	$ 192,869
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 2,737,720,553	$ 2,634,883,217	$ 102,837,336	$ -
Convertible Preferred Stocks	26,030,318	-	-	26,030,318
Money Market Funds	33,545,139	33,545,139	-	-
Total Investments in Securities:	$ 2,797,296,010	$ 2,668,428,356	$ 102,837,336	$ 26,030,318

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 86,234,208
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.1%
Cayman Islands	9.6%
Japan	3.9%
Korea (South)	2.3%
Bermuda	1.9%
Taiwan	1.7%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,848,479) - See accompanying schedule: Unaffiliated issuers (cost $2,265,524,420)	$ 2,763,750,871
Fidelity Central Funds (cost $33,545,139)	33,545,139
Total Investments (cost $2,299,069,559)		$ 2,797,296,010
Receivable for investments sold		1,893,540
Receivable for fund shares sold		1,099,918
Dividends receivable		2,638,261
Distributions receivable from Fidelity Central Funds		17,135
Total assets		2,802,944,864

Liabilities
Payable for investments purchased	$ 1,381,765
Payable for fund shares redeemed	705,371
Other payables and accrued expenses	103,895
Collateral on securities loaned, at value	23,551,287
Total liabilities		25,742,318

Net Assets		$ 2,777,202,546
Net Assets consist of:
Paid in capital		$ 2,279,044,118
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		498,158,428
Net Assets, for 9,800,704 shares outstanding		$ 2,777,202,546
Net Asset Value, offering price and redemption price per share ($2,777,202,546 ÷ 9,800,704 shares)		$ 283.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 8,977,203
Income from Fidelity Central Funds		192,869
Total income		9,170,072

Expenses
Custodian fees and expenses	$ 100,422
Independent directors' compensation	5,118
Interest	237
Miscellaneous	13
Total expenses before reductions	105,790
Expense reductions	(5,154)	100,636
Net investment income (loss)		9,069,436
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,206,940
Foreign currency transactions	(219,260)
Total net realized gain (loss)		47,987,680
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $50,206)	150,183,709
Assets and liabilities in foreign currencies	(6,197)
Total change in net unrealized appreciation (depreciation)		150,177,512
Net gain (loss)		198,165,192
Net increase (decrease) in net assets resulting from operations		$ 207,234,628

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Information Technology Central Fund

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,069,436	$ 20,581,651
Net realized gain (loss)	47,987,680	425,352,874
Change in net unrealized appreciation (depreciation)	150,177,512	(76,927,208)
Net increase (decrease) in net assets resulting from operations	207,234,628	369,007,317
Distributions to partners from net investment income	(7,206,264)	(15,387,304)
Affiliated share transactions Proceeds from sales of shares	168,430,715	374,503,929
Reinvestment of distributions	7,206,162	15,387,067
Cost of shares redeemed	(71,050,757)	(256,747,220)
Net increase (decrease) in net assets resulting from share transactions	104,586,120	133,143,776
Total increase (decrease) in net assets	304,614,484	486,763,789

Net Assets
Beginning of period	2,472,588,062	1,985,824,273
End of period	$ 2,777,202,546	$ 2,472,588,062
Other Affiliated Information Shares
Sold	630,632	1,497,802
Issued in reinvestment of distributions	25,984	60,934
Redeemed	(257,985)	(1,081,601)
Net increase (decrease)	398,631	477,135

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 262.98	$ 222.50	$ 191.01	$ 150.22	$ 153.23	$ 122.94
Income from Investment Operations
Net investment income (loss) D	.93	2.33	1.80	1.20	.72	.59
Net realized and unrealized gain (loss)	20.20	39.88	31.33	40.67	(3.04)	30.27
Total from investment operations	21.13	42.21	33.13	41.87	(2.32)	30.86
Distributions to partners from net investment income	(.74)	(1.73)	(1.64)	(1.08)	(.69)	(.57)
Net asset value, end of period	$ 283.37	$ 262.98	$ 222.50	$ 191.01	$ 150.22	$ 153.23
Total ReturnB, C	8.04%	19.01%	17.45%	27.92%	(1.58)%	25.16%
Ratios to Average Net AssetsE, G
Expenses before reductions	.01%A	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%A	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	.69%A	.94%	.92%	.68%	.41%	.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,777,203	$ 2,472,588	$ 1,985,824	$ 1,631,977	$ 1,114,087	$ 1,002,770
Portfolio turnover rateF	131%A	179%H	157%H	195%	188%	128%H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. H Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
E.I. du Pont de Nemours & Co.	11.0	8.7
Monsanto Co.	8.5	6.1
Ecolab, Inc.	5.7	1.8
Eastman Chemical Co.	5.5	4.7
Rock-Tenn Co. Class A	5.3	3.8
Praxair, Inc.	5.2	5.6
LyondellBasell Industries NV Class A	5.2	7.1
CF Industries Holdings, Inc.	3.7	4.4
Eagle Materials, Inc.	3.6	2.7
FMC Corp.	3.2	3.8
	56.9
Top Industries (% of fund's net assets)
As of March 31, 2015
Chemicals 68.5%
Containers & Packaging 16.9%
Metals & Mining 6.8%
Construction Materials 3.6%
Paper & Forest Products 1.9%
All Others* 2.3%

As of September 30, 2014
Chemicals 66.3%
Metals & Mining 14.8%
Containers & Packaging 10.3%
Construction Materials 5.1%
Oil, Gas & Consumable Fuels 1.6%
All Others* 1.9%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Materials Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CHEMICALS - 68.5%
Commodity Chemicals - 8.2%
LyondellBasell Industries NV Class A	276,030	$ 24,235,434
Methanex Corp.	177,700	9,513,905
Orion Engineered Carbons SA	262,700	4,728,600
		38,477,939
Diversified Chemicals - 19.7%
E.I. du Pont de Nemours & Co.	718,800	51,372,637
Eastman Chemical Co.	373,789	25,888,626
FMC Corp.	256,529	14,686,285
		91,947,548
Fertilizers & Agricultural Chemicals - 15.7%
Agrium, Inc. (d)	53,500	5,575,777
CF Industries Holdings, Inc.	60,938	17,286,892
Monsanto Co.	353,234	39,752,954
The Mosaic Co.	238,200	10,971,492
		73,587,115
Industrial Gases - 8.1%
Airgas, Inc.	128,803	13,667,286
Praxair, Inc.	202,600	24,461,924
		38,129,210
Specialty Chemicals - 16.8%
Albemarle Corp. U.S.	108,300	5,722,572
Ashland, Inc.	114,200	14,538,802
Cytec Industries, Inc.	94,110	5,085,704
Ecolab, Inc.	230,748	26,392,956
NewMarket Corp.	22,795	10,891,451
Sherwin-Williams Co.	16,723	4,757,694
W.R. Grace & Co. (a)	111,396	11,013,723
		78,402,902
TOTAL CHEMICALS		320,544,714
CONSTRUCTION MATERIALS - 3.6%
Construction Materials - 3.6%
Eagle Materials, Inc.	199,057	16,633,203
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - 16.9%
Metal & Glass Containers - 3.1%
Aptargroup, Inc.	112,053	$ 7,117,607
Ball Corp.	108,100	7,636,184
		14,753,791
Paper Packaging - 13.8%
Avery Dennison Corp.	98,600	5,216,926
Graphic Packaging Holding Co.	822,976	11,966,071
MeadWestvaco Corp.	23,600	1,176,932
Packaging Corp. of America	132,300	10,344,537
Rock-Tenn Co. Class A	381,464	24,604,428
Sealed Air Corp.	242,000	11,025,520
		64,334,414
TOTAL CONTAINERS & PACKAGING		79,088,205
ENERGY EQUIPMENT & SERVICES - 0.3%
Oil & Gas Equipment & Services - 0.3%
Aspen Aerogels, Inc. (a)	170,885	1,244,043
METALS & MINING - 6.8%
Diversified Metals & Mining - 0.1%
Copper Mountain Mining Corp. (a)	877,900	804,046
Gold - 2.0%
Franco-Nevada Corp.	96,966	4,699,201
Royal Gold, Inc.	72,169	4,554,586
		9,253,787
Steel - 4.7%
Nucor Corp.	238,500	11,335,905
Steel Dynamics, Inc.	526,800	10,588,680
		21,924,585
TOTAL METALS & MINING		31,982,418
PAPER & FOREST PRODUCTS - 1.9%
Paper Products - 1.9%
Domtar Corp.	190,443	8,802,275
Common Stocks - continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.7%
Trading Companies & Distributors - 0.7%
Wolseley PLC	55,945	$ 3,313,743
TOTAL COMMON STOCKS (Cost $384,633,260)		461,608,601
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 0.14% (b)	8,040,514	8,040,514
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	1,234,750	1,234,750
TOTAL MONEY MARKET FUNDS (Cost $9,275,264)		9,275,264
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $393,908,524)		470,883,865
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(3,150,887)
NET ASSETS - 100%		$ 467,732,978
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,842
Fidelity Securities Lending Cash Central Fund	9,279
Total	$ 12,121
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.8%
Netherlands	5.2%
Canada	4.3%
Luxembourg	1.0%
Others (Individually Less Than 1%)	0.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,146,467) - See accompanying schedule: Unaffiliated issuers (cost $384,633,260)	$ 461,608,601
Fidelity Central Funds (cost $9,275,264)	9,275,264
Total Investments (cost $393,908,524)		$ 470,883,865
Receivable for investments sold		2,326,327
Receivable for fund shares sold		1,550,538
Dividends receivable		930,235
Distributions receivable from Fidelity Central Funds		4,131
Total assets		475,695,096

Liabilities
Payable for investments purchased	$ 6,599,999
Payable for fund shares redeemed	123,844
Other payables and accrued expenses	3,525
Collateral on securities loaned, at value	1,234,750
Total liabilities		7,962,118

Net Assets		$ 467,732,978
Net Assets consist of:
Paid in capital		$ 390,758,854
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,974,124
Net Assets, for 2,090,706 shares outstanding		$ 467,732,978
Net Asset Value, offering price and redemption price per share ($467,732,978 ÷ 2,090,706 shares)		$ 223.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Materials Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,822,165
Income from Fidelity Central Funds		12,121
Total income		4,834,286

Expenses
Custodian fees and expenses	$ 6,915
Independent directors' compensation	935
Miscellaneous	3
Total expenses before reductions	7,853
Expense reductions	(935)	6,918
Net investment income (loss)		4,827,368
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,865,356)
Foreign currency transactions	(16,479)
Total net realized gain (loss)		(4,881,835)
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,190,920)
Assets and liabilities in foreign currencies	(885)
Total change in net unrealized appreciation (depreciation)		(9,191,805)
Net gain (loss)		(14,073,640)
Net increase (decrease) in net assets resulting from operations		$ (9,246,272)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,827,368	$ 7,047,512
Net realized gain (loss)	(4,881,835)	49,671,446
Change in net unrealized appreciation (depreciation)	(9,191,805)	(6,724,890)
Net increase (decrease) in net assets resulting from operations	(9,246,272)	49,994,068
Distributions to partners from net investment income	(4,319,227)	(6,929,942)
Affiliated share transactions Proceeds from sales of shares	14,623,629	62,066,733
Reinvestment of distributions	4,318,961	6,929,496
Cost of shares redeemed	(20,116,185)	(30,010,318)
Net increase (decrease) in net assets resulting from share transactions	(1,173,595)	38,985,911
Total increase (decrease) in net assets	(14,739,094)	82,050,037

Net Assets
Beginning of period	482,472,072	400,422,035
End of period	$ 467,732,978	$ 482,472,072
Other Affiliated Information Shares
Sold	65,167	274,285
Issued in reinvestment of distributions	18,970	30,429
Redeemed	(91,563)	(139,116)
Net increase (decrease)	(7,426)	165,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 229.95	$ 207.20	$ 180.29	$ 134.10	$ 141.22	$ 125.92
Income from Investment Operations
Net investment income (loss) D	2.33	3.57	3.44H	3.10	2.78	5.16I
Net realized and unrealized gain (loss)	(6.48)	22.68	26.85	45.95	(7.38)	14.82
Total from investment operations	(4.15)	26.25	30.29	49.05	(4.60)	19.98
Distributions to partners from net investment income	(2.08)	(3.50)	(3.38)	(2.86)	(2.52)	(4.68)
Net asset value, end of period	$ 223.72	$ 229.95	$ 207.20	$ 180.29	$ 134.10	$ 141.22
Total ReturnB, C	(1.81)%	12.70%	16.98%	36.80%	(3.61)%	16.14%
Ratios to Average Net AssetsE, J
Expenses before reductions	-%A, G	.01%	-%G	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	-%G	-%G	.01%	.01%	.01%
Expenses net of all reductions	-%A, G	-%G	-%G	.01%	.01%	.01%
Net investment income (loss)	2.07%A	1.57%	1.79%H	1.86%	1.66%	3.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 467,733	$ 482,472	$ 400,422	$ 314,540	$ 215,279	$ 224,026
Portfolio turnover rateF	78%A	65%K	64%K	76%	105%	104%K

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.52 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.52%. I Investment income per share reflects a large, non-recurring dividend which amounted to $2.76 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.79%. J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. K Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Verizon Communications, Inc.	21.3	21.8
AT&T, Inc.	7.2	10.3
DIRECTV	6.4	5.6
Level 3 Communications, Inc.	5.6	3.2
Cogent Communications Group, Inc.	4.3	4.0
T-Mobile U.S., Inc.	4.2	4.1
SBA Communications Corp. Class A	4.2	3.5
Telephone & Data Systems, Inc.	3.2	3.2
CenturyLink, Inc.	3.1	4.5
Time Warner Cable, Inc.	3.0	4.9
	62.5
Top Industries (% of fund's net assets)
As of March 31, 2015
Diversified Telecommunication Services 63.6%
Wireless Telecommunication Services 19.6%
Media 9.8%
Real Estate Investment Trusts 2.7%
Communications Equipment 0.9%
All Others* 3.4%

As of September 30, 2014
Diversified Telecommunication Services 64.0%
Wireless Telecommunication Services 17.3%
Media 11.5%
Real Estate Investment Trusts 2.7%
Internet Software & Services 1.0%
All Others* 3.5%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Telecom Services Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.9%
Communications Equipment - 0.9%
Arris Group, Inc. (a)	35,100	$ 1,014,215
Ruckus Wireless, Inc. (a)	126,500	1,628,055
		2,642,270
DIVERSIFIED TELECOMMUNICATION SERVICES - 63.3%
Alternative Carriers - 23.3%
8x8, Inc. (a)	727,717	6,112,823
Cogent Communications Group, Inc.	367,702	12,990,912
Globalstar, Inc. (a)(d)	2,316,400	7,713,612
Iliad SA	12,663	2,958,733
inContact, Inc. (a)	669,846	7,301,321
Inmarsat PLC	66,600	914,343
Iridium Communications, Inc. (a)(d)	330,680	3,210,903
Level 3 Communications, Inc. (a)	315,377	16,979,898
Lumos Networks Corp.	368,806	5,627,980
Premiere Global Services, Inc. (a)	349,805	3,344,136
Towerstream Corp. (a)(d)	556,756	1,202,593
Vonage Holdings Corp. (a)	515,629	2,531,738
		70,888,992
Integrated Telecommunication Services - 40.0%
AT&T, Inc.	676,046	22,072,902
Atlantic Tele-Network, Inc.	72,900	5,046,138
Bezeq The Israel Telecommunication Corp. Ltd.	1,160,100	2,163,180
CenturyLink, Inc.	270,805	9,356,313
Cincinnati Bell, Inc. (a)	579,747	2,046,507
Consolidated Communications Holdings, Inc.	184,200	3,757,680
Frontier Communications Corp. (d)	772,553	5,446,499
General Communications, Inc. Class A (a)	41,728	657,633
IDT Corp. Class B	132,981	2,360,413
Telecom Italia SpA (a)(d)	782,900	916,699
Verizon Communications, Inc.	1,331,806	64,765,723
Windstream Holdings, Inc. (d)	398,272	2,947,213
		121,536,900
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		192,425,892
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Technology Distributors - 0.2%
Ingram Micro, Inc. Class A (a)	26,200	658,144
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.9%
Internet Software & Services - 0.9%
Gogo, Inc. (a)(d)	79,900	$ 1,522,894
Rackspace Hosting, Inc. (a)	27,091	1,397,625
		2,920,519
IT SERVICES - 0.0%
IT Consulting & Other Services - 0.0%
Interxion Holding N.V. (a)	1,580	44,556
MEDIA - 9.8%
Cable & Satellite - 9.8%
DIRECTV (a)	227,700	19,377,270
Liberty Global PLC Class C	26,464	1,318,172
Time Warner Cable, Inc.	60,000	8,992,800
		29,688,242
REAL ESTATE INVESTMENT TRUSTS - 2.7%
Office REITs - 0.2%
CyrusOne, Inc.	14,900	463,688
Specialized REITs - 2.5%
American Tower Corp.	72,698	6,844,517
Crown Castle International Corp.	9,500	784,130
		7,628,647
TOTAL REAL ESTATE INVESTMENT TRUSTS		8,092,335
SOFTWARE - 0.7%
Application Software - 0.6%
Comverse, Inc. (a)	39,400	776,180
Interactive Intelligence Group, Inc. (a)	25,200	1,037,736
		1,813,916
Systems Software - 0.1%
Rovi Corp. (a)	20,400	371,484
TOTAL SOFTWARE		2,185,400
WIRELESS TELECOMMUNICATION SERVICES - 19.3%
Wireless Telecommunication Services - 19.3%
Bharti Infratel Ltd.	315,406	1,949,817
Boingo Wireless, Inc. (a)	2,355	17,757
KDDI Corp.	119,400	2,697,548
Leap Wireless International, Inc. rights (a)	300	756
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Mobistar SA (a)	100	$ 2,173
NTELOS Holdings Corp.	18	86
RingCentral, Inc. (a)	208,600	3,197,838
SBA Communications Corp. Class A (a)	109,164	12,783,104
Shenandoah Telecommunications Co.	55,337	1,724,301
SoftBank Corp.	51,800	3,016,803
Sprint Corp. (a)(d)	969,663	4,596,203
T-Mobile U.S., Inc. (a)	404,975	12,833,658
Telephone & Data Systems, Inc.	391,811	9,756,094
U.S. Cellular Corp. (a)	46,500	1,660,980
Vodafone Group PLC sponsored ADR	135,400	4,424,872
		58,661,990
TOTAL COMMON STOCKS (Cost $235,101,583)		297,319,348
Nonconvertible Preferred Stocks - 0.6%

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Integrated Telecommunication Services - 0.3%
Telefonica Brasil SA sponsored ADR (d)	69,300	1,059,597
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
TIM Participacoes SA sponsored ADR	47,100	780,918
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,723,362)		1,840,515
Money Market Funds - 9.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	4,274,276	$ 4,274,276
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	23,283,332	23,283,332
TOTAL MONEY MARKET FUNDS (Cost $27,557,608)		27,557,608
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $265,382,553)		326,717,471
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(22,604,469)
NET ASSETS - 100%		$ 304,113,002
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,403
Fidelity Securities Lending Cash Central Fund	144,171
Total	$ 147,574
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 297,319,348	$ 290,687,542	$ 6,631,050	$ 756
Nonconvertible Preferred Stocks	1,840,515	1,840,515	-	-
Money Market Funds	27,557,608	27,557,608	-	-
Total Investments in Securities:	$ 326,717,471	$ 320,085,665	$ 6,631,050	$ 756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $22,133,871) - See accompanying schedule: Unaffiliated issuers (cost $237,824,945)	$ 299,159,863
Fidelity Central Funds (cost $27,557,608)	27,557,608
Total Investments (cost $265,382,553)		$ 326,717,471
Receivable for fund shares sold		403,405
Dividends receivable		293,091
Distributions receivable from Fidelity Central Funds		64,186
Total assets		327,478,153

Liabilities
Payable for fund shares redeemed	$ 79,055
Other payables and accrued expenses	2,764
Collateral on securities loaned, at value	23,283,332
Total liabilities		23,365,151

Net Assets		$ 304,113,002
Net Assets consist of:
Paid in capital		$ 242,778,384
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		61,334,618
Net Assets, for 1,798,102 shares outstanding		$ 304,113,002
Net Asset Value, offering price and redemption price per share ($304,113,002 ÷ 1,798,102 shares)		$ 169.13

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Telecom Services Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 3,239,509
Income from Fidelity Central Funds		147,574
Total income		3,387,083

Expenses
Custodian fees and expenses	$ 5,624
Independent directors' compensation	583
Miscellaneous	2
Total expenses before reductions	6,209
Expense reductions	(585)	5,624
Net investment income (loss)		3,381,459
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,834,737
Foreign currency transactions	(10,141)
Total net realized gain (loss)		2,824,596
Change in net unrealized appreciation (depreciation) on: Investment securities	6,430,478
Assets and liabilities in foreign currencies	1,488
Total change in net unrealized appreciation (depreciation)		6,431,966
Net gain (loss)		9,256,562
Net increase (decrease) in net assets resulting from operations		$ 12,638,021

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,381,459	$ 11,469,937
Net realized gain (loss)	2,824,596	11,640,657
Change in net unrealized appreciation (depreciation)	6,431,966	(476,907)
Net increase (decrease) in net assets resulting from operations	12,638,021	22,633,687
Distributions to partners from net investment income	(3,274,027)	(11,293,617)
Affiliated share transactions Proceeds from sales of shares	8,025,055	36,632,564
Reinvestment of distributions	3,273,760	11,292,594
Cost of shares redeemed	(3,141,770)	(68,632,235)
Net increase (decrease) in net assets resulting from share transactions	8,157,045	(20,707,077)
Total increase (decrease) in net assets	17,521,039	(9,367,007)

Net Assets
Beginning of period	286,591,963	295,958,970
End of period	$ 304,113,002	$ 286,591,963
Other Affiliated Information Shares
Sold	48,115	223,027
Issued in reinvestment of distributions	19,741	69,796
Redeemed	(18,811)	(441,604)
Net increase (decrease)	49,045	(148,781)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 163.86	$ 155.95	$ 139.95	$ 111.29	$ 116.76	$ 99.56
Income from Investment Operations
Net investment income (loss) D	1.90	7.09H	4.39	3.96	3.02	3.49
Net realized and unrealized gain (loss)	5.22	7.91	15.88	28.57	(5.50)	17.24
Total from investment operations	7.12	15.00	20.27	32.53	(2.48)	20.73
Distributions to partners from net investment income	(1.85)	(7.09)	(4.27)	(3.87)	(2.99)	(3.53)
Net asset value, end of period	$ 169.13	$ 163.86	$ 155.95	$ 139.95	$ 111.29	$ 116.76
Total ReturnB, C	4.37%	9.75%	14.73%	29.73%	(2.37)%	21.36%
Ratios to Average Net AssetsE, I
Expenses before reductions	-%A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	-%A, G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	2.29%A	4.35%H	3.00%	3.20%	2.45%	3.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 304,113	$ 286,592	$ 295,959	$ 253,919	$ 182,633	$ 180,143
Portfolio turnover rateF	38%A	97%J	82%J	59%	53%	47%J

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Investment income per share reflects a large, non-recurring dividend which amounted to $3.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. J Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
NextEra Energy, Inc.	13.2	10.7
Exelon Corp.	12.4	6.5
Sempra Energy	10.8	9.1
Dominion Resources, Inc.	7.9	10.8
Calpine Corp.	5.0	2.1
PG&E Corp.	4.9	4.2
PPL Corp.	4.8	5.2
NiSource, Inc.	4.7	4.7
Edison International	4.7	3.9
NRG Energy, Inc.	3.4	3.3
	71.8
Top Industries (% of fund's net assets)
As of March 31, 2015
Electric Utilities 43.6%
Multi-Utilities 29.6%
Independent Power and Renewable Electricity Producers 12.0%
Oil, Gas & Consumable Fuels 7.3%
Real Estate Investment Trusts 3.5%
All Others* 4.0%

As of September 30, 2014
Electric Utilities 40.3%
Multi-Utilities 29.7%
Oil, Gas & Consumable Fuels 11.5%
Independent Power Producers & Energy Traders 7.9%
Media 4.0%
All Others* 6.6%

* Includes short-term investments and net other assets (liabilities).

Semiannual Report

Fidelity Utilities Central Fund

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Alternative Carriers - 0.7%
Cogent Communications Group, Inc.	100,898	$ 3,564,726
ELECTRIC UTILITIES - 43.6%
Electric Utilities - 43.6%
Edison International	352,083	21,994,625
Energias de Portugal SA	417,213	1,563,400
Exelon Corp.	1,725,200	57,983,972
FirstEnergy Corp.	283,300	9,932,498
Hawaiian Electric Industries, Inc.	24,900	799,788
ITC Holdings Corp.	188,900	7,070,527
NextEra Energy, Inc.	595,942	62,007,766
NRG Yield, Inc. Class A (d)	146,380	7,425,857
OGE Energy Corp.	410,149	12,964,810
PPL Corp.	674,290	22,696,601
		204,439,844
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 12.0%
Independent Power Producers & Energy Traders - 10.8%
Black Hills Corp.	85,672	4,321,296
Calpine Corp. (a)	1,030,622	23,570,325
Dynegy, Inc. (a)	224,100	7,043,463
NRG Energy, Inc.	626,842	15,790,150
		50,725,234
Renewable Electricity - 1.2%
Abengoa Yield PLC	161,700	5,462,226
TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		56,187,460
MEDIA - 1.9%
Cable & Satellite - 1.9%
Time Warner Cable, Inc.	60,800	9,112,704
MULTI-UTILITIES - 29.6%
Multi-Utilities - 29.6%
Dominion Resources, Inc.	519,809	36,838,864
NiSource, Inc.	499,073	22,039,064
PG&E Corp.	435,069	23,089,112
Sempra Energy	466,515	50,859,465
TECO Energy, Inc.	303,282	5,883,671
		138,710,176
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 7.3%
Oil & Gas Storage & Transport - 7.3%
Boardwalk Pipeline Partners, LP	125,600	$ 2,022,160
Cheniere Energy Partners LP Holdings LLC	476,084	11,411,733
Energy Transfer Equity LP	148,311	9,396,985
Kinder Morgan, Inc.	177,300	7,457,238
Plains GP Holdings LP Class A	134,291	3,809,836
		34,097,952
REAL ESTATE INVESTMENT TRUSTS - 3.5%
Specialized REITs - 3.5%
American Tower Corp.	70,700	6,656,405
Crown Castle International Corp.	119,600	9,871,784
		16,528,189
TOTAL COMMON STOCKS (Cost $396,530,866)		462,641,051
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.14% (b)	11,502,170	11,502,170
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	5,865,138	5,865,138
TOTAL MONEY MARKET FUNDS (Cost $17,367,308)		17,367,308
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $413,898,174)		480,008,359
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(10,902,167)
NET ASSETS - 100%		$ 469,106,192
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,870
Fidelity Securities Lending Cash Central Fund	28,816
Total	$ 34,686
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,749,535) - See accompanying schedule: Unaffiliated issuers (cost $396,530,866)	$ 462,641,051
Fidelity Central Funds (cost $17,367,308)	17,367,308
Total Investments (cost $413,898,174)		$ 480,008,359
Receivable for investments sold		1,616,255
Receivable for fund shares sold		190,258
Dividends receivable		975,255
Distributions receivable from Fidelity Central Funds		3,652
Other receivables		803
Total assets		482,794,582

Liabilities
Payable for investments purchased	$ 7,692,249
Payable for fund shares redeemed	127,282
Other payables and accrued expenses	3,721
Collateral on securities loaned, at value	5,865,138
Total liabilities		13,688,390

Net Assets		$ 469,106,192
Net Assets consist of:
Paid in capital		$ 402,996,326
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		66,109,866
Net Assets, for 2,956,405 shares outstanding		$ 469,106,192
Net Asset Value, offering price and redemption price per share ($469,106,192 ÷ 2,956,405 shares)		$ 158.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Utilities Central Fund

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 6,613,581
Income from Fidelity Central Funds		34,686
Total income		6,648,267

Expenses
Custodian fees and expenses	$ 6,295
Independent directors' compensation	996
Interest	404
Miscellaneous	3
Total expenses before reductions	7,698
Expense reductions	(996)	6,702
Net investment income (loss)		6,641,565
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,041,507
Foreign currency transactions	6,642
Futures contracts	(157,147)
Total net realized gain (loss)		5,891,002
Change in net unrealized appreciation (depreciation) on: Investment securities	2,940,333
Assets and liabilities in foreign currencies	271
Total change in net unrealized appreciation (depreciation)		2,940,604
Net gain (loss)		8,831,606
Net increase (decrease) in net assets resulting from operations		$ 15,473,171

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,641,565	$ 12,660,600
Net realized gain (loss)	5,891,002	56,875,042
Change in net unrealized appreciation (depreciation)	2,940,604	19,775,831
Net increase (decrease) in net assets resulting from operations	15,473,171	89,311,473
Distributions to partners from net investment income	(5,798,646)	(11,442,372)
Affiliated share transactions Proceeds from sales of shares	15,108,125	65,582,680
Reinvestment of distributions	5,798,424	11,441,933
Cost of shares redeemed	(44,445,741)	(70,579,766)
Net increase (decrease) in net assets resulting from share transactions	(23,539,192)	6,444,847
Total increase (decrease) in net assets	(13,864,667)	84,313,948

Net Assets
Beginning of period	482,970,859	398,656,911
End of period	$ 469,106,192	$ 482,970,859
Other Affiliated Information Shares
Sold	93,384	453,136
Issued in reinvestment of distributions	36,157	77,371
Redeemed	(286,217)	(473,864)
Net increase (decrease)	(156,676)	56,643

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 155.14	$ 130.43	$ 116.88	$ 103.95	$ 97.15	$ 88.29
Income from Investment Operations
Net investment income (loss) D	2.15	4.11	4.04	3.82	3.41	3.34
Net realized and unrealized gain (loss)	3.27	24.33	13.29	12.71	6.62	8.61
Total from investment operations	5.42	28.44	17.33	16.53	10.03	11.95
Distributions to partners from net investment income	(1.89)	(3.73)	(3.78)	(3.60)	(3.23)	(3.09)
Net asset value, end of period	$ 158.67	$ 155.14	$ 130.43	$ 116.88	$ 103.95	$ 97.15
Total ReturnB, C	3.49%	21.98%	15.04%	16.13%	10.38%	13.86%
Ratios to Average Net AssetsE, H
Expenses before reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of fee waivers, if any	-%A, G	-%G	-%G	-%G	.01%	.01%
Expenses net of all reductions	-%A, G	-%G	-%G	-%G	.01%	.01%
Net investment income (loss)	2.68%A	2.80%	3.23%	3.43%	3.31%	3.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 469,106	$ 482,971	$ 398,657	$ 320,338	$ 245,600	$ 221,920
Portfolio turnover rateF	141%A	121%I	148%I	175%	201%	246%I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Amount represents less than .01%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. I Portfolio turnover rate excludes securities received or delivered in-kind.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity® Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified, with the exception of Financials and Health Care. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at

Semiannual Report

2. Investments in Fidelity Central Funds - continued

www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because each Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. Customer Discretionary, Consumer Staples and Information Technology are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on each applicable Fund's Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by each Fund; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Consumer Discretionary	$ 1,362,842,885	$ 319,150,183	$ (38,792,658)	$ 280,357,525
Consumer Staples	834,309,094	375,406,754	(17,456,636)	357,950,118
Energy	1,025,624,432	121,568,212	(102,883,480)	18,684,732
Financials	2,133,239,846	483,983,443	(47,658,459)	436,324,984
Health Care	1,511,063,744	597,136,059	(13,201,322)	583,934,737
Industrials	1,121,688,649	307,331,581	(10,551,341)	296,780,240
Information Technology	2,313,328,007	576,551,344	(92,583,341)	483,968,003
Materials	395,152,718	85,187,510	(9,456,363)	75,731,147
Telecom Services	266,038,263	67,349,353	(6,670,145)	60,679,208
Utilities	414,706,814	71,953,578	(6,652,033)	65,301,545

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Funds' financial statements and related disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Utilities (the Fund) used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund uses of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which it trades.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of ($157,147) related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	540,162,262	529,325,645
Consumer Staples	368,714,630	434,197,515
Energy	383,045,738	296,591,009
Financials	451,935,246	445,678,468
Health Care	1,176,827,569	1,348,654,070
Industrials	565,081,092	549,101,625
Information Technology	1,890,937,252	1,694,801,675
Materials	180,065,729	182,751,801
Telecom Services	62,743,111	55,860,722
Utilities	344,725,111	367,266,964

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee and Expense Contract - continued

contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 3,569
Consumer Staples	3,867
Energy	3,474
Financials	6,757
Health Care	23,845
Industrials	9,228
Information Technology	31,279
Materials	2,890
Telecom Services	1,896
Utilities	7,084

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Consumer Staples	Borrower	$ 4,951,833.35%		$ 288
Health Care	Borrower	12,413,071.35%		1,680
Information Technology	Borrower	12,820,000.33%		237
Utilities	Borrower	14,183,000.34%		404

7. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. FCM security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Consumer Discretionary	$ 25,665	$ 100	$ -
Consumer Staples	59,304	-	-
Energy	84,306	19	-
Financials	39,432	-	-
Health Care	167,109	22,098	357,410
Industrials	47,200	-	-
Information Technology	162,999	41,722	-
Materials	9,279	126	-
Telecom Services	144,171	1,432	59,940
Utilities	28,816	254	-

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reduction of expenses for each Fund is noted in the table below.

	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 2,958	$ 76
Consumer Staples	2,355	17
Energy	2,025	-

Semiannual Report

8. Expense Reductions - continued

	Expense Reduction	Custody Earnings Credits
Financials	$ 4,854	$ 42
Health Care	3,735	-
Industrials	2,679	16
Information Technology	5,118	36
Materials	935	-
Telecom Services	583	2
Utilities	996	-

9. Other.

The Funds' organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Fidelity® Emerging Markets Equity Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMQ-SANN-0515
1.876936.106

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.1277%	$ 1,000.00	$ 960.80	$ .62
HypotheticalA		$ 1,000.00	$ 1,024.29	$ .64

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2015
Korea (South) 15.4%
India 11.3%
China 9.9%
Taiwan 9.1%
Cayman Islands 7.7%
United States of America* 6.0%
Hong Kong 5.1%
South Africa 4.6%
Mexico 4.5%
Other 26.4%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
As of September 30, 2014
Korea (South) 19.0%
Brazil 10.4%
India 8.0%
Cayman Islands 7.6%
Taiwan 7.0%
China 6.5%
Mexico 5.9%
South Africa 5.2%
United States of America* 4.4%
Other 26.0%

* Includes Short-Term Investments and Net Other Assets (Liabilities).
Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
Asset Allocation as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	97.4	97.1
Short-Term Investments and Net Other Assets (Liabilities)	2.6	2.9
Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.2	4.3
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.8	3.3
Tencent Holdings Ltd. (Cayman Islands, Internet Software & Services)	2.4	1.6
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	2.0	1.4
China Mobile Ltd. (Hong Kong, Wireless Telecommunication Services)	1.9	0.0
Naspers Ltd. Class N (South Africa, Media)	1.6	1.5
Hyundai Mobis (Korea (South), Auto Components)	1.5	1.0
China Life Insurance Co. Ltd. (H Shares) (China, Insurance)	1.4	1.1
Grupo Financiero Banorte S.A.B. de CV Series O (Mexico, Banks)	1.2	0.7
Robinsons Land Corp. (Philippines, Real Estate Management & Development)	1.1	0.9
	21.1
Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.4	26.5
Information Technology	19.2	17.6
Consumer Discretionary	8.2	8.3
Industrials	8.1	8.7
Consumer Staples	7.6	8.4
Materials	6.7	7.5
Energy	6.4	8.7
Telecommunication Services	6.1	7.0
Utilities	3.3	2.1
Health Care	2.3	2.1

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.3%
	Shares	Value
Argentina - 0.7%
Grupo Financiero Galicia SA sponsored ADR (d)	13,170	$ 304,886
Telecom Argentina SA Class B sponsored ADR	5,800	131,718
YPF SA Class D sponsored ADR	17,100	469,395
TOTAL ARGENTINA		905,999
Bermuda - 1.8%
Aquarius Platinum Ltd. (Australia) (a)	926,995	127,088
China Resources Gas Group Ltd.	70,000	217,603
Credicorp Ltd. (United States)	3,900	548,457
GP Investments Ltd. Class A (depositary receipt) (a)	209,107	373,458
Shangri-La Asia Ltd.	266,000	365,754
Yue Yuen Industrial (Holdings) Ltd.	168,000	593,758
TOTAL BERMUDA		2,226,118
Brazil - 2.2%
B2W Companhia Global do Varejo (a)	17,300	108,140
BM&F BOVESPA SA	109,340	382,333
Cielo SA	31,600	452,383
Companhia de Saneamento de Minas Gerais	17,640	102,251
Cosan SA Industria e Comercio	14,515	126,842
Fibria Celulose SA (a)	59,800	846,911
Minerva SA (a)	122,200	281,421
Minerva SA rights 4/17/15 (a)	2,591	8
Smiles SA	28,700	454,121
T4F Entretenimento SA (a)	46,050	31,743
TOTAL BRAZIL		2,786,153
British Virgin Islands - 0.1%
Mail.Ru Group Ltd. GDR (Reg. S) (a)	4,569	90,786
Canada - 0.5%
Goldcorp, Inc.	8,500	153,819
Pan American Silver Corp.	36,800	322,736
Torex Gold Resources, Inc. (a)	101,300	83,980
TOTAL CANADA		560,535
Common Stocks - continued
	Shares	Value
Cayman Islands - 6.9%
21Vianet Group, Inc. ADR (a)	9,870	$ 174,304
58.com, Inc. ADR (a)	6,900	364,872
AAC Technology Holdings, Inc.	67,000	413,530
Alibaba Group Holding Ltd. sponsored ADR	2,200	183,128
China ZhengTong Auto Services Holdings Ltd.	613,250	290,304
ENN Energy Holdings Ltd.	128,110	785,748
Haitian International Holdings Ltd.	112,000	257,151
Hengan International Group Co. Ltd.	46,500	558,409
Leju Holdings Ltd. ADR (d)	14,615	116,335
Shenzhou International Group Holdings Ltd.	76,000	343,108
SINA Corp. (a)	5,250	168,840
Tencent Holdings Ltd.	159,300	3,025,094
Tingyi (Cayman Islands) Holding Corp.	332,000	714,305
TPK Holding Co. Ltd.	75,000	525,550
Uni-President China Holdings Ltd.	813,400	538,234
Yingde Gases Group Co. Ltd.	244,500	182,287
TOTAL CAYMAN ISLANDS		8,641,199
Chile - 1.5%
Compania Cervecerias Unidas SA sponsored ADR	3,400	70,584
Empresa Nacional de Electricidad SA	189,370	282,693
Empresa Nacional de Telecomunicaciones SA (ENTEL)	12,535	127,277
Empresas CMPC SA	82,307	225,965
Enersis SA	988,729	322,995
Inversiones La Construccion SA	23,020	269,789
Vina Concha y Toro SA	281,370	579,005
TOTAL CHILE		1,878,308
China - 9.9%
Anhui Conch Cement Co. Ltd. (H Shares)	141,500	535,691
Baoshan Iron & Steel Co. Ltd.	379,300	435,618
BBMG Corp. (H Shares)	694,500	640,513
China Life Insurance Co. Ltd. (H Shares)	383,300	1,684,894
China Machinery Engineering Co. (H Shares)	238,000	240,682
China Pacific Insurance Group Co. Ltd. (H Shares)	140,700	669,685
China Suntien Green Energy Corp. Ltd. (H Shares)	713,850	173,107
China Telecom Corp. Ltd. (H Shares)	1,057,100	677,676
Daqin Railway Co. Ltd. (A Shares)	319,000	567,557
Industrial & Commercial Bank of China Ltd. (H Shares)	3,314,000	2,451,307
Kweichow Moutai Co. Ltd.	24,500	774,421
Maanshan Iron & Steel Ltd. (H Shares) (a)	992,000	285,342
PetroChina Co. Ltd. (H Shares)	448,000	497,504
Common Stocks - continued
	Shares	Value
China - continued
PICC Property & Casualty Co. Ltd. (H Shares)	321,246	$ 634,814
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	78,350	941,900
Qingdao Haier Co. Ltd.	163,200	680,230
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	56,000	367,668
TOTAL CHINA		12,258,609
Colombia - 0.6%
Bancolombia SA sponsored ADR (d)	19,140	752,776
Czech Republic - 0.2%
Komercni Banka A/S	1,166	251,976
Egypt - 0.2%
Citadel Capital Corp. (a)	631,600	210,256
Greece - 0.6%
National Bank of Greece SA (a)	145,400	173,692
National Bank of Greece SA sponsored ADR (a)(d)	66,098	84,605
Public Power Corp. of Greece (a)	8,930	54,731
Titan Cement Co. SA (Reg.)	16,400	376,841
TOTAL GREECE		689,869
Hong Kong - 5.1%
China Mobile Ltd.	43,000	560,393
China Mobile Ltd. sponsored ADR	28,051	1,824,157
China Power International Development Ltd.	263,500	137,993
China Resources Power Holdings Co. Ltd.	160,220	402,170
China Unicom Ltd.	50,000	76,115
China Unicom Ltd. sponsored ADR	15,000	228,900
CNOOC Ltd.	898,000	1,267,370
CNOOC Ltd. sponsored ADR	200	28,364
Far East Horizon Ltd.	687,100	628,371
Lenovo Group Ltd.	342,000	499,370
Sinotruk Hong Kong Ltd.	399,500	238,587
Techtronic Industries Co. Ltd.	139,500	471,439
TOTAL HONG KONG		6,363,229
India - 11.3%
Adani Ports & Special Economic Zone	106,975	529,393
Axis Bank Ltd. (a)	127,506	1,150,371
Bharti Airtel Ltd. (a)	27,777	175,417
Bharti Infratel Ltd.	154,139	952,876
Coal India Ltd.	129,541	754,844
Eicher Motors Ltd.	1,845	471,280
GAIL India Ltd.	49,749	309,781
Common Stocks - continued
	Shares	Value
India - continued
Grasim Industries Ltd.	9,642	$ 611,570
HCL Technologies Ltd.	39,682	624,684
Infosys Ltd.	33,420	1,181,735
ITC Ltd. (a)	182,052	952,525
JK Cement Ltd.	29,273	313,091
Larsen & Toubro Ltd. (a)	20,750	572,956
LIC Housing Finance Ltd.	35,754	251,226
Lupin Ltd.	26,247	846,434
Oil & Natural Gas Corp. Ltd.	113,865	560,108
Petronet LNG Ltd. (a)	80,564	221,919
Phoenix Mills Ltd. (a)	76,729	439,775
Power Grid Corp. of India Ltd.	178,831	441,586
SREI Infrastructure Finance Ltd.	858,692	588,057
State Bank of India	214,121	918,153
Sun TV Ltd.	12,571	89,188
Tata Consultancy Services Ltd.	14,870	609,799
Yes Bank Ltd.	36,991	484,525
TOTAL INDIA		14,051,293
Indonesia - 2.5%
PT Astra International Tbk	1,014,000	665,013
PT Bakrieland Development Tbk (a)	47,285,600	180,824
PT Bank Mandiri (Persero) Tbk	657,300	626,847
PT Bank Rakyat Indonesia Tbk	986,100	1,001,184
PT Kalbe Farma Tbk	3,364,700	479,936
PT Perusahaan Gas Negara Tbk Series B	276,960	101,676
TOTAL INDONESIA		3,055,480
Israel - 0.5%
Bezeq The Israel Telecommunication Corp. Ltd.	316,200	589,602
Kenya - 0.2%
Equity Group Holdings Ltd.	499,500	281,104
Korea (South) - 13.9%
AMOREPACIFIC Group, Inc.	678	917,100
Bgf Retail	4,111	418,911
Daewoo International Corp.	43,901	1,051,078
E-Mart Co. Ltd.	3,934	826,582
Fila Korea Ltd.	4,467	435,046
Hyundai HCN	12,886	57,288
Hyundai Industrial Development & Construction Co.	11,886	610,951
Hyundai Mobis	8,230	1,829,417
KB Financial Group, Inc.	18,429	650,827
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Korea Electric Power Corp.	8,372	$ 345,169
Korea Zinc Co. Ltd.	1,264	483,291
Korean Reinsurance Co.	68,362	628,797
LG Chemical Ltd.	3,544	722,267
NAVER Corp.	923	558,496
Samsung C&T Corp.	12,577	673,689
Samsung Electronics Co. Ltd.	3,974	5,164,023
Shinhan Financial Group Co. Ltd.	34,043	1,279,589
SK Hynix, Inc.	8,028	329,755
SK Telecom Co. Ltd.	91	22,403
SK Telecom Co. Ltd. sponsored ADR	11,910	324,071
TOTAL KOREA (SOUTH)		17,328,750
Malaysia - 0.1%
Malayan Banking Bhd	34,200	86,157
Mexico - 4.5%
America Movil S.A.B. de CV Series L sponsored ADR	42,112	861,612
Banregio Grupo Financiero S.A.B. de CV (a)	54,318	276,727
Grupo Aeroportuario del Pacifico SA de CV Series B	62,100	407,120
Grupo Aeroportuario Norte S.A.B. de CV	38,000	185,074
Grupo Comercial Chedraui S.A.B. de CV	96,300	291,359
Grupo Financiero Banorte S.A.B. de CV Series O	263,330	1,528,172
Grupo Televisa SA de CV (CPO) sponsored ADR (a)	32,700	1,079,427
Macquarie Mexican (REIT)	631,200	990,239
TOTAL MEXICO		5,619,730
Netherlands - 0.1%
Cnova NV (a)	14,200	89,318
Yandex NV (a)	6,300	95,540
TOTAL NETHERLANDS		184,858
Nigeria - 0.9%
Guaranty Trust Bank PLC GDR (Reg. S)	57,574	376,534
Transnational Corp. of Nigeria PLC	6,577,379	103,758
Zenith Bank PLC	6,399,545	674,516
TOTAL NIGERIA		1,154,808
Panama - 0.3%
Copa Holdings SA Class A	4,200	424,074
Philippines - 3.3%
Alliance Global Group, Inc.	1,782,400	1,056,798
Metro Pacific Investments Corp.	1,570,900	169,761
Common Stocks - continued
	Shares	Value
Philippines - continued
Metropolitan Bank & Trust Co.	511,728	$ 1,116,883
Nickel Asia Corp.	379,250	203,647
PNOC Energy Development Corp.	968,200	184,130
Robinsons Land Corp.	1,907,550	1,314,522
TOTAL PHILIPPINES		4,045,741
Poland - 0.1%
Powszechny Zaklad Ubezpieczen SA	1,278	164,914
Puerto Rico - 0.2%
Popular, Inc. (a)	6,030	207,372
Russia - 2.2%
Bashneft OJSC rights	884	0
E.ON Russia JSC (a)	2,426,800	123,008
LUKOIL Oil Co. sponsored ADR (United Kingdom)	27,200	1,259,904
Mobile TeleSystems OJSC (a)	65,030	275,100
NOVATEK OAO GDR (Reg. S)	10,100	757,500
Sberbank of Russia sponsored ADR	76,992	338,303
TOTAL RUSSIA		2,753,815
Singapore - 0.6%
Ezion Holdings Ltd.	225,180	176,390
First Resources Ltd.	410,500	565,340
TOTAL SINGAPORE		741,730
South Africa - 4.6%
Alexander Forbes Group Holding (a)	201,256	170,907
Aspen Pharmacare Holdings Ltd.	29,200	924,462
Barclays Africa Group Ltd. (g)	60,656	925,168
Bidvest Group Ltd.	24,462	662,888
Blue Label Telecoms Ltd.	229,785	164,822
JSE Ltd.	31,200	316,759
Life Healthcare Group Holdings Ltd.	133,900	467,088
Naspers Ltd. Class N	13,200	2,035,122
TOTAL SOUTH AFRICA		5,667,216
Taiwan - 9.1%
Advantech Co. Ltd.	44,000	335,776
Catcher Technology Co. Ltd.	47,000	493,265
E.SUN Financial Holdings Co. Ltd.	886,586	543,248
Hon Hai Precision Industry Co. Ltd. (Foxconn)	174,782	512,272
Inotera Memories, Inc. (a)	189,000	252,480
King's Town Bank	284,000	272,159
Common Stocks - continued
	Shares	Value
Taiwan - continued
Largan Precision Co. Ltd.	15,000	$ 1,293,476
Pegatron Corp.	154,000	417,362
Taiwan Cement Corp.	354,000	499,517
Taiwan Fertilizer Co. Ltd.	225,600	391,243
Taiwan Semiconductor Manufacturing Co. Ltd.	933,869	4,345,352
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	15,480	363,470
Unified-President Enterprises Corp.	698,982	1,171,941
Universal Cement Corp.	249,780	235,770
Vanguard International Semiconductor Corp.	130,000	221,291
TOTAL TAIWAN		11,348,622
Thailand - 2.2%
Intouch Holdings PCL NVDR	240,540	571,218
Jasmine Broadband Internet Infrastructure Fund (a)	1,486,300	420,349
Kasikornbank PCL (For. Reg.)	127,700	902,890
PTT Exploration and Production PCL (For. Reg.)	98,000	328,374
Thai Union Frozen Products PCL (For. Reg.)	790,800	488,628
TOTAL THAILAND		2,711,459
Turkey - 1.3%
Aselsan A/S	47,000	222,445
Aygaz A/S	42,055	153,731
Tupras Turkiye Petrol Rafinelleri A/S	21,358	506,655
Turkcell Iletisim Hizmet A/S sponsored ADR (a)	6,716	87,509
Turkiye Garanti Bankasi A/S	215,200	701,786
TOTAL TURKEY		1,672,126
United Arab Emirates - 0.7%
DP World Ltd.	16,079	347,306
Emaar Properties PJSC	86,371	155,204
First Gulf Bank PJSC	82,047	326,142
TOTAL UNITED ARAB EMIRATES		828,652
United Kingdom - 0.1%
Fresnillo PLC	16,100	163,000
United States of America - 0.3%
Cognizant Technology Solutions Corp. Class A (a)	6,108	381,078
TOTAL COMMON STOCKS (Cost $88,122,711)		111,077,394
Preferred Stocks - 5.0%
	Shares	Value
Convertible Preferred Stocks - 0.8%
Cayman Islands - 0.8%
Meituan Corp. Series D (f)	165,990	$ 1,049,339
Nonconvertible Preferred Stocks - 4.2%
Brazil - 2.2%
Ambev SA sponsored ADR	47,500	273,600
Banco do Estado Rio Grande do Sul SA	100,760	347,280
Companhia Paranaense de Energia-Copel:
(PN-B)	1,660	17,502
(PN-B) sponsored	14,841	155,534
Itau Unibanco Holding SA sponsored ADR	107,090	1,184,415
Marcopolo SA (PN)	62,700	45,381
Petroleo Brasileiro SA - Petrobras (PN) sponsored (non-vtg.)	58,700	357,483
Vale SA (PN-A) sponsored ADR	70,700	342,895
TOTAL BRAZIL		2,724,090
Korea (South) - 1.5%
Hyundai Motor Co. Series 2	5,220	536,625
Samsung Electronics Co. Ltd.	867	863,146
Samsung Fire & Marine Insurance Co. Ltd.	3,123	436,515
TOTAL KOREA (SOUTH)		1,836,286
Russia - 0.5%
Surgutneftegas (a)	799,000	609,732
TOTAL NONCONVERTIBLE PREFERRED STOCKS		5,170,108
TOTAL PREFERRED STOCKS (Cost $6,586,547)		6,219,447
Government Obligations - 0.1%
Principal Amount
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 4/2/15 to 6/25/15 (e) (Cost $179,995)	$ 180,000	179,996
Money Market Funds - 5.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	6,448,726	$ 6,448,726
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	740,325	740,325
TOTAL MONEY MARKET FUNDS (Cost $7,189,051)		7,189,051
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $102,078,304)		124,665,888
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(299,715)
NET ASSETS - 100%		$ 124,366,173
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
79 ICE MSCI Emerging Markets Mini Index Contracts (United States)	June 2015	$ 3,840,980	$ 136,416

The face value of futures purchased as a percentage of net assets is 3.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $159,997.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,049,339 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Meituan Corp. Series D	1/26/15	$ 1,049,339
(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,057
Fidelity Securities Lending Cash Central Fund	12,360
Total	$ 17,417
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 10,155,041	$ 10,155,041	$ -	$ -
Consumer Staples	9,422,373	9,422,373	-	-
Energy	8,095,491	5,720,885	2,374,606	-
Financials	32,895,158	24,175,845	8,719,313	-
Health Care	2,717,920	2,717,920	-	-
Industrials	10,146,239	9,096,900	-	1,049,339
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 24,057,192	$ 15,505,011	$ 8,552,181	$ -
Materials	8,183,082	7,571,512	611,570	-
Telecommunication Services	7,486,044	6,552,033	934,011	-
Utilities	4,138,301	3,351,546	786,755	-
Government Obligations	179,996	-	179,996	-
Money Market Funds	7,189,051	7,189,051	-	-
Total Investments in Securities:	$ 124,665,888	$ 101,458,117	$ 22,158,432	$ 1,049,339
Derivative Instruments:
Assets
Futures Contracts	$ 136,416	$ 136,416	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 5,953,461
Level 2 to Level 1	$ 4,351,069
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 136,416	$ -
Total Value of Derivatives	$ 136,416	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $715,799) - See accompanying schedule: Unaffiliated issuers (cost $94,889,253)	$ 117,476,837
Fidelity Central Funds (cost $7,189,051)	7,189,051
Total Investments (cost $102,078,304)		$ 124,665,888
Foreign currency held at value (cost $50,040)		55,382
Receivable for investments sold		755,900
Receivable for fund shares sold		8,181
Dividends receivable		1,114,464
Distributions receivable from Fidelity Central Funds		1,052
Other receivables		213,901
Total assets		126,814,768

Liabilities
Payable to custodian bank	$ 18,883
Payable for investments purchased
Regular delivery	$ 1,132,495
Delayed delivery	8,778
Payable for fund shares redeemed	62,046
Payable for daily variation margin for derivative instruments	10,665
Other payables and accrued expenses	475,403
Collateral on securities loaned, at value	740,325
Total liabilities		2,448,595

Net Assets		$ 124,366,173
Net Assets consist of:
Paid in capital		$ 102,089,565
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,276,608
Net Assets, for 611,976 shares outstanding		$ 124,366,173
Net Asset Value, offering price and redemption price per share ($124,366,173 ÷ 611,976 shares)		$ 203.22

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,521,065
Interest		15
Income from Fidelity Central Funds		17,417
Income before foreign taxes withheld		2,538,497
Less foreign taxes withheld		(282,172)
Total income		2,256,325

Expenses
Custodian fees and expenses	$ 209,964
Independent directors' compensation	757
Interest	3,047
Miscellaneous	2
Total expenses before reductions	213,770
Expense reductions	(757)	213,013
Net investment income (loss)		2,043,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $347,445)	(15,142,071)
Foreign currency transactions	(399,526)
Futures contracts	(84,265)
Total net realized gain (loss)		(15,625,862)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $293,769)	(9,002,383)
Assets and liabilities in foreign currencies	(188)
Futures contracts	205,733
Total change in net unrealized appreciation (depreciation)		(8,796,838)
Net gain (loss)		(24,422,700)
Net increase (decrease) in net assets resulting from operations		$ (22,379,388)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,043,312	$ 5,725,861
Net realized gain (loss)	(15,625,862)	6,720,553
Change in net unrealized appreciation (depreciation)	(8,796,838)	(2,597,236)
Net increase (decrease) in net assets resulting from operations	(22,379,388)	9,849,178
Distributions to partners from net investment income	(1,558,242)	(5,449,955)
Affiliated share transactions Proceeds from sales of shares	12,330,487	254,389,112
Reinvestment of distributions	1,558,162	5,449,554
Cost of shares redeemed	(323,020,443)	(14,069,000)
Net increase (decrease) in net assets resulting from share transactions	(309,131,794)	245,769,666
Total increase (decrease) in net assets	(333,069,424)	250,168,889

Net Assets
Beginning of period	457,435,597	207,266,708
End of period	$ 124,366,173	$ 457,435,597
Other Affiliated Information Shares
Sold	61,132	1,153,561
Issued in reinvestment of distributions	7,423	25,231
Redeemed	(1,611,774)	(66,980)
Net increase (decrease)	(1,543,219)	1,111,812

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 212.25	$ 198.65	$ 195.55	$ 166.54	$ 204.65	$ 169.41
Income from Investment Operations
Net investment income (loss) D	1.26	4.39	4.54	4.14	3.61	3.41
Net realized and unrealized gain (loss)	(9.56)	12.94	3.55	28.97	(38.40)	34.39
Total from investment operations	(8.30)	17.33	8.09	33.11	(34.79)	37.80
Distributions to partners from net investment income	(.73)	(3.73)	(4.99)	(4.10)	(3.32)	(2.56)
Net asset value, end of period	$ 203.22	$ 212.25	$ 198.65	$ 195.55	$ 166.54	$ 204.65
Total ReturnB, C	(3.92)%	8.72%	4.21%	20.04%	(17.34)%	22.50%
Ratios to Average Net AssetsE, G
Expenses before reductions	.13%A	.15%	.13%	.16%	.12%	.12%
Expenses net of fee waivers, if any	.13%A	.15%	.13%	.16%	.12%	.12%
Expenses net of all reductions	.13%A	.15%	.13%	.16%	.12%	.12%
Net investment income (loss)	1.23% A	2.07%	2.24%	2.19%	1.67%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 124,366	$ 457,436	$ 207,267	$ 221,512	$ 250,684	$ 394,562
Portfolio turnover rateF	107%A	84%	183%	103%	126%	104%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,439,567
Gross unrealized depreciation	(6,510,310)
Net unrealized appreciation (depreciation) on securities	$ 20,929,257

Tax cost	$ 103,736,631

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $(84,265) and a change in net unrealized appreciation (depreciation) of $205,733 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $173,492,855 and $475,986,702, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,889 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,099,200.34%		$ 288

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $12,360. During the period, there were no securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $39,901,250. The weighted average interest rate was .62%. The interest expense amounted to $2,759 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

9. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $757.

10. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Floating Rate
Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

FR1-SANN-0515
1.814673.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0008%	$ 1,000.00	$ 1,009.20	$ -
HypotheticalA		$ 1,000.00	$ 1,024.93	$ -

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Albertson's LLC	2.1	1.4
Altice Financing SA	1.5	0.7
Fortescue Metals Group Ltd.	1.4	1.1
Laureate Education, Inc.	1.3	0.8
JC Penney Corp., Inc.	1.2	0.8
	7.5
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Technology	8.5	9.1
Healthcare	7.6	6.2
Energy	6.9	8.0
Utilities	6.2	5.4
Gaming	6.1	8.5
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
BBB 2.4%	BBB 1.9%
BB 29.8%	BB 26.0%
B 51.0%	B 52.0%
CCC,CC,C 5.7%	CCC,CC,C 5.8%
Not Rated 3.0%	Not Rated 4.7%
Equities 0.4%	Equities 0.8%
Short-Term Investments and Net Other Assets 7.7%	Short-Term Investments and Net Other Assets 8.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015*		As of September 30, 2014**
	Bank Loan Obligations 90.8%		Bank Loan Obligations 89.0%
	Nonconvertible Bonds 1.1%		Nonconvertible Bonds 1.4%
	Common Stocks 0.4%		Common Stocks 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 7.7%		Short-Term Investments and Net Other Assets (Liabilities) 8.8%
* Foreign investments	10.7%	** Foreign investments	10.6%

Semiannual Report

Investments March 31, 2015

Showing Percentage of Net Assets

Bank Loan Obligations (f) - 90.8%
	Principal Amount	Value
Aerospace - 1.3%
BE Aerospace, Inc. Tranche B, term loan 4% 12/16/21 (e)	$ 6,220,410	$ 6,274,839
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (e)	3,359,966	3,359,966
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (e)	6,833,256	6,824,715
Tranche D, term loan 3.75% 6/4/21 (e)	5,881,161	5,873,809
		22,333,329
Air Transportation - 0.1%
U.S. Airways, Inc. Tranche B 1LN, term loan 3.5% 5/23/19 (e)	2,624,500	2,617,939
Automotive - 0.1%
American Tire Distributors, Inc. Tranche B, term loan 5.25% 10/1/21 (e)	885,000	888,363
Automotive & Auto Parts - 1.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	3,085,222	3,077,509
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (e)	2,482,000	2,460,283
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (e)	7,700,526	7,363,628
Tranche 2LN, term loan 10% 11/27/21 (e)	2,641,000	2,396,708
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (e)	1,861,822	1,854,840
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (e)	1,735,343	1,731,005
		18,883,973
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.928% 1/30/19 (e)	6,205,000	5,910,263
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (e)	2,488,763	2,488,763
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (e)	4,282,499	4,277,146
		12,676,172
Building Materials - 0.7%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (e)	2,135,143	2,132,474
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	3,102,937	3,017,607
Tranche 2LN, term loan 7.75% 4/1/22 (e)	1,510,000	1,476,025
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Building Materials - continued
Headwaters, Inc. Tranche B, term loan 4.5% 3/24/22 (e)	$ 2,375,000	$ 2,383,906
Interline Brands, Inc. Tranche B, term loan 4% 3/17/21 (e)	2,000,648	1,988,144
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (e)	1,451,659	1,440,772
		12,438,928
Cable/Satellite TV - 2.6%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (e)	2,912,345	2,915,986
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (e)	2,482,556	2,463,937
Tranche F, term loan 3% 1/3/21 (e)	4,913,005	4,900,722
CSC Holdings LLC Tranche B, term loan 2.678% 4/17/20 (e)	2,541,636	2,528,928
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (e)	814,000	803,825
Tranche A 1LN, term loan 1/7/22 (g)	1,871,000	1,861,645
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	8,847,986	8,870,106
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	7,654,654	7,673,791
UPC Broadband Holding BV Tranche AH, term loan 3.25% 6/30/21 (e)	2,245,000	2,230,969
Virgin Media Finance PLC Tranche B, term loan 3.5% 6/7/20 (e)	2,132,750	2,132,750
WideOpenWest Finance LLC Tranche B, term loan 4.75% 4/1/19 (e)	3,036,360	3,051,542
Ziggo B.V.:
Tranche B 1LN, term loan 3.5% 1/15/22 (e)	2,306,872	2,292,570
Tranche B 2LN, term loan 3.5% 1/15/22 (e)	1,485,979	1,476,766
Tranche B 3LN, term loan 3.5% 1/15/22 (e)	2,444,149	2,428,995
		45,632,532
Capital Goods - 1.0%
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (e)	734,931	729,419
Doosan Infracore, Inc. Tranche B, term loan 4.5% 5/28/21 (e)	4,420,620	4,464,826
Mueller Water Products, Inc. Tranche B, term loan 4% 11/25/21 (e)	2,525,670	2,538,298
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Capital Goods - continued
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 5.25% 3/13/22 (e)	$ 4,939,000	$ 4,982,216
SRAM LLC. Tranche B, term loan 4.0127% 4/10/20 (e)	4,845,394	4,833,281
		17,548,040
Chemicals - 2.1%
Arizona Chem U.S., Inc.:
Tranche 2LN, term loan 7.5% 6/12/22 (e)	1,294,000	1,276,208
Tranche B 1LN, term loan 4.5183% 6/12/21 (e)	1,056,295	1,056,295
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (e)	1,248,000	1,223,040
Tranche B 1LN, term loan 4.5% 12/2/19 (e)	2,463,763	2,451,444
Eco Services Operations LLC Tranche B, term loan 4.75% 12/1/21 (e)	3,673,793	3,682,977
Hilex Poly Co. LLC:
Tranche 2LN, term loan 9.75% 6/5/22 (e)	1,871,000	1,871,000
Tranche B 1LN, term loan 6% 12/5/21 (e)	6,841,000	6,917,961
Kronos Worldwide, Inc. Tranche B, term loan 4.75% 2/18/20 (e)	3,105,433	3,132,606
MacDermid, Inc. Tranche B 2LN, term loan 4.75% 6/7/20 (e)	5,287,748	5,320,796
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (e)	6,817,913	6,817,913
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (e)	2,514,054	2,501,484
		36,251,724
Consumer Products - 1.3%
Calceus Acquisition, Inc. Tranche B 1LN, term loan 5% 2/1/20 (e)	2,457,762	2,359,452
Hercules Achievement, Inc. Tranche B, term loan 6% 12/11/21 (e)	6,220,410	6,298,165
Revlon Consumer Products Corp. term loan 4% 8/19/19 (e)	6,071,994	6,087,174
Sun Products Corp. Tranche B, term loan 5.5% 3/23/20 (e)	4,025,663	3,844,508
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (e)	3,520,502	3,507,300
		22,096,599
Containers - 3.3%
Anchor Glass Container Corp. Tranche B, term loan 4.25% 6/30/21 (e)	894,955	895,143
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	7,897,718	7,917,463
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Containers - continued
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (e)	$ 1,871,000	$ 1,875,678
Tranche B 1LN, term loan 4.5% 10/1/21 (e)	9,318,586	9,365,179
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (e)	5,884,667	5,869,955
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (e)	5,270,150	5,309,676
Charter NEX U.S. Holdings, Inc.:
Tranche 2LN, term loan 9.25% 2/5/23 (e)	1,248,000	1,251,120
Tranche B 1LN, term loan 5.25% 2/5/22 (e)	3,118,000	3,149,180
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (e)	5,181,790	5,155,881
Reynolds Consumer Products Holdings, Inc. Tranche B, term loan 4.5% 12/1/18 (e)	15,135,995	15,211,675
Tricorbraun, Inc. Tranche B, term loan 4.0099% 5/3/18 (e)	1,223,000	1,218,414
		57,219,364
Diversified Financial Services - 2.2%
AlixPartners LLP Tranche 2LN, term loan 9% 7/10/21 (e)	2,183,000	2,193,915
Aruba Investments, Inc. Tranche B, term loan 5.25% 2/2/22 (e)	3,118,000	3,153,078
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	2,682,000	2,688,705
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (e)	1,541,000	1,458,171
Fly Funding II Sarl Tranche B, term loan 4.5% 8/9/19 (e)	3,991,031	3,991,031
Flying Fortress, Inc. term loan 3.5% 6/30/17 (e)	1,039,667	1,039,667
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (e)	1,568,963	1,545,429
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	2,495,000	2,470,050
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	2,881,000	2,873,798
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (e)	8,057,862	7,846,343
Sheridan Investment Partners I, LLC Tranche B, term loan 4.25% 10/1/18 (e)	1,207,519	1,119,974
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	7,424,164	7,433,444
		37,813,605
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Diversified Media - 0.3%
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (e)	$ 3,079,205	$ 3,075,356
WMG Acquisition Corp. term loan 3.75% 7/1/20 (e)	2,460,692	2,389,947
		5,465,303
Energy - 6.5%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (e)	2,440,481	2,416,076
Atlantic Power Ltd. Partnership Tranche B LN, term loan 4.75% 2/24/21 (e)	2,396,747	2,405,735
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	3,118,000	2,868,560
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (e)	4,976,528	4,951,645
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (e)	888,193	880,422
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	4,047,653	3,814,913
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (e)	6,837,975	5,726,804
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (e)	6,189,156	6,212,366
Tranche C, term loan 5.25% 3/14/21 (e)	436,417	438,053
Energy Transfer Equity LP Tranche C, term loan 4% 12/2/19 (e)	3,435,000	3,423,836
EP Energy LLC term loan 4.5% 4/30/19 (e)	468,000	466,830
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (e)	8,129,190	7,844,669
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (e)	813,573	817,641
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (e)	12,001,814	10,216,544
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (e)	14,305,084	10,442,711
Tranche B 1LN, term loan 3.875% 9/30/18 (e)	3,038,668	2,825,962
Floatel International Ltd. Tranche B, term loan 6% 6/27/20 (e)	3,868,319	2,785,190
MRC Global, Inc. Tranche B, term loan 5% 11/9/19 (e)	1,301,311	1,255,766
Offshore Group Investment Ltd. Tranche B, term loan 5% 10/25/17 (e)	2,579,218	1,612,012
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (e)	866,817	861,399
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (e)	3,510,123	2,913,402
Panda Sherman Power, LLC term loan 9% 9/14/18 (e)	6,256,229	6,209,307
Panda Temple Power, LLC term loan 7.25% 4/3/19 (e)	1,690,000	1,637,188
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Energy - continued
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	$ 1,852,753	$ 1,470,623
Sheridan Investment Partners I term loan 4.25% 12/16/20 (e)	4,977,607	4,355,406
Sheridan Investment Partners I, LLC Tranche B 2LN, term loan 4.25% 10/1/19 (e)	5,762,589	5,344,801
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (e)	692,610	606,033
Tranche M, term loan 4.25% 12/16/20 (e)	258,684	226,349
Targa Resources Corp. term loan 5.75% 2/27/22 (e)	3,685,153	3,699,157
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (e)	4,833,000	4,851,124
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (e)	3,843,368	3,891,410
Vantage Drilling Co. Tranche B, term loan 5.75% 3/28/19 (e)	7,765,545	4,387,533
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (e)	1,391,876	1,381,437
		113,240,904
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (e)	1,428,000	1,424,430
Regal Cinemas Corp. Tranche B, term loan 3.75% 3/27/22 (e)	1,780,000	1,777,775
William Morris Endeavor Entertainment, LLC. Tranche B 1LN, term loan 5.25% 5/6/21 (e)	1,237,882	1,225,503
		4,427,708
Environmental - 1.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (e)	6,084,312	6,034,877
Metal Services LLC Tranche B, term loan 6% 6/30/17 (e)	1,848,321	1,843,700
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (e)	4,003,054	3,682,809
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (e)	930,000	934,650
Tranche B 1LN, term loan 4% 12/18/20 (e)	7,343,652	7,306,934
WTG Holdings III Corp. Tranche B 1LN, term loan 4.75% 1/15/21 (e)	924,659	924,659
		20,727,629
Food & Drug Retail - 4.2%
Albertson's LLC:
Tranche B 2LN, term loan 5.375% 3/21/19 (e)	6,236,000	6,282,770
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Food & Drug Retail - continued
Albertson's LLC: - continued
Tranche B 3LN, term loan 5% 8/25/19 (e)	$ 2,855,000	$ 2,879,981
Tranche B 4LN, term loan 5.5% 8/25/21 (e)	26,637,000	26,836,762
Ferrara Candy Co., Inc. Tranche B, term loan 7.5% 6/18/18 (e)	3,521,415	3,495,005
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (e)	1,871,000	1,828,903
Tranche B 1LN, term loan 5.75% 10/21/21 (e)	4,355,085	4,376,860
Performance Food Group, Inc. Tranche 2LN, term loan 6.25% 11/14/19 (e)	11,121,511	11,121,511
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (e)	6,543,964	6,558,295
Smart & Final, Inc. Tranche B, term loan 4.75% 11/15/19 (e)	3,941,971	3,961,681
Sprouts Farmers Market LLC Tranche B, term loan 4% 4/23/20 (e)	4,181,860	4,192,314
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	1,867,822	1,874,826
		73,408,908
Food/Beverage/Tobacco - 2.9%
AdvancePierre Foods, Inc. Tranche 2LN, term loan 9.5% 10/10/17 (e)	2,454,000	2,466,270
Blue Ribbon LLC:
Tranche 2LN, term loan 9.25% 11/13/22 (e)	2,208,000	2,224,560
Tranche B 1LN, term loan 5.75% 11/13/21 (e)	10,642,843	10,696,057
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (e)	2,457,762	2,451,618
Flavors Holdings, Inc. Tranche B 1LN, term loan 6.75% 4/3/20 (e)	1,874,345	1,813,429
H.J. Heinz Co. Tranche B 2LN, term loan 3.25% 6/7/20 (e)	16,432,603	16,453,144
Post Holdings, Inc.:
Tranche B, term loan 6/6/21 (g)	2,405,000	2,405,000
Tranche B, term loan 3.75% 6/2/21 (e)	971,702	974,132
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (e)	4,827,000	4,778,730
Tranche B 1LN, term loan 4.5% 6/30/21 (e)	5,650,041	5,650,041
		49,912,981
Gaming - 6.1%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	9,138,138	9,181,910
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Gaming - continued
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (e)	$ 11,674,248	$ 11,032,164
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	24,033,086	21,389,447
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (e)	4,196,398	4,206,889
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (e)	3,542,814	3,560,528
Fantasy Springs Resort Casino term loan 12% 8/6/12 (c)(e)	3,105,371	2,453,243
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (e)	8,717,327	8,760,913
5.5% 11/21/19 (e)	3,736,420	3,755,103
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (e)	3,196,140	3,188,150
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 11/19/19 (e)	7,196,830	7,132,347
Scientific Games Corp.:
Tranch B 2LN, term loan 6% 10/1/21 (e)	19,282,673	19,355,947
Tranche B, term loan 6% 10/18/20 (e)	851,934	855,171
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (e)	8,206,025	8,237,208
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (e)	2,512,498	2,490,514
		105,599,534
Healthcare - 7.6%
Acadia Healthcare Co., Inc. Tranche B, term loan 4.25% 2/11/22 (e)	1,209,968	1,220,615
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (e)	7,434,741	7,453,328
Auris Luxembourg III S.a.r.l. Tranche B, term loan 5.5% 12/18/21 (e)	4,472,000	4,522,310
Community Health Systems, Inc.:
Tranche D, term loan 4.25% 1/27/21 (e)	12,344,415	12,406,137
Tranche F, term loan 3.428% 12/31/18 (e)	2,000,000	1,999,380
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (e)	3,118,000	3,094,615
Tranche B 1LN, term loan 4.5% 4/23/21 (e)	8,794,329	8,772,343
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (e)	14,195,286	14,319,495
Emergency Medical Services Corp. Tranche B, term loan 4% 5/25/18 (e)	3,136,179	3,151,860
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (e)	3,565,949	3,628,353
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Healthcare - continued
Grifols, S.A. Tranche B, term loan 3.178% 2/27/21 (e)	$ 2,469,763	$ 2,466,676
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0254% 5/1/18 (e)	4,354,947	4,354,947
Tranche B 5LN, term loan 2.928% 3/31/17 (e)	7,196,968	7,206,324
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (e)	9,217,257	8,618,135
INC Research LLC Tranche B, term loan 4.5% 11/13/21 (e)	2,933,648	2,940,982
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (e)	4,254,284	4,268,961
Millennium Labs, LLC Tranche B, term loan 5.25% 4/16/21 (e)	1,498,126	1,509,362
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (e)	6,595,963	6,579,473
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (e)	11,794,191	11,731,564
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (e)	1,235,000	1,230,369
Tranche B 1LN, term loan 4.25% 1/28/21 (e)	6,784,631	6,733,746
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (e)	3,374,632	3,383,069
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (e)	380,048	380,048
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (e)	897,000	905,970
Tranche B 2LN, term loan 4.25% 7/3/19 (e)	2,723,564	2,730,373
Valeant Pharmaceuticals International:
Tranche BD 2LN, term loan 3.5% 2/13/19 (e)	3,118,000	3,114,103
Tranche E, term loan 3.5% 8/5/20 (e)	3,118,000	3,118,000
		131,840,538
Homebuilders/Real Estate - 1.3%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (e)	3,118,000	3,141,385
Tranche B 1LN, term loan 5.5% 11/4/21 (e)	6,220,410	6,251,512
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (e)	30,271	29,968
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (e)	13,586,702	13,586,702
		23,009,567
Hotels - 2.5%
Belmond Interfin Ltd. Tranche B, term loan 4% 3/21/21 (e)	3,770,439	3,756,300
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (e)	5,969,168	5,999,013
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Hotels - continued
Four Seasons Holdings, Inc.: - continued
Tranche B 1LN, term loan 3.5% 6/27/20 (e)	$ 8,525,672	$ 8,515,015
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (e)	10,715,367	10,728,761
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (e)	9,284,599	9,307,810
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (e)	3,984,656	3,989,636
Ryman Hospitality Properties, Inc. Tranche B, term loan 3.75% 1/15/21 (e)	613,505	618,106
		42,914,641
Insurance - 0.1%
CNO Financial Group, Inc. Tranche B 2LN, term loan 3.75% 9/28/18 (e)	1,441,710	1,429,096
Leisure - 1.9%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	5,550,774	5,523,021
ClubCorp Club Operations, Inc. Tranche B, term loan 4.5% 7/24/20 (e)	6,236,000	6,274,975
Equinox Holdings, Inc.:
Tranche 2LN, term loan 9.75% 8/1/20 (e)	1,497,000	1,511,970
Tranche B 1LN, term loan 5% 2/1/20 (e)	7,670,941	7,690,118
NCL Corp. Ltd. Tranche B, term loan 4% 11/19/21 (e)	927,675	936,952
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (e)	5,489,587	5,489,587
SMG Tranche B 1LN, term loan 4.5% 2/27/20 (e)	2,694,578	2,674,368
Town Sports International LLC Tranche B, term loan 4.5% 11/15/20 (e)	3,540,434	2,965,113
		33,066,104
Metals/Mining - 3.6%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (e)	513,928	354,610
American Rock Salt Co. LLC:
Tranche 2LN, term loan 8% 5/20/22 (e)	303,000	300,728
Tranche B 1LN, term loan 4.75% 5/20/21 (e)	1,857,322	1,843,392
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (e)	4,344,046	3,801,040
Tranche B 2LN, term loan 8.75% 12/19/20 (e)	2,149,000	1,987,825
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (e)	2,682,785	2,685,011
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	26,320,410	23,885,772
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Metals/Mining - continued
Murray Energy Corp. Tranche B 1LN, term loan 5.25% 12/5/19 (e)	$ 11,601,562	$ 11,442,041
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (e)	1,248,000	1,035,840
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	11,452,836	10,307,552
Walter Energy, Inc. Tranche B, term loan 7.25% 4/1/18 (e)	7,798,000	4,717,790
		62,361,601
Publishing/Printing - 1.9%
Cengage Learning Acquisitions, Inc. Tranche 1LN, term loan 7% 3/31/20 (e)	6,978,503	6,995,949
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (e)	10,750,014	9,083,762
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (e)	997,726	993,984
McGraw-Hill Global Education Holdings, LLC Tranche B, term loan 5.75% 3/22/19 (e)	3,243,419	3,259,636
Proquest LLC Tranche B, term loan 5.245% 10/24/21 (e)	4,976,528	4,995,189
Springer Science+Business Media Deutschland GmbH:
Tranche B 3LN, term loan 4.75% 8/14/20 (e)	2,482,721	2,482,721
Tranche B 9LN, term loan 8/14/20 (g)	4,500,000	4,505,625
		32,316,866
Restaurants - 1.1%
Burger King Worldwide, Inc. Tranche B, term loan 4.5% 10/27/21 (e)	6,180,938	6,250,474
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (e)	6,146,388	6,154,071
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (e)	6,473,173	6,529,814
		18,934,359
Services - 4.7%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (e)	2,482,680	2,479,577
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.5038% 1/30/20 (e)	2,488,763	2,485,652
Bright Horizons Family Solutions, Inc. Tranche B, term loan 4% 1/30/20 (e)	1,808,076	1,792,255
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	10,579,793	6,347,876
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (e)	9,118,268	9,084,075
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Services - continued
Creative Artists Agency LLC Tranche B, term loan 5.5% 12/17/21 (e)	$ 6,531,630	$ 6,580,617
Hertz Corp. Tranche B 2LN, term loan 3.5% 3/11/18 (e)	1,866,239	1,859,241
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (e)	4,964,526	4,958,569
Tranche 2LN, term loan 7.5% 7/25/22 (e)	3,115,000	3,115,000
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	23,083,148	21,698,159
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	5,990,215	5,930,313
Nord Anglia Education Tranche B, term loan 4.5% 3/31/21 (e)	6,961,503	6,952,801
Redtop Acquisitions Ltd. Tranche 2LN, term loan 8.25% 6/3/21 (e)	1,022,450	1,025,006
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (e)	470,000	468,825
Tranche B 1LN, term loan 5.5% 3/18/21 (e)	1,445,000	1,445,000
The ServiceMaster Co. Tranche B, term loan:
4.25% 7/1/21 (e)	4,213,912	4,213,912
4.25% 7/1/21 (e)	1,000,000	1,000,000
		81,436,878
Steel - 0.4%
Essar Steel Algoma, Inc. Tranche B, term loan 7.5031% 8/16/19 (e)	5,975,910	5,706,994
JMC Steel Group, Inc. term loan 4.75% 4/1/17 (e)	994,240	990,512
		6,697,506
Super Retail - 5.7%
Academy Ltd. Tranche B, term loan 4.5% 8/3/18 (e)	6,175,833	6,191,272
Bass Pro Group LLC Tranche B, term loan 3.75% 11/20/19 (e)	5,541,954	5,528,099
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (e)	1,082,000	1,079,295
Tranche B 1LN, term loan 4.5% 9/26/19 (e)	9,905,796	9,930,561
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (e)	3,118,000	3,024,460
Dollar Tree, Inc. Tranche B, term loan 4.25% 3/9/22 (e)	12,472,000	12,487,590
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (e)	3,111,626	3,099,958
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (e)	6,699,912	6,222,878
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	5,319,756	5,253,259
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Super Retail - continued
JC Penney Corp., Inc. Tranche B, term loan: - continued
6% 5/22/18 (e)	$ 16,186,159	$ 16,165,926
PETCO Animal Supplies, Inc. term loan 4% 11/24/17 (e)	2,235,138	2,232,232
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (e)	12,472,000	12,581,130
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (e)	10,212,626	10,072,713
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (e)	5,197,239	4,443,639
		98,313,012
Technology - 8.5%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (e)	2,833,500	2,847,668
Applied Systems, Inc.:
Tranche B 1LN, term loan 4.2862% 1/23/21 (e)	757,782	757,782
Tranche B 2LN, term loan 7.5% 1/23/22 (e)	194,000	194,000
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (e)	2,940,904	2,951,932
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (e)	1,115,948	1,076,889
5% 9/10/20 (e)	16,093,854	15,751,860
Carros U.S., LLC Tranche B, term loan 4.5% 9/30/21 (e)	1,098,814	1,108,429
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (e)	2,463,825	2,433,027
CompuCom Systems, Inc. Tranche B, term loan 4.25% 5/9/20 (e)	2,321,863	2,170,941
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (e)	3,102,402	3,075,256
Datapipe, Inc. Tranche B 1LN, term loan 5.25% 3/15/19 (e)	2,469,792	2,401,872
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	17,104,440	17,232,724
Fibertech Networks, LLC Tranche B 1LN, term loan 4% 12/18/19 (e)	6,011,500	6,003,985
First Data Corp.:
term loan 3.674% 3/24/17 (e)	11,783,917	11,783,917
Tranche B, term loan 4.174% 3/24/21 (e)	3,118,000	3,125,795
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (e)	5,377,755	5,384,477
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (e)	855,000	825,075
Tranche B 1LN, term loan 5% 6/17/21 (e)	1,934,502	1,934,502
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Technology - continued
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (e)	$ 3,609,348	$ 3,582,278
Genesys Telecommunications Laboratories, Inc. Tranche B, term loan 4.5% 11/13/20 (e)	1,038,521	1,043,713
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	10,403,700	10,313,188
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (e)	13,365,576	13,699,715
Tranche B 1LN, term loan 4.5% 10/30/19 (e)	6,096,364	6,103,985
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	3,102,499	3,086,987
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (e)	4,267,548	4,272,882
Presidio, Inc. Tranche B, term loan 6.25% 2/2/22 (e)	2,495,000	2,482,525
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (e)	6,189,308	6,058,094
Tranche 2LN, term loan 8% 4/9/22 (e)	2,807,000	2,722,790
Shaw Data Centre LP Tranche B, term loan 4.5% 3/26/22 (e)	3,130,000	3,133,913
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (e)	3,118,000	2,923,125
TELX, Inc. Tranche B 1LN, term loan 4.5% 4/9/20 (e)	1,244,864	1,232,416
Transfirst, Inc.:
Tranche 2LN, term loan 9% 11/12/22 (e)	1,279,000	1,283,796
Tranche B 1LN, term loan 5.5% 11/12/21 (e)	1,154,108	1,162,763
Vantiv LLC Tranche B, term loan 3.75% 6/13/21 (e)	1,454,851	1,465,763
WP Mustang Holdings, LLC.:
Tranche 2LN, term loan 8.5% 5/29/22 (e)	1,248,000	1,210,560
Tranche B 1LN, term loan 5.5% 5/29/21 (e)	1,464,486	1,469,978
		148,308,602
Telecommunications - 5.8%
Altice Financing SA:
Tranche B 2LN, term loan 5.25% 1/30/22 (e)	4,366,000	4,420,575
Tranche B, term loan 5.5% 6/24/19 (e)	21,580,305	21,688,207
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (e)	2,495,501	2,487,590
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 3.8125% 3/31/17 (e)	2,290,649	2,153,210
Tranche D-2, term loan 3.7754% 3/31/19 (e)	8,305,151	7,806,842
DigitalGlobe, Inc. Tranche B, term loan 3.75% 1/31/20 (e)	846,603	846,603
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Telecommunications - continued
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (e)	$ 11,305,957	$ 11,503,811
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/22/20 (e)	4,001,000	3,960,990
Tranche B, term loan 5.25% 2/22/19 (e)	3,371,597	3,380,026
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (e)	6,875,000	6,849,563
Level 3 Financing, Inc.:
Tranche B 3LN, term loan 4% 8/1/19 (e)	4,543,000	4,554,358
Tranche B 4LN, term loan 4% 1/15/20 (e)	4,989,000	5,001,473
Tranche B 5LN, term loan 4.5% 1/31/22 (e)	6,236,000	6,267,180
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (e)	270,263	269,587
Tranche B 1LN, term loan 4% 4/11/20 (e)	4,201,523	4,185,767
Riverbed Technology, Inc. Tranche B, term loan 2/25/22 (g)	2,000,000	2,017,500
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (e)	4,514,000	4,446,290
Tranche B 1LN, term loan 4.75% 4/30/20 (e)	6,711,847	6,594,389
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (e)	1,572,761	1,568,829
		100,002,790
Textiles/Apparel - 0.4%
Party City Holdings, Inc. Tranche B LN, term loan 4.0032% 7/27/19 (e)	7,313,184	7,317,755
Transportation Ex Air/Rail - 1.1%
American Commercial Lines, Inc. Tranche B, term loan 7.5% 9/22/19 (e)	3,665,896	3,656,732
Coyote Logistics LLC Tranche B 1LN, term loan 6.25% 3/24/22 (e)	5,000,000	5,006,250
Harvey Gulf International Tranche B, term loan 5.5% 6/18/20 (e)	1,825,019	1,250,138
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (e)	3,375,461	3,392,339
Swift Transportation Co. LLC Tranche B, term loan 3.75% 6/9/21 (e)	2,904,105	2,907,009
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (e)	3,695,644	3,660,997
		19,873,465
Utilities - 6.2%
Alfred Fueling Systems, Inc.:
Tranche 2LN, term loan 8.5% 6/20/22 (e)	624,000	605,280
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
Alfred Fueling Systems, Inc.: - continued
Tranche B 1LN, term loan 4.75% 6/20/21 (e)	$ 3,095,204	$ 3,087,466
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
2.377% 8/13/18 (e)(h)	269,926	269,926
6.375% 8/13/19 (e)	4,054,641	4,054,641
Bayonne Energy Center, LLC Tranche B, term loan 5% 8/19/21 (e)	3,023,356	3,038,473
Calpine Corp.:
Tranche B 2LN, term loan 4% 4/1/18 (e)	2,495,000	2,495,000
Tranche B 3LN, term loan 4% 10/9/19 (e)	4,181,389	4,186,616
Tranche B 4LN, term loan 4% 10/31/20 (e)	6,190,695	6,213,910
Dynegy, Inc. Tranche B 2LN, term loan 4% 4/23/20 (e)	1,154,037	1,151,152
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (e)	4,397,000	4,427,229
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (e)	1,798,419	1,796,171
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (e)	11,697,123	11,784,851
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	12,406,264	12,453,408
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (e)	2,978,000	3,004,058
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (e)	9,073,702	8,756,122
InterGen NV Tranche B, term loan 5.5% 6/13/20 (e)	3,682,331	3,553,449
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (e)	4,996,691	5,009,183
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	9,769,000	9,830,056
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (e)	2,853,861	2,789,650
Southcross Holdings Borrower LP Tranche B, term loan 6% 8/4/21 (e)	4,390,073	4,148,619
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (e)	920,693	925,296
Star West Generation LLC Tranche B, term loan 4.25% 3/13/20 (e)	3,324,235	3,328,390
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (e)	4,635,171	4,345,473
TXU Energy LLC Tranche B, term loan:
4.6618% 10/10/17 (c)(e)	2,656,000	1,590,280
4.6618% 10/10/14 (c)(e)	750,894	449,598
Bank Loan Obligations (f) - continued
	Principal Amount	Value
Utilities - continued
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (e)	$ 980,505	$ 975,603
Veresen Midstream LP Tranche B, term loan 6% 2/27/22 (e)	4,240,000	4,250,600
		108,520,500
TOTAL BANK LOAN OBLIGATIONS (Cost $1,601,756,224)		1,575,526,816
Nonconvertible Bonds - 1.1%

Broadcasting - 0.0%
Clear Channel Communications, Inc. 9% 12/15/19	1,127,000	1,115,730
Cable/Satellite TV - 0.1%
Numericable Group SA 4.875% 5/15/19 (d)	1,453,000	1,445,735
Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2706% 12/15/19 (d)(e)	3,570,000	3,480,750
Diversified Financial Services - 0.1%
MU Finance PLC 8.375% 2/1/17 (d)	1,336,311	1,368,048
Energy - 0.4%
American Energy-Permian Basin LLC/ AEPB Finance Corp. 6.7521% 8/1/19 (d)(e)	7,842,000	5,959,920
Offshore Group Investment Ltd. 7.125% 4/1/23	1,029,000	583,958
		6,543,878
Homebuilders/Real Estate - 0.1%
Realogy Corp. 7.625% 1/15/20 (d)	1,626,000	1,749,983
Publishing/Printing - 0.1%
Cenveo Corp. 6% 8/1/19 (d)	540,000	506,250
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	824,000	910,520
		1,416,770
Telecommunications - 0.1%
Altice Financing SA 7.875% 12/15/19 (d)	453,000	480,180
Columbus International, Inc. 7.375% 3/30/21 (d)	764,000	803,155
		1,283,335
TOTAL NONCONVERTIBLE BONDS (Cost $20,151,088)		18,404,229
Common Stocks - 0.4%
	Shares	Value
Chemicals - 0.3%
LyondellBasell Industries NV Class A	52,192	$ 4,582,458
Publishing/Printing - 0.1%
Tribune Media Co. Class A	35,222	2,141,850
Telecommunications - 0.0%
FairPoint Communications, Inc. (a)	32,378	569,853
TOTAL COMMON STOCKS (Cost $2,859,235)		7,294,161
Other - 0.0%

Other - 0.0%
Tribune Co. Claim (a) (Cost $45,406)	45,406	45,406
Money Market Funds - 8.9%

Fidelity Cash Central Fund, 0.14% (b) (Cost $155,037,027)	155,037,027	155,037,027
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,779,848,980)		1,756,307,639
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(20,203,828)
NET ASSETS - 100%		$ 1,736,103,811
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,794,021 or 0.9% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) The coupon rate will be determined upon settlement of the loan after period end.

(h) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $200,775 and $200,775, respectively.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 161,313
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,141,850	$ 2,141,850	$ -	$ -
Materials	4,582,458	4,582,458	-	-
Telecommunication Services	569,853	569,853	-	-
Bank Loan Obligations	1,575,526,816	-	1,554,920,095	20,606,721
Corporate Bonds	18,404,229	-	18,404,229	-
Other	45,406	-	-	45,406
Money Market Funds	155,037,027	155,037,027	-	-
Total Investments in Securities:	$ 1,756,307,639	$ 162,331,188	$ 1,573,324,324	$ 20,652,127
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Bank Loan Obligations
Beginning Balance	$ 31,885,847
Net Realized Gain (Loss) on Investment Securities	(961,106)
Net Unrealized Gain (Loss) on Investment Securities	114,183
Cost of Purchases	17,742,767
Proceeds of Sales	(22,487,284)
Amortization/Accretion	182,773
Transfers into Level 3	2,041,991
Transfers out of Level 3	(7,912,450)
Ending Balance	$ 20,606,721
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ 307,116
Other Investments in Securities
Beginning Balance	$ 45,435
Net Realized Gain (Loss) on Investment Securities	(26)
Net Unrealized Gain (Loss) on Investment Securities	-
Cost of Purchases	-
Proceeds of Sales	(3)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 45,406
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2015	$ -

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, includes securities delivered through in-kind transactions. See Note 5 of the Notes to Financial Statements. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.3%
Luxembourg	3.4%
Australia	2.1%
Canada	1.9%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,624,811,953)	$ 1,601,270,612
Fidelity Central Funds (cost $155,037,027)	155,037,027
Total Investments (cost $1,779,848,980)		$ 1,756,307,639
Receivable for investments sold		12,632,573
Receivable for fund shares sold		662,911
Dividends receivable		237,044
Interest receivable		17,383,384
Distributions receivable from Fidelity Central Funds		16,951
Other receivables		85,580
Total assets		1,787,326,082

Liabilities
Payable to custodian bank	$ 229,773
Payable for investments purchased	45,308,500
Payable for fund shares redeemed	184,346
Distributions payable	5,495,268
Other payables and accrued expenses	4,384
Total liabilities		51,222,271

Net Assets		$ 1,736,103,811
Net Assets consist of:
Paid in capital		$ 1,759,645,152
Net unrealized appreciation (depreciation) on investments		(23,541,341)
Net Assets, for 16,440,304 shares outstanding		$ 1,736,103,811
Net Asset Value, offering price and redemption price per share ($1,736,103,811 ÷ 16,440,304 shares)		$ 105.60

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended March 31, 2015

Investment Income
Dividends		$ 334,483
Interest		53,162,000
Income from Fidelity Central Funds		161,313
Total income		53,657,796

Expenses
Custodian fees and expenses	$ 8,147
Independent directors' compensation	4,078
Miscellaneous	7
Total expenses before reductions	12,232
Expense reductions	(10,352)	1,880
Net investment income (loss)		53,655,916
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,140,785)
Redemptions in-kind with affiliated entities	(2,881,595)
Total net realized gain (loss)		(4,022,380)
Change in net unrealized appreciation (depreciation) on investment securities		(26,304,933)
Net gain (loss)		(30,327,313)
Net increase (decrease) in net assets resulting from operations		$ 23,328,603

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2015	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 53,655,916	$ 71,986,868
Net realized gain (loss)	(4,022,380)	22,999,283
Change in net unrealized appreciation (depreciation)	(26,304,933)	(18,047,949)
Net increase (decrease) in net assets resulting from operations	23,328,603	76,938,202
Distributions to partners from net investment income	(50,364,536)	(67,235,709)
Affiliated share transactions Proceeds from sales of shares	1,114,401,865	511,374,722
Reinvestment of distributions	22,488,667	45,245,720
Cost of shares redeemed	(1,027,035,322)	(255,661,943)
Net increase (decrease) in net assets resulting from share transactions	109,855,210	300,958,499
Total increase (decrease) in net assets	82,819,277	310,660,992

Net Assets
Beginning of period	1,653,284,534	1,342,623,542
End of period	$ 1,736,103,811	$ 1,653,284,534
Other Affiliated Information Shares
Sold	10,543,619	4,747,668
Issued in reinvestment of distributions	213,208	419,108
Redeemed	(9,743,031)	(2,359,702)
Net increase (decrease)	1,013,796	2,807,074

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31,	Years ended September 30,
	2015	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 107.17	$ 106.39	$ 104.53	$ 95.32	$ 96.75	$ 90.83
Income from Investment Operations
Net investment income (loss) D	2.710	5.658	6.526	6.830	6.265	5.664
Net realized and unrealized gain (loss)	(1.754)	.412	.838	7.686	(3.149)	4.046
Total from investment operations	.956	6.070	7.364	14.516	3.116	9.710
Distributions to partners from net investment income	(2.526)	(5.290)	(5.504)	(5.306)	(4.546)	(3.790)
Net asset value, end of period	$ 105.60	$ 107.17	$ 106.39	$ 104.53	$ 95.32	$ 96.75
Total ReturnB, C	.92%	5.78%	7.19%	15.56%	3.09%	10.88%
Ratios to Average Net Assets E, H
Expenses before reductions G	-%A	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any G	-%A	-%	-%	-%	-%	-%
Expenses net of all reductions G	-%A	-%	-%	-%	-%	-%
Net investment income (loss)	5.12%A	5.25%	6.15%	6.79%	6.26%	6.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,736,104	$ 1,653,285	$ 1,342,624	$ 1,586,125	$ 2,786,638	$ 2,820,838
Portfolio turnover rate F	19%A, I	66%	90%	47%I	57%	40%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. IPortfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015

1. Organization.

Fidelity® Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the heirarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

Semiannual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,866,495
Gross unrealized depreciation	(38,456,357)
Net unrealized appreciation (depreciation) on securities	$ (20,589,862)

Tax Cost	$ 1,776,897,501

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund also invests in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of bank loan obligations), other than short-term securities and in-kind transactions, aggregated $1,244,540,660 and $172,473,705, respectively.

Semiannual Report

Notes to Financial Statements - continued

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Redemptions In-Kind. During the period, Fidelity Total Bond Fund, the Investing Fund, redeemed 9,611,459 shares of the Fund for investments, including accrued interest, with a value of $1,013,143,899. The net realized loss of $2,881,595 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $4,078.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,274.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on the collateral securing the debt prior to the 2009 payments. The Bankruptcy Court will now determine next steps. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $31,910,256 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of March 31, 2015, and the related statement of operations for the six months then ended, the statements of changes in net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodians, agent banks and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of March 31, 2015, the results of its operations for the six months then ended, the changes in its net assets for the six months ended March 31, 2015 and for the year ended September 30, 2014, and the financial highlights for the six months ended March 31, 2015 and for each of the five years in the period ended September 30, 2014, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

May 22, 2015

Semiannual Report

Fidelity® High Income
Central Fund 1

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HP1-SANN-0515
1.807410.110

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0018%	$ 1,000.00	$ 1,020.00	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.92	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of March 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Sprint Capital Corp.	2.4	0.5
Dynegy Finance I Inc./Dynegy Finance II Inc.	2.3	0.0
Digicel Group Ltd.	2.0	1.5
T-Mobile U.S.A., Inc.	1.8	1.2
JC Penney Corp., Inc.	1.7	0.7
	10.2
Top Five Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.7	8.6
Energy	10.0	10.6
Diversified Financial Services	7.3	5.8
Utilities	7.0	4.3
Services	5.6	6.9
Quality Diversification (% of fund's net assets)
As of March 31, 2015	As of September 30, 2014
BBB 1.4%	BBB 0.9%
BB 37.7%	BB 32.6%
B 45.5%	B 46.5%
CCC,CC,C 12.2%	CCC,CC,C 16.5%
Not Rated 0.4%	Not Rated 0.5%
Equities 0.2%	Equities 0.5%
Short-Term Investments and Net Other Assets 2.6%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of March 31, 2015 *		As of September 30, 2014 **
	Nonconvertible Bonds 84.1%		Nonconvertible Bonds 85.5%
	Convertible Bonds, Preferred Stocks 0.2%		Convertible Bonds, Preferred Stocks 0.5%
	Common Stocks 0.0%†		Common Stocks 0.0%†
	Bank Loan Obligations 8.5%		Bank Loan Obligations 10.4%
	Other Investments 4.6%		Other Investments 1.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	29.4%	** Foreign investments	27.1%

† Amount represents less than 0.1%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.1%
	Principal Amount	Value
Aerospace - 0.6%
Bombardier, Inc. 5.5% 9/15/18 (b)	$ 2,540,000	$ 2,536,825
Triumph Group, Inc. 4.875% 4/1/21	2,745,000	2,683,238
		5,220,063
Air Transportation - 3.5%
Air Canada 6.625% 5/15/18 (b)	1,390,000	1,455,261
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	2,050,000	2,053,107
Allegiant Travel Co. 5.5% 7/15/19	3,005,000	3,095,150
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	1,695,000	1,660,041
5.5% 10/1/19 (b)	1,590,000	1,631,738
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	182,729	190,724
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	1,319,191	1,490,686
6.125% 4/29/18	190,000	200,450
9.25% 5/10/17	238,638	261,906
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,010,000	1,040,906
6.75% 5/23/17	1,010,000	1,040,603
8.021% 8/10/22	753,712	874,306
U.S. Airways Group, Inc. 6.125% 6/1/18	4,710,000	4,957,275
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	940,000	958,800
Series 2013-1 Class B, 5.375% 5/15/23	187,939	195,927
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	496,619	537,590
9.75% 1/15/17	527,114	585,097
12% 1/15/16 (b)	94,322	101,632
United Continental Holdings, Inc.:
6% 12/1/20	1,280,000	1,344,000
6% 7/15/26	4,435,000	4,435,000
6% 7/15/28	4,380,000	4,380,000
6.375% 6/1/18	80,000	84,700
		32,574,899
Automotive & Auto Parts - 0.2%
Schaeffler Finance BV 4.25% 5/15/21 (b)	685,000	681,575
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (b)(d)	540,000	583,200
6.875% 8/15/18 pay-in-kind (b)(d)	505,000	527,094
		1,791,869
Nonconvertible Bonds - continued
	Principal Amount	Value
Banks & Thrifts - 0.2%
Ally Financial, Inc. 4.125% 3/30/20	$ 2,040,000	$ 2,027,250
Broadcasting - 1.4%
Clear Channel Communications, Inc.:
5.5% 12/15/16	4,575,000	4,414,875
9% 12/15/19	5,405,000	5,350,950
10% 1/15/18	2,215,000	1,882,750
iHeartCommunications, Inc. 10.625% 3/15/23 (b)	1,715,000	1,715,000
		13,363,575
Building Materials - 1.6%
Building Materials Corp. of America 5.375% 11/15/24 (b)	1,440,000	1,461,600
Building Materials Holding Corp. 9% 9/15/18 (b)	1,310,000	1,388,600
CEMEX Finance LLC 6% 4/1/24 (b)	5,855,000	5,840,363
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	1,710,000	1,726,587
6.5% 12/10/19 (b)	1,490,000	1,583,125
HD Supply, Inc. 5.25% 12/15/21 (b)	1,350,000	1,390,500
USG Corp. 5.5% 3/1/25 (b)	905,000	923,100
		14,313,875
Cable/Satellite TV - 3.1%
Altice SA:
7.625% 2/15/25 (b)	1,095,000	1,097,053
7.75% 5/15/22 (b)	5,490,000	5,582,644
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75% 1/15/24	700,000	727,125
CCOH Safari LLC 5.75% 12/1/24	2,750,000	2,832,500
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	1,870,000	1,893,375
Numericable Group SA:
4.875% 5/15/19 (b)	2,410,000	2,397,950
6% 5/15/22 (b)	2,250,000	2,278,125
6.25% 5/15/24 (b)	6,500,000	6,581,250
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	2,745,000	2,909,700
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(d)	110,000	112,613
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	1,970,000	2,130,063
		28,542,398
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	2,245,000	2,435,825
Nonconvertible Bonds - continued
	Principal Amount	Value
Chemicals - 1.7%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	$ 2,640,000	$ 2,673,000
LSB Industries, Inc. 7.75% 8/1/19	1,530,000	1,595,025
NOVA Chemicals Corp. 5% 5/1/25 (b)	1,465,000	1,530,925
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	1,790,000	1,812,375
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,230,000	1,285,350
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	5,163,000	5,446,965
W.R. Grace & Co. - Conn 5.125% 10/1/21 (b)	1,505,000	1,561,438
		15,905,078
Consumer Products - 0.1%
Prestige Brands, Inc. 5.375% 12/15/21 (b)	650,000	658,125
Containers - 1.3%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(d)	6,316,942	6,421,072
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2706% 12/15/19 (b)(d)	1,850,000	1,803,750
6.75% 1/31/21 (b)	300,000	303,750
7% 11/15/20 (b)	266,471	266,804
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	720,000	721,800
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	2,495,000	2,516,831
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	385,000	397,994
		12,432,001
Diversified Financial Services - 6.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	1,295,000	1,338,706
5% 10/1/21 (b)	3,915,000	4,154,794
Aircastle Ltd.:
5.125% 3/15/21	800,000	836,000
5.5% 2/15/22	3,360,000	3,574,200
6.25% 12/1/19	640,000	703,603
FLY Leasing Ltd.:
6.375% 10/15/21	6,670,000	6,603,300
6.75% 12/15/20	2,505,000	2,558,231
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	1,610,000	1,640,188
5.875% 2/1/22	9,060,000	9,331,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
Icahn Enterprises LP/Icahn Enterprises Finance Corp.: - continued
6% 8/1/20	$ 2,400,000	$ 2,493,120
ILFC E-Capital Trust I 4.09% 12/21/65 (b)(d)	1,810,000	1,705,925
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(d)	2,520,000	2,428,650
International Lease Finance Corp. 6.25% 5/15/19	900,000	983,250
Navient Corp.:
5% 10/26/20	505,000	495,531
5.875% 3/25/21	2,040,000	2,032,350
5.875% 10/25/24	8,225,000	7,690,375
SLM Corp.:
4.875% 6/17/19	1,085,000	1,082,288
5.5% 1/15/19	1,850,000	1,887,000
5.5% 1/25/23	3,715,000	3,538,538
6.125% 3/25/24	920,000	883,200
8% 3/25/20	460,000	510,646
		56,471,695
Diversified Media - 0.3%
MDC Partners, Inc. 6.75% 4/1/20 (b)	1,285,000	1,354,069
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	575,000	585,063
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,070,000	1,104,775
		3,043,907
Energy - 9.7%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,380,000	1,390,350
4.875% 3/15/24	665,000	668,325
Antero Resources Corp.:
5.125% 12/1/22	1,280,000	1,228,800
5.625% 6/1/23 (b)	865,000	856,350
Approach Resources, Inc. 7% 6/15/21	930,000	832,350
California Resources Corp.:
5% 1/15/20 (b)	1,830,000	1,651,575
5.5% 9/15/21 (b)	2,150,000	1,907,480
6% 11/15/24 (b)	2,380,000	2,088,450
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21	290,000	302,777
6.125% 7/15/22	705,000	746,948
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	1,025,000	994,250
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	5,245,000	5,284,338
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	$ 730,000	$ 735,475
6.25% 4/1/23 (b)	785,000	792,850
7.75% 4/1/19	1,320,000	1,371,612
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	430,000	430,000
Denbury Resources, Inc.:
5.5% 5/1/22	3,220,000	2,889,950
6.375% 8/15/21	1,285,000	1,211,113
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	3,020,000	2,914,300
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,065,000	3,126,300
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	2,420,000	2,480,500
9.375% 5/1/20	4,660,000	4,881,350
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	530,000	487,600
6% 10/1/22	3,595,000	3,271,450
Forbes Energy Services Ltd. 9% 6/15/19	4,090,000	2,781,200
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,535,000	3,314,063
Gibson Energy, Inc. 6.75% 7/15/21 (b)	1,075,000	1,096,500
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	1,625,000	1,527,500
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	760,000	748,600
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	3,215,000	2,636,300
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	1,670,000	1,319,300
6.5% 5/15/19	1,290,000	1,084,406
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	1,925,000	1,976,609
Rice Energy, Inc. 6.25% 5/1/22	4,830,000	4,709,250
Rosetta Resources, Inc.:
5.625% 5/1/21	2,165,000	2,035,100
5.875% 6/1/24	3,235,000	3,008,550
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	1,925,000	1,903,344
5.75% 5/15/24	1,010,000	1,015,050
SemGroup Corp. 7.5% 6/15/21	1,980,000	2,074,050
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	660,000	679,800
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	$ 1,520,000	$ 1,592,200
Teine Energy Ltd. 6.875% 9/30/22 (b)	3,555,000	3,235,050
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	1,615,000	1,675,563
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	350,000	360,500
6.125% 10/15/21	1,510,000	1,555,300
6.25% 10/15/22 (b)	2,930,000	3,032,550
Western Refining, Inc. 6.25% 4/1/21	2,105,000	2,094,475
Whiting Petroleum Corp. 5% 3/15/19	2,425,000	2,382,563
		90,382,316
Environmental - 0.7%
ADS Waste Holdings, Inc. 8.25% 10/1/20	1,774,000	1,853,830
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	3,730,000	3,813,925
Tervita Corp. 9.75% 11/1/19 (b)	875,000	481,250
		6,149,005
Food & Drug Retail - 1.7%
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,954,000	4,052,850
7.75% 10/28/20 (b)	3,035,000	3,209,513
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	6,455,000	6,358,175
SUPERVALU, Inc.:
6.75% 6/1/21	1,550,000	1,596,500
7.75% 11/15/22	830,000	883,950
		16,100,988
Food/Beverage/Tobacco - 3.7%
ESAL GmbH 6.25% 2/5/23 (b)	10,170,000	9,890,325
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	2,745,000	2,889,113
H.J. Heinz Co. 4.875% 2/15/25 (b)	3,675,000	3,982,781
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	815,000	825,188
7.25% 6/1/21 (b)	870,000	918,938
7.25% 6/1/21 (b)	930,000	982,313
8.25% 2/1/20 (b)	1,410,000	1,498,125
Post Holdings, Inc.:
6% 12/15/22 (b)	3,580,000	3,454,700
Nonconvertible Bonds - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Post Holdings, Inc.: - continued
6.75% 12/1/21 (b)	$ 3,810,000	$ 3,848,100
Vector Group Ltd. 7.75% 2/15/21	6,025,000	6,409,094
		34,698,677
Gaming - 3.1%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	815,000	625,513
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	3,860,000	3,956,500
MCE Finance Ltd. 5% 2/15/21 (b)	5,665,000	5,296,775
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	1,790,000	1,776,575
11% 10/1/21	895,000	785,363
Scientific Games Corp.:
6.625% 5/15/21 (b)	7,030,000	5,131,900
7% 1/1/22 (b)	2,010,000	2,055,225
10% 12/1/22 (b)	3,760,000	3,515,600
Wynn Macau Ltd. 5.25% 10/15/21 (b)	6,340,000	6,007,150
		29,150,601
Healthcare - 3.8%
Community Health Systems, Inc. 6.875% 2/1/22	3,250,000	3,473,438
Endo Finance LLC/Endo Ltd./Endo Finco, Inc. 6% 2/1/25 (b)	1,150,000	1,184,500
HCA Holdings, Inc. 5% 3/15/24	1,850,000	1,961,000
HealthSouth Corp.:
5.125% 3/15/23	545,000	554,538
5.75% 11/1/24	4,055,000	4,217,200
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,105,000	1,185,803
8.75% 1/15/23 (b)	1,105,000	1,209,975
Polymer Group, Inc. 6.875% 6/1/19 (b)	1,015,000	969,325
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	2,525,000	2,692,281
Tenet Healthcare Corp.:
5% 3/1/19 (b)	655,000	650,088
6% 10/1/20	415,000	439,900
6.25% 11/1/18	415,000	449,756
8.125% 4/1/22	8,565,000	9,442,913
VRX Escrow Corp.:
5.375% 3/15/20 (b)	2,550,000	2,572,313
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
VRX Escrow Corp.: - continued
5.875% 5/15/23 (b)	$ 2,060,000	$ 2,111,500
6.125% 4/15/25 (b)	2,200,000	2,277,000
		35,391,530
Homebuilders/Real Estate - 2.7%
CBRE Group, Inc. 5% 3/15/23	4,485,000	4,686,825
D.R. Horton, Inc. 4.375% 9/15/22	610,000	610,000
Howard Hughes Corp. 6.875% 10/1/21 (b)	2,515,000	2,634,463
Lennar Corp.:
4.5% 6/15/19	945,000	975,713
4.5% 11/15/19	585,000	601,088
Shea Homes Ltd. Partnershp/Corp.:
5.875% 4/1/23 (b)	300,000	305,250
6.125% 4/1/25 (b)	300,000	302,250
Standard Pacific Corp. 5.875% 11/15/24	1,570,000	1,613,175
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	2,495,000	2,470,050
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	290,000	283,113
5.875% 6/15/24 (b)	2,770,000	2,707,675
William Lyon Homes, Inc.:
5.75% 4/15/19	4,580,000	4,625,800
7% 8/15/22	3,095,000	3,191,719
		25,007,121
Leisure - 0.8%
24 Hour Holdings III LLC 8% 6/1/22 (b)	1,875,000	1,593,750
NCL Corp. Ltd.:
5% 2/15/18	1,405,000	1,433,100
5.25% 11/15/19 (b)	1,860,000	1,906,500
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	530,000	625,400
Speedway Motorsports, Inc. 5.125% 2/1/23 (b)	1,845,000	1,872,675
		7,431,425
Metals/Mining - 3.6%
CONSOL Energy, Inc.:
5.875% 4/15/22	5,405,000	4,891,525
8% 4/1/23 (b)	1,720,000	1,696,350
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	4,995,000	4,620,375
7.25% 5/15/22 (b)	2,190,000	2,020,275
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	1,650,000	1,218,938
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
8.25% 11/1/19 (b)	$ 2,955,000	$ 2,541,300
Lundin Mining Corp.:
7.5% 11/1/20 (b)	1,690,000	1,753,375
7.875% 11/1/22 (b)	2,525,000	2,632,313
Murray Energy Corp.:
8.625% 6/15/21 (b)	2,685,000	2,805,825
9.5% 12/5/20 (b)	2,505,000	2,805,600
New Gold, Inc. 6.25% 11/15/22 (b)	1,650,000	1,633,500
Peabody Energy Corp.:
6.25% 11/15/21	2,000,000	1,230,000
7.875% 11/1/26	915,000	551,288
10% 3/15/22 (b)	1,540,000	1,362,900
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (b)	420,000	391,650
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	815,000	809,906
		32,965,120
Paper - 0.9%
Mercer International, Inc. 7% 12/1/19	585,000	605,475
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	7,613,000	7,984,134
		8,589,609
Publishing/Printing - 1.6%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	3,500,000	3,867,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(d)	6,095,000	6,125,475
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,505,000	4,786,563
7% 2/15/22	320,000	352,800
		15,132,338
Services - 4.6%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	1,235,000	1,136,200
ADT Corp.:
3.5% 7/15/22	2,525,000	2,297,750
4.125% 4/15/19	1,085,000	1,105,344
5.25% 3/15/20	1,250,000	1,293,750
APX Group, Inc.:
6.375% 12/1/19	7,040,000	7,004,800
8.75% 12/1/20	4,656,000	4,295,160
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
Audatex North America, Inc. 6% 6/15/21 (b)	$ 3,100,000	$ 3,278,250
Bankrate, Inc. 6.125% 8/15/18 (b)	346,000	341,675
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	3,115,000	3,208,450
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	2,295,000	2,151,563
FTI Consulting, Inc. 6.75% 10/1/20	1,885,000	1,988,675
Garda World Security Corp.:
7.25% 11/15/21 (b)	4,665,000	4,583,363
7.25% 11/15/21 (b)	205,000	201,413
IHS, Inc. 5% 11/1/22 (b)	1,350,000	1,355,940
The GEO Group, Inc. 5.875% 1/15/22	2,205,000	2,326,275
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (d)	3,975,000	4,079,344
United Rentals North America, Inc.:
4.625% 7/15/23	830,000	837,221
5.5% 7/15/25	665,000	675,773
		42,160,946
Steel - 1.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	7,835,000	6,581,400
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	465,000	469,650
11.25% 10/15/18	1,055,000	1,070,825
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	850,000	855,313
5.5% 10/1/24 (b)	425,000	430,844
6.125% 8/15/19	3,320,000	3,535,800
		12,943,832
Super Retail - 3.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	4,205,000	4,357,431
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,425,000	1,499,813
Hot Topic, Inc. 9.25% 6/15/21 (b)	4,165,000	4,508,613
JC Penney Corp., Inc.:
5.65% 6/1/20	9,521,000	8,211,863
5.75% 2/15/18	680,000	642,600
7.4% 4/1/37	2,420,000	1,802,900
8.125% 10/1/19	1,645,000	1,612,100
Netflix, Inc.:
5.5% 2/15/22 (b)	1,610,000	1,646,225
5.875% 2/15/25 (b)	1,610,000	1,652,263
The Men's Wearhouse, Inc. 7% 7/1/22 (b)	4,400,000	4,631,000
		30,564,808
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 3.3%
ADT Corp.:
4.125% 6/15/23	$ 6,665,000	$ 6,231,775
6.25% 10/15/21	1,010,000	1,075,650
Brocade Communications Systems, Inc. 4.625% 1/15/23	2,950,000	2,942,625
Compiler Finance Sub, Inc. 7% 5/1/21 (b)	340,000	260,950
Lucent Technologies, Inc.:
6.45% 3/15/29	7,865,000	7,943,650
6.5% 1/15/28	4,140,000	4,181,400
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,500,000	3,561,250
5.875% 2/15/22	695,000	733,579
Nuance Communications, Inc. 5.375% 8/15/20 (b)	920,000	929,200
Sensata Technologies BV 5% 10/1/25 (b)	1,450,000	1,469,938
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (b)	505,000	316,888
Viasystems, Inc. 7.875% 5/1/19 (b)	975,000	1,026,188
		30,673,093
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (b)	3,235,000	3,445,275
8.875% 1/1/20 (b)	965,000	1,051,850
Altice Financing SA:
6.5% 1/15/22 (b)	200,000	205,250
6.625% 2/15/23 (b)	1,690,000	1,740,700
7.875% 12/15/19 (b)	720,000	763,200
Altice Finco SA:
7.625% 2/15/25 (b)	3,705,000	3,797,625
9.875% 12/15/20 (b)	2,530,000	2,801,975
Columbus International, Inc. 7.375% 3/30/21 (b)	6,765,000	7,111,706
Digicel Group Ltd.:
6% 4/15/21 (b)	6,690,000	6,355,500
6.75% 3/1/23 (b)	1,420,000	1,375,625
7% 2/15/20 (b)	200,000	204,000
7.125% 4/1/22 (b)	4,195,000	3,838,425
8.25% 9/1/17 (b)	2,560,000	2,612,813
8.25% 9/30/20 (b)	3,950,000	3,955,925
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	2,020,000	2,020,000
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	1,870,000	1,972,850
GCI, Inc. 6.875% 4/15/25 (b)	920,000	926,900
Intelsat Luxembourg SA 7.75% 6/1/21	1,705,000	1,572,863
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
Level 3 Financing, Inc. 5.375% 8/15/22	$ 1,065,000	$ 1,095,951
MasTec, Inc. 4.875% 3/15/23	350,000	327,250
Millicom International Cellular SA 6% 3/15/25 (b)	3,650,000	3,636,313
Sprint Capital Corp.:
6.875% 11/15/28	14,040,000	12,881,663
8.75% 3/15/32	9,250,000	9,550,625
Sprint Communications, Inc. 9% 11/15/18 (b)	345,000	395,888
Sprint Corp.:
7.625% 2/15/25	3,425,000	3,407,875
7.875% 9/15/23	1,685,000	1,718,700
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,960,000	2,008,392
6.375% 3/1/25	6,425,000	6,629,958
6.464% 4/28/19	1,070,000	1,103,438
6.5% 1/15/24	2,000,000	2,090,000
6.542% 4/28/20	2,430,000	2,557,575
6.625% 4/1/23	2,940,000	3,075,975
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	3,395,000	3,403,488
		99,635,573
Textiles/Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (b)	2,420,000	2,165,900
Transportation Ex Air/Rail - 1.6%
Aguila 3 SA 7.875% 1/31/18 (b)	3,470,000	3,470,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	1,620,000	1,628,100
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	5,280,000	4,923,600
8.125% 2/15/19	4,820,000	4,169,300
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	450,000	436,500
		14,627,500
Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	4,280,000	4,419,100
Calpine Corp.:
5.375% 1/15/23	935,000	935,000
5.75% 1/15/25	1,305,000	1,314,788
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	5,095,000	5,413,438
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (b)	7,860,000	8,135,100
7.375% 11/1/22 (b)	5,950,000	6,254,938
7.625% 11/1/24 (b)	6,355,000	6,656,863
Nonconvertible Bonds - continued
	Principal Amount	Value
Utilities - continued
NRG Energy, Inc.:
6.25% 7/15/22	$ 1,085,000	$ 1,114,838
6.25% 5/1/24	8,445,000	8,508,338
NSG Holdings II, LLC 7.75% 12/15/25 (b)	5,508,904	5,935,844
RJS Power Holdings LLC 5.125% 7/15/19 (b)	4,320,000	4,255,200
The AES Corp.:
4.875% 5/15/23	3,975,000	3,875,625
7.375% 7/1/21	1,755,000	1,948,050
		58,767,122
TOTAL NONCONVERTIBLE BONDS (Cost $783,889,078)		781,318,064
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(d) (Cost $123,139)	209,277	144,610
Common Stocks - 0.0%
	Shares
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $584,498)	0*	62,408
Nonconvertible Preferred Stocks - 0.2%

Banks & Thrifts - 0.2%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $1,609,737)	66,233	1,657,150
Bank Loan Obligations - 8.5%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (d)	$ 1,423,839	1,422,059
Air Transportation - 0.2%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (d)	1,880,000	1,891,750
Broadcasting - 0.3%
Clear Channel Communications, Inc. Tranche D, term loan 6.928% 1/30/19 (d)	2,515,000	2,395,538
Bank Loan Obligations - continued
	Principal Amount	Value
Building Materials - 0.3%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (d)	$ 2,661,053	$ 2,587,874
Tranche 2LN, term loan 7.75% 4/1/22 (d)	180,000	175,950
		2,763,824
Cable/Satellite TV - 0.1%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (d)	382,392	383,348
Tranche B 2LN, term loan 4.5% 5/8/20 (d)	330,821	331,648
		714,996
Capital Goods - 0.3%
Husky Injection Molding Systems Ltd. Tranche 2LN, term loan 7.25% 6/30/22 (d)	465,000	452,213
Rexnord LLC Tranche B, term loan 4% 8/21/20 (d)	2,114,268	2,114,268
		2,566,481
Containers - 0.5%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (d)	2,950,101	2,957,476
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (d)	1,497,889	1,486,655
		4,444,131
Diversified Financial Services - 0.2%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (d)	1,515,000	1,499,850
Tranche B 1LN, term loan 4.75% 11/15/21 (d)	130,000	129,675
		1,629,525
Energy - 0.3%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (d)	1,595,000	1,467,400
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (d)	1,190,234	944,749
Targa Resources Corp. term loan 5.75% 2/27/22 (d)	441,791	443,470
		2,855,619
Food & Drug Retail - 0.3%
Albertson's LLC Tranche B 3LN, term loan 5% 8/25/19 (d)	2,990,000	3,016,163
Gaming - 1.0%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (d)	4,332,654	4,353,407
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)	3,719,755	3,310,582
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (d)	$ 286,375	$ 285,659
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/1/21 (d)	1,256,850	1,261,626
		9,211,274
Healthcare - 0.9%
Community Health Systems, Inc. Tranche F, term loan 3.428% 12/31/18 (d)	1,470,000	1,469,544
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (d)	2,720,908	2,720,908
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (d)	2,553,568	2,562,378
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (d)	545,000	542,956
Tranche B 1LN, term loan 4.25% 1/28/21 (d)	940,828	933,772
		8,229,558
Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (d)	1,442,496	1,435,283
Metals/Mining - 0.4%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (d)	599,666	544,196
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (d)	3,551,124	3,196,012
		3,740,208
Publishing/Printing - 0.4%
Springer Science+Business Media Deutschland GmbH:
Tranche B 3LN, term loan 4.75% 8/14/20 (d)	1,522,331	1,522,331
Tranche B 9LN, term loan 8/14/20 (d)(e)	2,200,000	2,202,750
		3,725,081
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (d)	1,278,813	1,240,448
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (d)	1,442,152	865,291
Garda World Security Corp.:
term loan 4% 11/8/20 (d)	2,373,105	2,355,307
Tranche DD, term loan 4% 11/8/20 (d)	607,073	602,520
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (d)	$ 4,441,092	$ 4,174,627
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (d)	460,350	455,747
		9,693,940
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (d)	49,750	49,128
6% 5/22/18 (d)	2,830,958	2,827,419
PetSmart, Inc. Tranche B, term loan 5% 3/11/22 (d)	1,685,000	1,699,744
		4,576,291
Technology - 0.9%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.25% 2/28/21 (d)	1,035,114	1,032,526
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (d)	1,517,317	1,528,697
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (d)	2,401,089	2,380,200
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (d)	2,733,527	2,801,865
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (d)	388,968	338,402
		8,081,690
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (d)	1,534,383	1,517,121
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (d)	2,975,120	2,986,425
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (d)	1,625,000	1,635,156
		6,138,702
TOTAL BANK LOAN OBLIGATIONS (Cost $79,850,990)		78,532,113
Preferred Securities - 4.6%

Banks & Thrifts - 3.6%
Bank of America Corp.:
6.1% (c)(d)	2,050,000	2,084,566
6.25% (c)(d)	965,000	987,519
6.5% (c)(d)	1,975,000	2,144,991
Barclays Bank PLC 7.625% 11/21/22	6,585,000	7,890,267
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
Barclays PLC:
6.625% (c)(d)	$ 855,000	$ 850,406
8.25% (c)(d)	3,205,000	3,446,103
Credit Agricole SA 6.625% (b)(c)(d)	6,775,000	6,802,915
Deutsche Bank AG 7.5% (c)(d)	3,400,000	3,551,021
JPMorgan Chase & Co.:
6% (c)(d)	2,870,000	2,933,941
6.75% (c)(d)	2,970,000	3,255,125
		33,946,854
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (c)(d)	2,735,000	2,767,594
6.3% (c)(d)	6,115,000	6,390,741
		9,158,335
TOTAL PREFERRED SECURITIES (Cost $41,638,965)		43,105,189
Money Market Funds - 0.8%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $7,298,335)	7,298,335	7,298,335
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $914,994,742)		912,117,869
NET OTHER ASSETS (LIABILITIES) - 1.8%		16,775,596
NET ASSETS - 100%		$ 928,893,465
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,512,737 or 44.3% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) The coupon rate will be determined upon settlement of the loan after period end.
* Amount represents less than 1 share.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,723
Other Information

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 1,657,150	$ 1,657,150	$ -	$ -
Telecommunication Services	62,408	-	-	62,408
Corporate Bonds	781,318,064	-	781,318,064	-
Commercial Mortgage Securities	144,610	-	-	144,610
Bank Loan Obligations	78,532,113	-	78,532,113	-
Preferred Securities	43,105,189	-	43,105,189	-
Money Market Funds	7,298,335	7,298,335	-	-
Total Investments in Securities:	$ 912,117,869	$ 8,955,485	$ 902,955,366	$ 207,018
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	70.6%
Luxembourg	6.2%
Canada	5.5%
Bermuda	3.9%
Austria	2.6%
France	2.0%
United Kingdom	1.5%
Marshall Islands	1.3%
Cayman Islands	1.2%
Australia	1.2%
Others (Individually Less Than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $907,696,407)	$ 904,819,534
Fidelity Central Funds (cost $7,298,335)	7,298,335
Total Investments (cost $914,994,742)		$ 912,117,869
Cash		477,616
Receivable for investments sold		6,133,725
Receivable for fund shares sold		1,338,569
Interest receivable		15,455,721
Distributions receivable from Fidelity Central Funds		2,503
Other receivables		1,025
Total assets		935,527,028

Liabilities
Payable for investments purchased	$ 6,197,560
Payable for fund shares redeemed	432,116
Distributions payable	263
Other payables and accrued expenses	3,624
Total liabilities		6,633,563

Net Assets		$ 928,893,465
Net Assets consist of:
Paid in capital		$ 931,770,338
Net unrealized appreciation (depreciation) on investments		(2,876,873)
Net Assets, for 9,199,366 shares outstanding		$ 928,893,465
Net Asset Value, offering price and redemption price per share ($928,893,465 ÷ 9,199,366 shares)		$ 100.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 766,125
Interest		23,445,145
Income from Fidelity Central Funds		22,723
Total income		24,233,993

Expenses
Custodian fees and expenses	$ 7,030
Independent directors' compensation	1,434
Miscellaneous	2
Total expenses before reductions	8,466
Expense reductions	(2,224)	6,242
Net investment income (loss)		24,227,751
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(5,504,662)
Change in net unrealized appreciation (depreciation) on investment securities		(2,011,875)
Net gain (loss)		(7,516,537)
Net increase (decrease) in net assets resulting from operations		$ 16,711,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,227,751	$ 27,186,397
Net realized gain (loss)	(5,504,662)	4,071,683
Change in net unrealized appreciation (depreciation)	(2,011,875)	(2,936,030)
Net increase (decrease) in net assets resulting from operations	16,711,214	28,322,050
Distributions to partners from net investment income	(23,967,898)	(26,736,878)
Affiliated share transactions Proceeds from sales of shares	484,291,125	44,382,802
Reinvestment of distributions	23,965,088	26,722,503
Cost of shares redeemed	(30,013,236)	(20,801,115)
Net increase (decrease) in net assets resulting from share transactions	478,242,977	50,304,190
Total increase (decrease) in net assets	470,986,293	51,889,362

Net Assets
Beginning of period	457,907,172	406,017,810
End of period	$ 928,893,465	$ 457,907,172
Other Affiliated Information Shares
Sold	4,770,716	428,474
Issued in reinvestment of distributions	237,971	256,831
Redeemed	(298,507)	(200,234)
Net increase (decrease)	4,710,180	485,071

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 102.00	$ 101.40	$ 101.43	$ 91.48	$ 96.05	$ 88.49
Income from Investment Operations
Net investment income (loss) D	3.050	6.317	6.723	7.580	7.783	8.328
Net realized and unrealized gain (loss)	(1.056)	.503	(.282) H	9.372	(5.177)	6.532
Total from investment operations	1.994	6.820	6.441	16.952	2.606	14.860
Distributions to partners from net investment income	(3.024)	(6.220)	(6.471)	(7.002)	(7.176)	(7.300)
Net asset value, end of period	$ 100.97	$ 102.00	$ 101.40	$ 101.43	$ 91.48	$ 96.05
Total ReturnB, C	2.00%	6.77%	6.46%	19.03%	2.48%	17.45%
Ratios to Average Net Assets E, H
Expenses before reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any G	.00%A	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions G	.00%A	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	6.11% A	6.07%	6.54%	7.74%	7.94%	9.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 928,893	$ 457,907	$ 406,018	$ 537,445	$ 498,050	$ 599,814
Portfolio turnover rate F	63% A	74%	87%	51%	69%	82%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GAmount represents less than .01%. HExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,605,139
Gross unrealized depreciation	(18,783,851)
Net unrealized appreciation (depreciation) on securities	$ (2,178,712)

Tax Cost	$ 914,296,581

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $700,907,175 and $234,889,660, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,050.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,434.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $790.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® International Equity
Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-SANN-0515
1.859211.107

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period* October 1, 2014 to March 31, 2015
Actual	.0113%	$ 1,000.00	$ 1,021.10	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.88	$ .06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of March 31, 2015
United Kingdom 20.0%
Japan 17.0%
United States of America* 8.9%
France 8.0%
Germany 7.1%
Switzerland 7.1%
Australia 4.6%
Belgium 3.1%
Sweden 2.7%
Other 21.5%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
*Includes Short-Term Investments and Net Other Assets (Liabilities).
As of September 30, 2014
United Kingdom 21.3%
Japan 15.9%
France 8.9%
Germany 7.7%
Switzerland 7.3%
United States of America* 7.2%
Australia 5.1%
Netherlands 3.5%
Belgium 2.9%
Other 20.2%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
*Includes Short-Term Investments and Net Other Assets (Liabilities).
Asset Allocation as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks and Equity Futures	96.7	98.3
Short-Term Investments and Net Other Assets (Liabilities)	3.3	1.7
Top Ten Stocks as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG (Switzerland, Pharmaceuticals)	1.9	0.5
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.6	2.0
KBC Groep NV (Belgium, Banks)	1.5	1.4
Prudential PLC (United Kingdom, Insurance)	1.4	1.3
Standard Chartered PLC (United Kingdom) (United Kingdom, Banks)	1.3	1.5
Commonwealth Bank of Australia (Australia, Banks)	1.3	1.2
Nestle SA (Switzerland, Food Products)	1.2	1.4
Bayer AG (Germany, Pharmaceuticals)	1.1	1.2
Anheuser-Busch InBev SA NV (Belgium, Beverages)	1.1	1.0
Australia & New Zealand Banking Group Ltd. (Australia, Banks)	1.0	1.1
	13.4
Market Sectors as of March 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.3	25.3
Consumer Discretionary	13.8	10.5
Industrials	11.9	11.6
Health Care	10.7	11.3
Consumer Staples	10.4	11.1
Materials	6.9	7.6
Energy	4.8	6.4
Information Technology	4.7	5.8
Telecommunication Services	4.6	4.9
Utilities	3.5	3.7

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.6%
Australia & New Zealand Banking Group Ltd.	1,110,156	$ 30,980,964
BHP Billiton Ltd.	502,242	11,674,130
Commonwealth Bank of Australia	528,886	37,623,951
Flight Centre Travel Group Ltd. (d)	669,781	20,226,999
Magellan Financial Group Ltd. (d)	841,717	12,591,081
SEEK Ltd.	907,412	11,832,152
Steadfast Group Ltd.	1,500,000	1,736,562
Telstra Corp. Ltd.	1,905,345	9,157,110
TOTAL AUSTRALIA		135,822,949
Austria - 1.0%
ams AG	107,600	5,165,199
Andritz AG	200,700	12,015,893
Erste Group Bank AG	549,200	13,543,744
TOTAL AUSTRIA		30,724,836
Bailiwick of Jersey - 1.2%
Shire PLC	229,400	18,288,483
Wolseley PLC	306,840	18,174,796
TOTAL BAILIWICK OF JERSEY		36,463,279
Belgium - 3.1%
Anheuser-Busch InBev SA NV	257,316	31,435,110
Arseus NV (d)	124,700	4,861,204
KBC Ancora (a)	122,100	4,184,149
KBC Groep NV	737,806	45,663,839
Melexis NV	113,300	6,761,333
TOTAL BELGIUM		92,905,635
Bermuda - 1.3%
Cheung Kong Infrastructure Holdings Ltd.	647,000	5,562,298
Chow Sang Sang Holdings International Ltd.	3,727,000	8,076,413
Hongkong Land Holdings Ltd.	1,524,000	11,506,200
Petra Diamonds Ltd. (a)	1,310,473	3,545,775
Vostok Nafta Investment Ltd. SDR (a)	1,880,279	10,043,117
TOTAL BERMUDA		38,733,803
Common Stocks - continued
	Shares	Value
British Virgin Islands - 0.3%
Luxoft Holding, Inc. (a)	155,000	$ 8,019,700
Canada - 0.8%
Constellation Software, Inc.	8,300	2,868,744
Imperial Oil Ltd.	210,500	8,401,386
Suncor Energy, Inc.	160,000	4,675,378
West Fraser Timber Co. Ltd.	179,600	9,188,804
TOTAL CANADA		25,134,312
Cayman Islands - 0.9%
Pacific Textile Holdings Ltd.	11,366,000	15,745,692
Value Partners Group Ltd.	11,911,000	11,230,922
TOTAL CAYMAN ISLANDS		26,976,614
China - 0.2%
Kweichow Moutai Co. Ltd.	166,904	5,275,669
Denmark - 0.7%
Alm. Brand A/S	937,464	6,111,564
Vestas Wind Systems A/S (d)	374,900	15,533,047
TOTAL DENMARK		21,644,611
Finland - 1.2%
Fortum Corp.	259,100	5,449,363
Nokia Corp. (d)	1,097,900	8,371,223
Sampo Oyj (A Shares)	320,000	16,178,642
Tikkurila Oyj (d)	334,156	6,391,969
TOTAL FINLAND		36,391,197
France - 8.0%
Air Liquide SA	199,980	25,760,414
BIC SA	110,700	15,771,498
Christian Dior SA	98,600	18,632,953
Edenred SA	663,871	16,571,501
Eurazeo SA	115,100	7,899,682
Gaztransport et Technigaz SA	32,457	1,915,278
GDF Suez	479,300	9,485,336
L'Oreal SA	99,700	18,369,135
Orange SA	743,000	11,932,255
Publicis Groupe SA	1	77
Renault SA	202,900	18,494,120
Rexel SA	879,700	16,614,688
Safran SA	286,300	20,009,865
Suez Environnement SA	289,021	4,980,087
Common Stocks - continued
	Shares	Value
France - continued
Total SA	363,900	$ 18,088,382
Total SA sponsored ADR (d)	251,900	12,509,354
VINCI SA	372,594	21,325,625
TOTAL FRANCE		238,360,250
Germany - 6.4%
Bayer AG	215,500	32,428,707
Beiersdorf AG (d)	99,300	8,637,881
Continental AG	70,100	16,605,118
Daimler AG (Germany) (d)	263,920	25,463,577
Deutsche Annington Immobilien SE	802,900	27,108,192
Deutsche Telekom AG	966,400	17,675,865
E.ON AG	634,822	9,477,795
Fresenius SE & Co. KGaA	114,300	6,832,071
Hugo Boss AG	123,600	15,051,027
OSRAM Licht AG	151,729	7,553,688
ProSiebenSat.1 Media AG	219,800	10,801,917
RWE AG	209,600	5,359,356
SAP AG (d)	103,621	7,489,454
TOTAL GERMANY		190,484,648
Hong Kong - 2.2%
AIA Group Ltd.	2,954,800	18,599,349
China Everbright Ltd.	4,228,000	11,016,311
Dah Sing Financial Holdings Ltd.	1,769,600	10,477,016
Hysan Development Co. Ltd.	2,478,000	10,867,510
PCCW Ltd.	9,215,000	5,622,200
Power Assets Holdings Ltd.	749,000	7,661,342
TOTAL HONG KONG		64,243,728
India - 0.5%
Housing Development Finance Corp. Ltd.	640,744	13,536,447
Indonesia - 1.0%
PT Bank Central Asia Tbk	9,271,400	10,512,314
PT Bank Danamon Indonesia Tbk Series A	22,519,600	8,826,994
PT Indocement Tunggal Prakarsa Tbk	5,644,900	9,465,731
TOTAL INDONESIA		28,805,039
Ireland - 2.3%
Actavis PLC (a)	43,300	12,886,946
C&C Group PLC	1,548,800	6,353,300
Greencore Group PLC	1,734,154	8,293,560
Common Stocks - continued
	Shares	Value
Ireland - continued
James Hardie Industries PLC CDI	1,343,403	$ 15,614,076
Medtronic PLC	84,400	6,582,356
Ryanair Holdings PLC sponsored ADR	273,400	18,254,918
TOTAL IRELAND		67,985,156
Israel - 1.0%
Bezeq The Israel Telecommunication Corp. Ltd.	2,942,400	5,486,545
Teva Pharmaceutical Industries Ltd. sponsored ADR	389,800	24,284,540
TOTAL ISRAEL		29,771,085
Italy - 0.9%
Enel SpA	2,251,645	10,197,594
Mediaset SpA	1,673,200	7,653,407
Telecom Italia SpA (a)(d)	8,271,000	9,684,529
TOTAL ITALY		27,535,530
Japan - 17.0%
ACOM Co. Ltd. (a)(d)	3,149,000	10,919,817
AEON MALL Co. Ltd.	624,340	12,363,876
Ain Pharmaciez, Inc.	237,400	9,403,208
Astellas Pharma, Inc.	1,558,200	25,530,952
Bridgestone Corp.	502,000	20,100,046
Broadleaf Co. Ltd.	343,500	6,717,329
Coca-Cola Central Japan Co. Ltd.	328,900	6,703,098
Daikin Industries Ltd.	267,100	17,856,717
Fuji Heavy Industries Ltd.	705,400	23,416,624
Hitachi Construction Machinery Co. Ltd. (d)	602,200	10,512,073
Hitachi Ltd.	2,065,000	14,103,648
Isuzu Motors Ltd.	1,571,500	20,849,849
Japan Tobacco, Inc.	462,500	14,621,875
JSR Corp.	824,700	14,281,481
JTEKT Corp.	928,900	14,482,900
KDDI Corp.	579,900	13,101,408
Komatsu Ltd.	733,600	14,380,525
Leopalace21 Corp. (a)	1,966,700	10,295,064
Makita Corp.	146,100	7,570,949
Mitsubishi Electric Corp.	1,737,000	20,620,765
Mitsui Fudosan Co. Ltd.	610,000	17,914,489
Murata Manufacturing Co. Ltd.	74,600	10,245,505
NEC Corp.	2,059,000	6,048,156
Nintendo Co. Ltd.	31,900	4,680,524
Nippon Telegraph & Telephone Corp.	178,600	11,025,161
NSK Ltd.	1,316,000	19,207,772
Common Stocks - continued
	Shares	Value
Japan - continued
OMRON Corp.	356,730	$ 16,070,385
ORIX Corp.	1,451,100	20,389,593
Sanken Electric Co. Ltd.	831,000	5,741,296
SoftBank Corp.	105,300	6,132,614
Sony Corp.	955,700	25,558,876
Sumitomo Mitsui Financial Group, Inc.	551,200	21,113,489
Suzuki Motor Corp.	679,600	20,411,254
Tokyo Gas Co. Ltd.	1,126,000	7,078,861
Toshiba Corp.	4,729,000	19,814,811
VT Holdings Co. Ltd.	1,040,500	4,556,876
TOTAL JAPAN		503,821,866
Korea (South) - 1.2%
DGB Financial Group Co. Ltd.	981,932	10,714,272
Dongbu Insurance Co. Ltd.	238,364	10,629,255
Samsung Electronics Co. Ltd.	9,836	12,781,398
TOTAL KOREA (SOUTH)		34,124,925
Netherlands - 2.0%
ASML Holding NV (Netherlands)	151,811	15,390,522
ING Groep NV (Certificaten Van Aandelen)	1,661,100	24,331,757
Royal DSM NV	334,224	18,676,685
TOTAL NETHERLANDS		58,398,964
New Zealand - 0.2%
A2 Milk Co. Ltd. (a)(d)	4,854,882	2,032,525
Spark New Zealand Ltd.	2,243,984	4,999,255
TOTAL NEW ZEALAND		7,031,780
Norway - 0.6%
Borregaard ASA	1,143,961	8,449,381
Statoil ASA	513,600	9,081,172
TOTAL NORWAY		17,530,553
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	733,097	4,020,216
Portugal - 0.2%
Energias de Portugal SA	1,527,837	5,725,181
South Africa - 0.7%
Naspers Ltd. Class N	125,800	19,395,334
Common Stocks - continued
	Shares	Value
Spain - 0.6%
Gas Natural SDG SA	240,000	$ 5,397,325
Iberdrola SA	1,805,070	11,649,291
TOTAL SPAIN		17,046,616
Sweden - 2.7%
Alfa Laval AB	882,200	17,363,016
East Capital Explorer AB (a)(d)	1,053,858	6,913,834
Lundbergfoeretagen AB	170,267	7,793,553
Lundin Petroleum AB (a)(d)	216,500	2,968,904
Nordea Bank AB	1,247,600	15,254,295
Rezidor Hotel Group AB	2,279,200	8,574,639
Svenska Cellulosa AB (SCA) (B Shares)	401,100	9,254,201
Svenska Handelsbanken AB (A Shares) (d)	284,900	12,878,500
TOTAL SWEDEN		81,000,942
Switzerland - 7.1%
EFG International	401,788	4,961,367
Julius Baer Group Ltd.	413,290	20,736,798
Lonza Group AG	64,196	8,026,151
Nestle SA	457,523	34,452,599
Novartis AG	585,294	57,768,802
Roche Holding AG (participation certificate)	168,257	46,235,694
Sika AG (Bearer)	4,600	16,467,792
Syngenta AG (Switzerland)	65,843	22,368,751
TOTAL SWITZERLAND		211,017,954
Thailand - 0.2%
TISCO Financial Group PCL	3,251,400	4,572,750
Turkey - 0.2%
Logo Yazilim Sanayi Ve Ticar	565,917	5,585,459
United Kingdom - 20.0%
Aberdeen Asset Management PLC	2,380,100	16,226,823
Al Noor Hospitals Group PLC	562,300	8,474,617
Aldermore Group PLC	2,556,500	8,836,087
AstraZeneca PLC (United Kingdom)	378,443	25,968,178
Aviva PLC	2,743,200	21,953,509
Babcock International Group PLC	150,200	2,193,532
BAE Systems PLC	3,134,800	24,343,600
Bellway PLC	154,100	4,528,406
BG Group PLC	1,451,916	17,820,437
BP PLC	4,519,837	29,298,328
British American Tobacco PLC (United Kingdom)	246,600	12,769,945
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Britvic PLC	732,600	$ 7,982,097
BT Group PLC	2,670,100	17,349,899
Diageo PLC	844,553	23,338,662
easyJet PLC	399,800	11,161,452
Essentra PLC	837,900	12,348,617
Hikma Pharmaceuticals PLC	282,754	8,934,014
Howden Joinery Group PLC	1,783,600	11,736,734
Imperial Tobacco Group PLC	158,466	6,965,079
Informa PLC	1,462,358	12,245,483
ITV PLC	4,534,800	17,012,386
Lloyds Banking Group PLC	23,434,200	27,163,480
Mondi PLC	955,700	18,401,556
National Grid PLC	1,091,000	14,025,953
Prudential PLC	1,642,164	40,751,029
Royal & Sun Alliance Insurance Group PLC	1,544,275	9,641,883
Royal Dutch Shell PLC:
Class A (United Kingdom)	877,068	26,081,452
Class B (United Kingdom)	43,963	1,369,461
SABMiller PLC	164,300	8,627,781
St. James's Place Capital PLC	1,612,972	22,359,619
St. Modwen Properties PLC	2,204,900	14,535,207
Standard Chartered PLC:
(Hong Kong)	953,203	15,688,662
(United Kingdom)	2,451,002	39,757,652
Tesco PLC	3,652,200	13,036,734
Unilever PLC	136,199	5,682,694
Victrex PLC (d)	157,800	4,389,010
Virgin Money Holdings Uk PLC (a)	1,055,000	6,228,648
Vodafone Group PLC	7,520,428	24,609,290
TOTAL UNITED KINGDOM		593,837,996
United States of America - 5.5%
Accuray, Inc. (a)(d)	1,393,600	12,960,480
Akorn, Inc. (a)(d)	300,810	14,291,483
Anadarko Petroleum Corp.	30,700	2,542,267
Cobalt International Energy, Inc. (a)	240,000	2,258,400
Constellation Brands, Inc. Class A (sub. vtg.) (a)	141,900	16,490,199
Energizer Holdings, Inc.	70,900	9,787,745
Facebook, Inc. Class A (a)	78,900	6,486,764
FMC Technologies, Inc. (a)	49,500	1,831,995
Freeport-McMoRan, Inc.	416,700	7,896,465
Jarden Corp. (a)	143,900	7,612,310
Common Stocks - continued
	Shares	Value
United States of America - continued
Kroger Co.	115,900	$ 8,884,894
Lorillard, Inc.	95,100	6,214,785
Macy's, Inc.	207,900	13,494,789
Mead Johnson Nutrition Co. Class A	77,800	7,821,234
Molson Coors Brewing Co. Class B	103,000	7,668,350
Mondelez International, Inc.	184,700	6,665,823
Monster Beverage Corp. (a)	87,900	12,164,921
Nu Skin Enterprises, Inc. Class A	178,100	10,723,401
Oceaneering International, Inc.	28,900	1,558,577
WhiteWave Foods Co. (a)	116,100	5,147,874
TOTAL UNITED STATES OF AMERICA		162,502,756
TOTAL COMMON STOCKS (Cost $2,580,939,262)		2,844,427,780
Nonconvertible Preferred Stocks - 0.7%

Germany - 0.7%
Volkswagen AG (Cost $14,275,874)	81,200	21,639,858
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 4/2/15 to 6/11/15 (e) (Cost $7,349,827)	$ 7,350,000	7,349,743
Money Market Funds - 7.4%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	80,813,891	$ 80,813,891
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	137,402,557	137,402,557
TOTAL MONEY MARKET FUNDS (Cost $218,216,448)		218,216,448
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $2,820,781,411)		3,091,633,829
NET OTHER ASSETS (LIABILITIES) - (4.3)%		(126,129,757)
NET ASSETS - 100%		$ 2,965,504,072
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 ICE MSCI EAFE Mini Index Contracts (United States)	June 2015	$ 2,927,840	$ (47,111)

The face value of futures purchased as a percentage of net assets is 0.1%

Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $116,995.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,987
Fidelity Securities Lending Cash Central Fund	512,013
Total	$ 574,000
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 402,506,639	$ 272,991,239	$ 129,515,400	$ -
Consumer Staples	310,182,504	173,360,454	136,822,050	-
Energy	144,420,987	42,681,755	101,739,232	-
Financials	755,163,858	547,967,755	207,196,103	-
Health Care	314,354,678	140,562,569	173,792,109	-
Industrials	353,165,783	228,719,271	124,446,512	-
Information Technology	142,526,639	47,668,597	94,858,042	-
Materials	204,920,637	156,596,275	48,324,362	-
Telecommunication Services	136,776,131	25,265,110	111,511,021	-
Utilities	102,049,782	80,944,968	21,104,814	-
Government Obligations	7,349,743	-	7,349,743	-
Money Market Funds	218,216,448	218,216,448	-	-
Total Investments in Securities:	$ 3,091,633,829	$ 1,934,974,441	$ 1,156,659,388	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (47,111)	$ (47,111)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 248,515,704
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (47,111)
Total Value of Derivatives	$ -	$ (47,111)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $129,495,365) - See accompanying schedule: Unaffiliated issuers (cost $2,602,564,963)	$ 2,873,417,381
Fidelity Central Funds (cost $218,216,448)	218,216,448
Total Investments (cost $2,820,781,411)		$ 3,091,633,829
Cash		54,423
Foreign currency held at value (cost $200)		220
Receivable for investments sold		25,999,141
Receivable for fund shares sold		2,166,401
Dividends receivable		17,003,411
Distributions receivable from Fidelity Central Funds		189,462
Total assets		3,137,046,887

Liabilities
Payable for investments purchased	$ 32,214,309
Payable for fund shares redeemed	1,647,384
Payable for daily variation margin for derivative instruments	48,320
Other payables and accrued expenses	230,245
Collateral on securities loaned, at value	137,402,557
Total liabilities		171,542,815

Net Assets		$ 2,965,504,072
Net Assets consist of:
Paid in capital		$ 2,695,330,228
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,173,844
Net Assets, for 37,026,386 shares outstanding		$ 2,965,504,072
Net Asset Value, offering price and redemption price per share ($2,965,504,072 ÷ 37,026,386 shares)		$ 80.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 34,466,828
Interest		144
Income from Fidelity Central Funds		574,000
Income before foreign taxes withheld		35,040,972
Less foreign taxes withheld		(2,133,106)
Total income		32,907,866

Expenses
Custodian fees and expenses	$ 157,478
Independent directors' compensation	5,569
Miscellaneous	16
Total expenses before reductions	163,063
Expense reductions	(5,569)	157,494
Net investment income (loss)		32,750,372
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(29,065,441)
Foreign currency transactions	12,701,557
Futures contracts	(875,303)
Total net realized gain (loss)		(17,239,187)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $97,533)	42,572,854
Assets and liabilities in foreign currencies	(218,461)
Futures contracts	67,904
Total change in net unrealized appreciation (depreciation)		42,422,297
Net gain (loss)		25,183,110
Net increase (decrease) in net assets resulting from operations		$ 57,933,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended March 31, 2015 (Unaudited)	Year ended September 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,750,372	$ 100,170,728
Net realized gain (loss)	(17,239,187)	150,947,557
Change in net unrealized appreciation (depreciation)	42,422,297	(136,418,828)
Net increase (decrease) in net assets resulting from operations	57,933,482	114,699,457
Distributions to partners from net investment income	(25,490,528)	(85,628,602)
Affiliated share transactions Proceeds from sales of shares	188,066,487	435,026,118
Reinvestment of distributions	25,490,381	85,628,122
Cost of shares redeemed	(121,896,154)	(304,202,330)
Net increase (decrease) in net assets resulting from share transactions	91,660,714	216,451,910
Total increase (decrease) in net assets	124,103,668	245,522,765

Net Assets
Beginning of period	2,841,400,404	2,595,877,639
End of period	$ 2,965,504,072	$ 2,841,400,404
Other Affiliated Information Shares
Sold	2,382,115	5,329,525
Issued in reinvestment of distributions	316,580	1,039,112
Redeemed	(1,579,028)	(3,718,585)
Net increase (decrease)	1,119,667	2,650,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2015	Years ended September 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 79.13	$ 78.06	$ 65.60	$ 57.85	$ 66.23	$ 65.05
Income from Investment Operations
Net investment income (loss) D	.92	2.74G	2.04	2.08	2.18	1.64
Net realized and unrealized gain (loss)	.75	.64	12.32	7.65	(8.56)	.99
Total from investment operations	1.67	3.38	14.36	9.73	(6.38)	2.63
Distributions to partners from net investment income	(.71)	(2.31)	(1.90)	(1.98)	(2.00)	(1.45)
Net asset value, end of period	$ 80.09	$ 79.13	$ 78.06	$ 65.60	$ 57.85	$ 66.23
Total ReturnB, C	2.11%	4.24%	22.15%	17.06%	(10.20)%	4.21%
Ratios to Average Net AssetsE, H
Expenses before reductions	.01%A	.01%	.01%	.02%	.02%	.03%
Expenses net of fee waivers, if any	.01%A	.01%	.01%	.02%	.02%	.03%
Expenses net of all reductions	.01%A	.01%	.01%	.02%	.02%	.03%
Net investment income (loss)	2.34%A	3.34%G	2.83%	3.32%	3.10%	2.57%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,965,504	$ 2,841,400	$ 2,595,878	$ 1,348,956	$ 1,484,633	$ 1,681,422
Portfolio turnover rateF	93%A	67%	69%	82%	117%	90%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.69 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.50%. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 382,235,775
Gross unrealized depreciation	(129,136,502)
Net unrealized appreciation (depreciation) on securities	$ 253,099,273

Tax Cost	$ 2,838,534,556

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $(875,303) and a change in net unrealized appreciation (depreciation) of $67,904 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,358,180,165 and $1,265,385,868, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,372 for the period.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash

Semiannual Report

7. Security Lending - continued

Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $512,013. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $5,569.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Real Estate Equity
Central Fund

Semiannual Report

March 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

REE-SANN-0515
1.9862250.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the period (November 3, 2014 to March 31, 2015). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (October 1, 2014 to March 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value	Ending Account Value March 31, 2015	Expenses Paid During Period
Actual	.0087%	$ 1,000.00	$ 1,084.40	$ .04C
HypotheticalA		$ 1,000.00	$ 1,024.89	$ .04D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 149/365 (to reflect the period November 3, 2014 to March 31, 2015).

D Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2015
% of fund's net assets
Simon Property Group, Inc.	8.5
Boston Properties, Inc.	5.3
HCP, Inc.	4.5
Essex Property Trust, Inc.	4.4
SL Green Realty Corp.	3.7
Digital Realty Trust, Inc.	3.6
Alexandria Real Estate Equities, Inc.	3.6
Extra Space Storage, Inc.	3.3
UDR, Inc.	3.1
Federal Realty Investment Trust (SBI)	2.8
42.8
Top Five REIT Sectors as of March 31, 2015
% of fund's net assets
REITs - Office Property	15.2
REITs - Apartments	14.7
REITs - Regional Malls	12.6
REITs - Health Care	11.6
REITs - Diversified	11.5
Asset Allocation (% of fund's net assets)
As of March 31, 2015
Stocks 98.3%
Short-Term Investments and Net Other Assets (Liabilities) 1.7%

Semiannual Report

Investments March 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 96.0%
REITs - Apartments - 14.7%
American Campus Communities, Inc.	165,800	$ 7,107,846
AvalonBay Communities, Inc.	20,550	3,580,838
Camden Property Trust (SBI)	63,300	4,945,629
Equity Residential (SBI)	45,200	3,519,272
Essex Property Trust, Inc.	54,200	12,460,580
Post Properties, Inc.	19,800	1,127,214
UDR, Inc.	257,500	8,762,725
TOTAL REITS - APARTMENTS		41,504,104
REITs - Diversified - 11.5%
Corrections Corp. of America	59,800	2,407,548
Cousins Properties, Inc.	375,450	3,979,770
Digital Realty Trust, Inc.	155,700	10,269,972
Duke Realty LP	309,600	6,739,992
Store Capital Corp.	110,400	2,577,840
Vornado Realty Trust	12,700	1,422,400
WP Carey, Inc.	74,900	5,093,200
TOTAL REITS - DIVERSIFIED		32,490,722
REITs - Health Care - 11.6%
HCP, Inc.	297,400	12,850,654
Health Care REIT, Inc.	30,200	2,336,272
Medical Properties Trust, Inc.	116,900	1,723,106
Sabra Health Care REIT, Inc.	142,300	4,717,245
Senior Housing Properties Trust (SBI)	192,200	4,264,918
Ventas, Inc.	94,800	6,922,296
TOTAL REITS - HEALTH CARE		32,814,491
REITs - Hotels - 7.1%
Ashford Hospitality Prime, Inc.	118,000	1,978,860
FelCor Lodging Trust, Inc.	641,200	7,367,388
Host Hotels & Resorts, Inc.	146,400	2,954,352
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
RLJ Lodging Trust	189,700	$ 5,939,507
Sunstone Hotel Investors, Inc.	115,832	1,930,919
TOTAL REITS - HOTELS		20,171,026
REITs - Management/Investment - 1.0%
Coresite Realty Corp.	19,274	938,258
Lexington Corporate Properties Trust	181,100	1,780,213
TOTAL REITS - MANAGEMENT/INVESTMENT		2,718,471
REITs - Manufactured Homes - 1.5%
Sun Communities, Inc.	64,400	4,296,768
REITs - Office Property - 15.2%
Alexandria Real Estate Equities, Inc.	103,900	10,186,356
American Realty Capital Properties, Inc.	343,600	3,384,460
Boston Properties, Inc.	106,400	14,947,072
Gramercy Property Trust, Inc.	65,775	1,846,304
New York (REIT), Inc.	138,000	1,446,240
Piedmont Office Realty Trust, Inc. Class A	31,813	592,040
SL Green Realty Corp.	81,300	10,437,294
TOTAL REITS - OFFICE PROPERTY		42,839,766
REITs - Regional Malls - 12.6%
General Growth Properties, Inc.	82,400	2,434,920
Simon Property Group, Inc.	122,600	23,985,463
Taubman Centers, Inc.	84,900	6,548,337
The Macerich Co.	32,200	2,715,426
TOTAL REITS - REGIONAL MALLS		35,684,146
REITs - Shopping Centers - 10.5%
Cedar Shopping Centers, Inc.	345,079	2,584,642
Excel Trust, Inc.	88,700	1,243,574
Federal Realty Investment Trust (SBI)	53,800	7,919,898
Kite Realty Group Trust	144,600	4,073,382
Ramco-Gershenson Properties Trust (SBI)	39,700	738,420
Realty Income Corp.	87,000	4,489,200
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Urban Edge Properties	197,750	$ 4,686,675
WP Glimcher, Inc.	229,600	3,818,248
TOTAL REITS - SHOPPING CENTERS		29,554,039
REITs - Storage - 5.8%
Extra Space Storage, Inc.	138,300	9,344,931
Public Storage	36,200	7,136,468
TOTAL REITS - STORAGE		16,481,399
REITs - Warehouse/Industrial - 4.5%
DCT Industrial Trust, Inc.	219,375	7,603,538
Prologis, Inc.	65,100	2,835,756
Terreno Realty Corp.	95,500	2,177,400
TOTAL REITS - WAREHOUSE/INDUSTRIAL		12,616,694
TOTAL REAL ESTATE INVESTMENT TRUSTS		271,171,626
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.3%
Real Estate Operating Companies - 2.3%
Forest City Enterprises, Inc. Class A (a)	253,400	6,466,768
TOTAL COMMON STOCKS (Cost $267,861,703)		277,638,394
Money Market Funds - 1.3%

Fidelity Cash Central Fund, 0.14% (b) (Cost $3,539,675)	3,539,675	3,539,675
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $271,401,378)		281,178,069
NET OTHER ASSETS (LIABILITIES) - 0.4%		1,221,806
NET ASSETS - 100%		$ 282,399,875
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $267,861,703)	$ 277,638,394
Fidelity Central Funds (cost $3,539,675)	3,539,675
Total Investments (cost $271,401,378)		$ 281,178,069
Receivable for investments sold		3,180,926
Receivable for fund shares sold		401,981
Dividends receivable		864,537
Distributions receivable from Fidelity Central Funds		359
Total assets		285,625,872

Liabilities
Payable for investments purchased	$ 3,089,287
Payable for fund shares redeemed	131,717
Other payables and accrued expenses	4,993
Total liabilities		3,225,997

Net Assets		$ 282,399,875
Net Assets consist of:
Paid in capital		$ 272,623,184
Net unrealized appreciation (depreciation) on investments		9,776,691
Net Assets, for 2,629,919 shares outstanding		$ 282,399,875
Net Asset Value, offering price and redemption price per share ($282,399,875 ÷ 2,629,919 shares)		$ 107.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	For the period November 3, 2014 (commencement of operations) to March 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,302,846
Interest		129
Income from Fidelity Central Funds		3,554
Total income		2,306,529

Expenses
Custodian fees and expenses	$ 7,558
Independent directors' compensation	238
Total expenses before reductions	7,796
Expense reductions	(246)	7,550
Net investment income (loss)		2,298,979
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		684,845
Change in net unrealized appreciation (depreciation) on investment securities		9,776,691
Net gain (loss)		10,461,536
Net increase (decrease) in net assets resulting from operations		$ 12,760,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period November 3, 2014 (commencement of operations) to March 31, 2015 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,298,979
Net realized gain (loss)	684,845
Change in net unrealized appreciation (depreciation)	9,776,691
Net increase (decrease) in net assets resulting from operations	12,760,515
Distributions to partners from net investment income	(1,819,068)
Affiliated share transactions Proceeds from sales of shares	273,249,618
Reinvestment of distributions	1,819,068
Cost of shares redeemed	(3,610,258)
Net increase (decrease) in net assets resulting from share transactions	271,458,428
Total increase (decrease) in net assets	282,399,875

Net Assets
Beginning of period	-
End of period	$ 282,399,875
Other Affiliated Information Shares
Sold	2,646,746
Issued in reinvestment of distributions	17,191
Redeemed	(34,018)
Net increase (decrease)	2,629,919

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended March 31, 2015G
(Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	1.16
Net realized and unrealized gain (loss)	7.24
Total from investment operations	8.40
Distributions to partners from net investment income	(1.02)
Net asset value, end of period	$ 107.38
Total ReturnB, C	8.44%
Ratios to Average Net AssetsE, H
Expenses before reductions	.01%A
Expenses net of fee waivers, if any	.01%A
Expenses net of all reductions	.01%A
Net investment income (loss)	2.64%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 282,400
Portfolio turnover rateF	23%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2014 (commencement of operations) to March 31, 2015.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2015 (Unaudited)

1. Organization.

Fidelity® Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

Distributions are declared daily and paid monthly from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 13,383,319
Gross unrealized depreciation	(3,737,820)
Net unrealized appreciation (depreciation) on securities	$ 9,645,499

Tax Cost	$ 271,532,570

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,097,389 and $51,731,967, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,318 for the period.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $238.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Equity Central Fund

On September 17, 2014, the Board of Directors, including the Independent Directors (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and relevant investment philosophy, and the purpose of central funds generally. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and ultimately to enhance the performance of those funds. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, which the Board is familiar with through its supervision of other Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee to be paid on behalf of the fund and the fund's projected total expense ratio were reasonable in light of the services that the fund and its shareholders would receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' real estate allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 28, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 28, 2015